Vanguard® ESG International Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Australia (3.9%)
	Commonwealth Bank of Australia	336,685	39,902
	Westpac Banking Corp.	689,233	17,821
	National Australia Bank Ltd.	616,668	16,552
	ANZ Group Holdings Ltd.	606,711	15,361
	Wesfarmers Ltd.	228,098	13,053
	Macquarie Group Ltd.	69,123	11,853
	Goodman Group	399,081	9,069
	CSL Ltd.	97,628	6,780
	Transurban Group	622,997	6,700
	Woolworths Group Ltd.	243,854	6,165
	Fortescue Ltd.	318,026	5,108
	QBE Insurance Group Ltd.	304,782	4,953
	Northern Star Resources Ltd.	278,098	3,791
	Evolution Mining Ltd.	401,445	3,537
	Brambles Ltd.	269,966	3,216
	Telstra Group Ltd.	801,577	3,001
*	PLS Group Ltd.	627,974	2,924
	Scentre Group	1,062,912	2,920
	Suncorp Group Ltd.	218,048	2,719
	Computershare Ltd.	107,969	2,675
*	James Hardie Industries plc	113,808	2,579
	Insurance Australia Group Ltd.	459,569	2,526
*	Lynas Rare Earths Ltd.	178,337	2,452
	Sigma Healthcare Ltd.	1,014,282	2,140
	BlueScope Steel Ltd.	89,764	2,049
	Medibank Pvt Ltd.	559,601	1,927
*	Mineral Resources Ltd.	34,153	1,805
*	Xero Ltd.	31,614	1,718
*	NEXTDC Ltd.	155,275	1,699
	Vicinity Ltd.	797,859	1,448
	GPT Group	408,899	1,424
	Stockland	483,037	1,420
	Charter Hall Group	95,047	1,391
	Sonic Healthcare Ltd.	95,601	1,339
	CAR Group Ltd.	73,409	1,309
	ASX Ltd.	39,203	1,302
*	Sandfire Resources Ltd.	91,473	1,293
	Technology One Ltd.	59,723	1,287
	JB Hi-Fi Ltd.	22,147	1,184
	Perseus Mining Ltd.	279,666	1,050
	Pro Medicus Ltd.	10,999	1,046
	Mirvac Group	844,631	1,025
	REA Group Ltd.	9,562	1,023
*	Greatland Resources Ltd.	103,251	1,023
	Qantas Airways Ltd.	150,893	1,021
	Ramsay Health Care Ltd.	37,896	1,009
	WiseTech Global Ltd.	37,931	986
	Cochlear Ltd.	13,228	953
*	IGO Ltd.	137,367	947
	HUB24 Ltd.	15,428	919
*	Genesis Minerals Ltd.	215,337	916
	Bendigo & Adelaide Bank Ltd.	119,144	885
	Ramelius Resources Ltd.	372,622	870
	Capricorn Metals Ltd.	82,986	850
	Dexus	205,137	826
	Downer EDI Ltd.	132,249	772
	Atlas Arteria Ltd.	205,976	729
	Cleanaway Waste Management Ltd.	424,105	698
	Westgold Resources Ltd.	187,047	697
	Regis Resources Ltd.	152,235	675
*	Liontown Ltd.	380,577	662
	Vault Minerals Ltd.	213,218	648

		Shares	Market Value ($000)
	SEEK Ltd.	72,177	645
	Sims Ltd.	33,423	645
	Steadfast Group Ltd.	217,370	635
	Challenger Ltd.	97,677	621
	Ansell Ltd.	30,999	619
	Bank of Queensland Ltd.	127,345	572
	AMP Ltd.	478,913	548
	Reece Ltd.	52,191	514
*,1	Telix Pharmaceuticals Ltd.	53,283	501
	Eagers Automotive Ltd.	33,318	499
	Iluka Resources Ltd.	82,901	471
	nib holdings Ltd.	97,947	470
	AUB Group Ltd.	24,459	458
*	Megaport Ltd.	36,375	410
*	Zip Co. Ltd.	246,499	407
[1]	Breville Group Ltd.	19,589	406
	Pinnacle Investment Management Group Ltd.	36,387	403
*	Resolute Mining Ltd.	425,627	397
*,1	DroneShield Ltd.	156,506	385
	Harvey Norman Holdings Ltd.	110,831	367
	Netwealth Group Ltd.	23,481	360
	Reliance Worldwide Corp. Ltd.	152,041	344
*	Bellevue Gold Ltd.	310,693	343
	Region Group	202,921	331
*	Nickel Industries Ltd.	409,428	311
*	Mesoblast Ltd.	200,912	308
	Champion Iron Ltd.	87,836	281
*	Ora Banda Mining Ltd.	281,238	279
*	Neuren Pharmaceuticals Ltd.	25,758	269
	Lendlease Corp. Ltd.	137,034	268
*	Judo Capital Holdings Ltd.	239,546	268
[1]	Flight Centre Travel Group Ltd.	33,656	264
*	Develop Global Ltd.	59,096	261
	SRG Global Ltd.	115,304	260
	Imdex Ltd.	88,459	258
	Deterra Royalties Ltd.	79,460	257
	TPG Telecom Ltd.	90,544	254
*	Elevra Lithium Ltd.	27,423	254
	Super Retail Group Ltd.	28,935	243
*	IperionX Ltd.	56,732	239
	Perpetual Ltd.	20,617	235
	Generation Development Group Ltd.	78,587	230
*	Alkane Resources Ltd.	207,738	223
*	FireFly Metals Ltd.	151,142	223
	Waypoint REIT Ltd.	126,645	216
*	Vulcan Energy Resources Ltd.	75,036	215
	Orora Ltd.	223,348	209
	Kingsgate Consolidated Ltd.	47,473	209
*	Superloop Ltd.	82,635	206
	DigiCo Infrastructure REIT	107,352	204
*	Predictive Discovery Ltd.	379,100	203
	Bega Cheese Ltd.	50,775	201
	Centuria Capital Group	138,359	194
	Magellan Financial Group Ltd.	31,342	190
	EVT Ltd.	21,129	190
*	Weebit Nano Ltd.	36,213	189
	Ingenia Communities Group	68,359	187
	ARB Corp. Ltd.	13,466	187
	GQG Partners Inc.	179,460	186
	Data#3 Ltd.	28,225	183
	Service Stream Ltd.	106,876	182
	Lovisa Holdings Ltd.	10,801	180
*	PEXA Group Ltd.	23,233	179
*	Pantoro Gold Ltd.	80,331	175
	Premier Investments Ltd.	19,392	174
	Regis Healthcare Ltd.	36,717	174
	SmartGroup Corp. Ltd.	20,928	171
	Nine Entertainment Co. Holdings Ltd.	244,376	168
*	Metals X Ltd.	147,949	168
	Aussie Broadband Ltd.	43,340	167

		Shares	Market Value ($000)
	Elders Ltd.	41,466	165
*,2	Corporate Travel Management Ltd.	21,314	160
	Helia Group Ltd.	45,416	158
*	Catalyst Metals Ltd.	41,996	158
	Arena REIT	66,468	153
	Domino's Pizza Enterprises Ltd.	11,575	149
*	Macquarie Technology Group Ltd.	2,729	146
	Nick Scali Ltd.	13,793	143
	Aspen Group Ltd.	41,619	141
*	Nufarm Ltd.	64,720	139
	IRESS Ltd.	31,279	135
*	Catapult Sports Ltd.	55,467	135
	McMillan Shakespeare Ltd.	10,201	134
	GrainCorp Ltd. Class A	36,766	130
	Collins Foods Ltd.	18,922	120
	Amotiv Ltd.	26,201	120
*	WEB Travel Group Ltd.	63,155	118
	Dicker Data Ltd.	15,600	116
	HMC Capital Ltd.	52,528	115
	Kelsian Group Ltd.	35,531	115
	IPH Ltd.	41,930	114
*	Clarity Pharmaceuticals Ltd.	63,681	114
	Supply Network Ltd.	5,115	114
	Maas Group Holdings Ltd.	30,682	113
	Regal Partners Ltd.	59,608	113
*	SiteMinder Ltd.	43,096	109
	L1 Group Ltd.	136,869	104
	Credit Corp. Group Ltd.	12,355	100
*	Nanosonics Ltd.	44,114	100
*,1	PolyNovo Ltd.	112,097	98
*	Virgin Australia Holdings Ltd.	49,557	98
	Hansen Technologies Ltd.	28,987	97
	PWR Holdings Ltd.	14,246	97
	Abacus Storage King	94,924	97
*	WA1 Resources Ltd.	9,752	94
	Integral Diagnostics Ltd.	59,376	93
	Inghams Group Ltd.	60,750	91
	Bravura Solutions Ltd.	53,055	89
	Ridley Corp. Ltd.	44,046	89
	MyState Ltd.	27,556	88
	MA Financial Group Ltd.	18,616	86
*	Tuas Ltd.	57,217	85
	oOh!media Ltd.	87,015	84
*	Lifestyle Communities Ltd.	22,116	83
*	St. Barbara Ltd.	197,269	82
*,2	Opthea Ltd.	206,684	80
	IDP Education Ltd.	49,279	79
	Navigator Global Investments Ltd.	42,178	79
*	Alpha HPA Ltd.	153,263	79
	Redox Ltd.	32,916	77
*	Select Harvests Ltd.	25,758	73
	EQT Holdings Ltd.	6,462	73
	Cromwell Property Group	226,840	72
*	Temple & Webster Group Ltd.	17,644	69
*	Chalice Mining Ltd.	62,487	65
*	Wildcat Resources Ltd.	157,634	63
	FleetPartners Group Ltd.	30,424	62
	GWA Group Ltd.	36,940	57
	Vulcan Steel Ltd.	14,292	57
	Clinuvel Pharmaceuticals Ltd.	8,461	56
*	Fineos Corp. Ltd.	30,713	56
*	Aurelia Metals Ltd.	245,205	53
	GDI Property Group Partnership	115,508	51
*	Tyro Payments Ltd.	78,187	50
	Growthpoint Properties Australia Ltd.	31,461	49
	Abacus Group	66,117	49
	Cedar Woods Properties Ltd.	9,980	48
	Australian Ethical Investment Ltd.	16,735	48
*	Oceania Healthcare Ltd.	101,609	47
	Australian Clinical Labs Ltd.	29,328	43

		Shares	Market Value ($000)
	Praemium Ltd.	84,974	42
	Myer Holdings Ltd.	235,996	40
	Kogan.com Ltd.	12,462	38
*	Nuix Ltd.	38,378	38
*,1	BrainChip Holdings Ltd.	304,636	36
	Australian Finance Group Ltd.	31,599	35
*	ioneer Ltd.	350,440	34
*	Baby Bunting Group Ltd.	28,637	33
	Bapcor Ltd.	103,757	32
	Solvar Ltd.	28,545	30
*	Australian Agricultural Co. Ltd.	28,802	27
*	Healius Ltd.	107,388	26
	Accent Group Ltd.	58,376	24
*	29Metals Ltd.	118,760	24
*,2	AVZ Minerals Ltd.	335,342	24
	Humm Group Ltd.	54,062	23
*	Mayne Pharma Group Ltd.	11,925	21
*	Audinate Group Ltd.	13,727	21
	Webjet Group Ltd.	71,176	21
*	Coast Entertainment Holdings Ltd.	67,417	20
*	EML Payments Ltd.	64,729	18
*,1	Novonix Ltd.	94,513	17
*,1	Syrah Resources Ltd.	230,091	16
	G8 Education Ltd.	134,206	14
[2]	Leo Lithium Ltd.	145,596	—
*,2	ESG Minerals Ltd.	8,773	—
			259,436
Austria (0.3%)
	Erste Group Bank AG	56,354	6,717
[3]	BAWAG Group AG	15,815	2,836
	Raiffeisen Bank International AG	25,937	1,489
	ANDRITZ AG	13,630	1,240
*,1	AT&S Austria Technologie & Systemtechnik AG	5,012	824
[1]	Wienerberger AG	21,864	615
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,099	524
	Strabag SE	4,102	454
	UNIQA Insurance Group AG	22,629	452
	DO & CO AG	1,470	333
[1]	Oesterreichische Post AG	6,764	254
	Porr AG	4,858	229
	Mayr Melnhof Karton AG	1,684	156
	Telekom Austria AG Class A	13,585	155
	CA Immobilien Anlagen AG	5,343	155
*	CPI Europe AG	5,362	100
*	Lenzing AG	3,374	93
	Palfinger AG	2,176	89
*,1	BAJAJ Mobility AG	1,807	43
	Agrana Beteiligungs AG	1,103	15
			16,773
Belgium (0.7%)
*	Argenx SE	12,466	10,421
	UCB SA	24,049	7,061
	KBC Group NV	45,681	6,062
	Ageas SA/NV	36,501	2,828
	Groupe Bruxelles Lambert NV	15,062	1,418
	Aedifica SA	16,888	1,393
	Elia Group SA/NV Class B	8,873	1,379
	Ackermans & van Haaren NV	4,164	1,318
	Umicore SA	44,803	1,317
	Syensqo SA	14,031	1,098
	Financiere de Tubize SA	4,002	1,049
	Lotus Bakeries NV	80	1,025
	Warehouses De Pauw CVA	37,428	969
	D'ieteren Group	4,390	876
	Sofina SA	3,084	800
	KBC Ancora	7,728	732
	Azelis Group NV	45,292	519
	Solvay SA	13,738	414
	Melexis NV	4,343	410

		Shares	Market Value ($000)
	Montea NV	4,627	360
	Fagron	12,270	345
	VGP NV	3,122	305
	Gimv NV	4,646	263
	Xior Student Housing NV	7,032	227
	Colruyt Group NV	5,457	211
	Shurgard Self Storage Ltd.	7,351	211
	Proximus SADP	23,331	182
	Retail Estates NV	2,078	172
	Cofinimmo SA	1,561	151
	Barco NV	12,129	130
	Kinepolis Group NV	2,277	79
	Vastned NV	2,068	71
*	bpost SA	17,822	37
			43,833
Brazil (0.5%)
	B3 SA - Brasil Bolsa Balcao	1,068,786	3,496
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	472,185	2,616
	Banco BTG Pactual SA	244,117	2,601
	Equatorial SA	215,161	1,644
	Localiza Rent a Car SA	180,170	1,501
	Banco do Brasil SA	339,731	1,367
[3]	Rede D'Or Sao Luiz SA	194,800	1,314
	Suzano SA	138,272	1,149
	Telefonica Brasil SA	147,536	989
	Raia Drogasil SA	261,041	967
	BB Seguridade Participacoes SA	132,000	926
	Banco Bradesco SA	296,835	912
	Itau Unibanco Holding SA	109,015	866
	Energisa SA	86,005	818
	TOTVS SA	106,435	698
	TIM SA	158,800	689
	Rumo SA	251,899	685
	Motiva Infraestrutura de Mobilidade SA	238,058	666
	Klabin SA	180,766	597
	Lojas Renner SA	196,286	580
	Sendas Distribuidora SA	281,589	488
	MBRF Global Foods Co. SA	149,020	473
	Caixa Seguridade Participacoes SA	125,500	441
	Allos SA	78,724	440
	Banco Santander Brasil SA	79,232	427
	Smartfit Escola de Ginastica e Danca SA	112,419	413
	Multiplan Empreendimentos Imobiliarios SA	68,415	404
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	378
	Transmissora Alianca de Energia Eletrica SA	48,700	378
*	Natura Cosmeticos SA	189,987	375
	Porto Seguro SA	37,200	356
	Alupar Investimento SA	44,966	290
	Cia De Saneamento do Parana Sanepar	35,700	269
	Hypera SA	60,688	264
	Iguatemi SA	47,682	245
	Cogna Educacao SA	451,390	224
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,100	219
[3]	GPS Participacoes e Empreendimentos SA	85,600	207
	Cury Construtora e Incorporadora SA	32,200	203
	Direcional Engenharia SA	65,631	174
*,3	Hapvida Participacoes e Investimentos SA	68,884	166
*	Orizon Valorizacao de Residuos SA	9,900	159
	Fleury SA	49,499	151
*	Cia Siderurgica Nacional SA	107,634	143
*	Auren Energia SA	58,032	142
	JHSF Participacoes SA	60,400	134
	Bradsaude SA	44,610	120
	Fundo De Investimento Imobiliario VBI Prime Properties	7,268	107
	IRB-Brasil Resseguros SA	10,336	106
*	MRV Engenharia e Participacoes SA	87,400	101
	Ez Tec Empreendimentos e Participacoes SA	37,656	98
	Cia Energetica de Minas Gerais	29,161	93
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,900	93

		Shares	Market Value ($000)
	Vivara Participacoes SA	20,700	90
	Sao Martinho SA	26,300	89
	Azzas 2154 SA	23,182	89
	Fras-Le SA	20,300	88
	EcoRodovias Infraestrutura e Logistica SA	56,200	84
	Magazine Luiza SA	69,038	82
	YDUQS Participacoes SA	43,200	82
	M Dias Branco SA	20,900	80
*	Hidrovias do Brasil SA	123,387	79
	Mills Locacao Servicos e Logistica SA	26,000	78
	C&A Modas SA	32,500	75
	CSN Mineracao SA	81,400	75
*	SIMPAR SA	41,302	73
	Cia Brasileira de Aluminio	33,669	71
	Mahle Metal Leve SA	10,300	69
*	Dexco SA	73,492	69
	Vulcabras SA	23,432	69
	Tres Tentos Agroindustrial SA	22,400	69
	Minerva SA	90,269	66
	Grupo Mateus SA	78,300	66
	LOG Commercial Properties e Participacoes SA	10,167	55
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	86,988	53
	Grendene SA	53,800	43
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	43
	Grupo SBF SA	18,500	42
[3]	LWSA SA	54,200	40
*	Tupy SA	15,400	39
*	Oncoclinicas do Brasil Servicos Medicos SA	139,300	37
*	Log-in Logistica Intermodal SA	5,800	34
	Iochpe Maxion SA	16,900	30
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	28
			35,349
Canada (6.2%)
	Royal Bank of Canada	282,079	54,106
*	Shopify Inc. Class A (XNYS)	248,078	29,584
	Bank of Montreal	142,782	23,192
	Canadian Imperial Bank of Commerce	188,901	20,620
	Bank of Nova Scotia	251,160	20,153
	Agnico Eagle Mines Ltd.	100,519	18,482
	Manulife Financial Corp.	337,738	12,918
	Wheaton Precious Metals Corp.	91,972	12,366
	National Bank of Canada	79,006	11,538
*	Celestica Inc.	23,373	9,036
	Sun Life Financial Inc.	112,738	8,102
	Waste Connections Inc.	52,036	7,765
	Kinross Gold Corp.	242,880	7,378
	Intact Financial Corp.	35,782	7,030
	Dollarama Inc.	53,134	6,795
	Nutrien Ltd.	98,694	6,759
	Fairfax Financial Holdings Ltd.	4,298	6,689
	Power Corp. of Canada	107,518	6,499
	Teck Resources Ltd. Class B	96,809	6,420
	Restaurant Brands International Inc.	68,727	5,142
	Loblaw Cos. Ltd.	112,822	5,047
	Pan American Silver Corp.	83,080	4,744
*	First Quantum Minerals Ltd.	136,590	4,205
	Lundin Mining Corp.	138,001	4,122
	RB Global Inc.	37,248	3,963
	Brookfield Asset Management Ltd. Class A	76,880	3,718
	Magna International Inc.	53,959	3,497
	Alamos Gold Inc. Class A	83,591	3,429
	Great-West Lifeco Inc.	53,696	3,135
	Toromont Industries Ltd.	16,478	2,718
	CGI Inc.	38,299	2,675
[3]	Hydro One Ltd.	64,188	2,640
	Metro Inc. Class A	39,843	2,557
	Thomson Reuters Corp.	27,256	2,363
	iA Financial Corp. Inc.	18,614	2,321
*	Aritzia Inc.	19,921	2,237

		Shares	Market Value ($000)
	Gildan Activewear Inc.	36,576	2,231
	Hudbay Minerals Inc.	75,846	2,218
	George Weston Ltd.	31,186	2,185
	TMX Group Ltd.	56,412	2,111
	Equinox Gold Corp.	149,260	2,035
	First Majestic Silver Corp.	96,304	2,034
*	IAMGOLD Corp. (XTSE)	107,588	1,946
	GFL Environmental Inc. (XTSE)	48,855	1,639
	Element Fleet Management Corp.	81,633	1,627
	Eldorado Gold Corp.	47,438	1,603
	BCE Inc.	63,281	1,596
	Saputo Inc.	50,046	1,533
	DPM Metals Inc.	42,417	1,424
*	Ivanhoe Mines Ltd. Class A	160,038	1,417
*	Capstone Copper Corp.	129,190	1,407
	OceanaGold Corp.	45,012	1,360
	Lundin Gold Inc.	20,017	1,336
*	Descartes Systems Group Inc.	17,719	1,308
	OR Royalties Inc.	34,885	1,300
	TELUS Corp.	102,370	1,285
*	SSR Mining Inc.	40,711	1,272
	B2Gold Corp.	262,055	1,255
	Open Text Corp.	50,812	1,208
	Brookfield Renewable Corp.	28,492	1,143
	FirstService Corp.	8,468	1,135
*	BlackBerry Ltd.	123,624	1,108
*	G Mining Ventures Corp.	34,964	1,095
	Onex Corp.	12,691	1,013
	RioCan REIT	58,875	948
	IGM Financial Inc.	16,471	939
	Definity Financial Corp.	19,143	917
	Chartwell Retirement Residences	61,381	899
	Torex Gold Resources Inc.	19,334	887
	Colliers International Group Inc.	9,369	884
*	K92 Mining Inc.	47,174	882
	Granite REIT	12,327	862
	Canadian Apartment Properties REIT	32,035	815
	Orla Mining Ltd.	60,033	806
	Methanex Corp.	13,193	780
	West Fraser Timber Co. Ltd.	10,908	754
	Centerra Gold Inc.	40,840	721
	First Capital REIT	40,994	699
*	Aris Mining Corp.	38,344	695
*	Air Canada	41,789	669
*	Kinaxis Inc.	5,722	651
*	Discovery Silver Corp.	101,207	631
	Boyd Group Inc.	5,556	615
	Choice Properties REIT	53,535	612
*	Fortuna Mining Corp.	60,768	610
	Premium Brands Holdings Corp.	9,203	607
*	Wesdome Gold Mines Ltd.	29,866	606
*	Seabridge Gold Inc.	17,890	604
	Stella-Jones Inc.	10,636	597
*	Skeena Resources Ltd.	19,416	589
*	Endeavour Silver Corp.	59,107	589
*	Aya Gold & Silver Inc.	27,568	580
*	ERO Copper Corp.	18,969	578
	SmartCentres REIT	27,228	572
	Sprott Inc.	4,292	565
*	NGEx Minerals Ltd.	26,887	562
	Dream Industrial REIT	54,427	553
	Linamar Corp.	7,317	541
	Boralex Inc. Class A	20,104	538
	Silvercorp Metals Inc.	42,326	537
*	Taseko Mines Ltd.	69,782	519
	Quebecor Inc. Class B	10,460	508
	EQB Inc.	5,976	507
*	Novagold Resources Inc.	57,149	491
*	Perpetua Resources Corp.	17,233	466
*	Allied Gold Corp.	17,972	455

		Shares	Market Value ($000)
	BRP Inc.	7,485	433
	Triple Flag Precious Metals Corp.	12,032	387
	H&R REIT	51,400	386
*	Lightspeed Commerce Inc.	40,064	386
	North West Co. Inc.	9,834	369
	Boardwalk REIT	7,880	366
	Maple Leaf Foods Inc.	16,139	350
*	Trisura Group Ltd.	11,454	340
*	Bausch Health Cos. Inc.	62,912	338
*	Southern Cross Gold Consolidated Ltd.	43,889	333
	Brookfield Wealth Solutions Ltd.	7,079	324
*	NFI Group Inc.	17,768	299
	Primaris REIT	20,999	299
	Killam Apartment REIT	21,585	287
	Sienna Senior Living Inc.	18,556	285
	Altus Group Ltd.	8,524	262
	Pet Valu Holdings Ltd.	18,857	255
	Labrador Iron Ore Royalty Corp.	11,815	248
	Allied Properties REIT	33,782	246
	InterRent REIT	25,708	243
	Crombie REIT	17,469	213
	Enghouse Systems Ltd.	14,333	187
*	IAMGOLD Corp.	9,746	174
	Brookfield Business Corp. Class A	5,166	170
	Cargojet Inc.	2,673	167
	Leon's Furniture Ltd.	8,229	150
[1]	goeasy Ltd.	5,000	146
	GFL Environmental Inc. (XNYS)	4,311	145
	Winpak Ltd.	4,658	139
	CT REIT	10,500	135
*	Shopify Inc. Class A (XTSE)	1,025	122
	Transcontinental Inc. Class A	28,676	109
	OR Royalties Inc. (XNYS)	2,950	109
*	Canfor Corp.	9,348	96
	Cogeco Communications Inc.	1,924	94
	Canada Packers Inc.	3,049	43
			413,244
Chile (0.2%)
	Banco de Chile	8,924,475	1,681
	Latam Airlines Group SA	49,323,257	1,335
	Falabella SA	167,395	1,072
	Banco de Credito e Inversiones SA	15,307	1,033
	Banco Santander Chile	12,298,228	967
	Plaza SA	155,424	678
	Cencosud SA	259,810	613
	Parque Arauco SA	137,113	601
	Latam Airlines Group SA ADR	6,775	364
	Sociedad Quimica y Minera de Chile SA ADR	4,041	347
	Cencosud Shopping SA	97,075	265
	Aguas Andinas SA Class A	685,201	258
	Empresas CMPC SA	210,252	252
	Banco Itau Chile SA	12,125	245
	Quinenco SA	55,260	242
	Inversiones La Construccion SA	6,433	168
	Cia Sud Americana de Vapores SA	2,396,137	120
	Empresa Nacional de Telecomunicaciones SA	25,073	101
	Inversiones Aguas Metropolitanas SA	92,974	100
*	CAP SA	12,470	96
	SMU SA	586,387	95
	Ripley Corp. SA	158,688	69
	SONDA SA	95,307	30
			10,732
China (7.0%)
	Alibaba Group Holding Ltd.	3,608,000	55,939
	China Construction Bank Corp. Class H	17,652,000	19,126
	Industrial & Commercial Bank of China Ltd. Class H	16,073,000	13,612
*	PDD Holdings Inc. ADR	153,606	12,971
*,3	Xiaomi Corp. Class B	3,487,200	12,489
*,3	Meituan Class B	1,077,455	10,471

		Shares	Market Value ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	1,324,500	10,145
	Bank of China Ltd. Class H	13,751,000	9,141
	NetEase Inc.	364,715	8,942
	BYD Co. Ltd. Class H	741,500	8,632
	JD.com Inc. Class A	477,703	6,886
*	Trip.com Group Ltd.	120,798	5,691
	China Life Insurance Co. Ltd. Class H	1,521,000	5,611
	China Merchants Bank Co. Ltd. Class H	769,500	4,629
	Agricultural Bank of China Ltd. Class H	6,171,000	4,545
	Contemporary Amperex Technology Co. Ltd. Class H	42,256	3,993
	Contemporary Amperex Technology Co. Ltd. Class A	61,929	3,883
*	BeOne Medicines Ltd. Class H	157,300	3,539
*,3	Innovent Biologics Inc.	324,500	3,446
[3]	Kuaishou Technology	578,900	3,374
*,3	Wuxi Biologics Cayman Inc.	748,237	3,200
	Geely Automobile Holdings Ltd. Class A	1,263,900	3,033
	Yum China Holdings Inc. (XHKG)	68,350	2,985
[1,3]	Pop Mart International Group Ltd.	135,400	2,984
*,3	Hua Hong Semiconductor Ltd. Class H	140,757	2,901
	Zhongji Innolight Co. Ltd. Class A	15,400	2,624
	China Resources Land Ltd.	580,000	2,612
	PICC Property & Casualty Co. Ltd. Class H	1,394,000	2,587
	ANTA Sports Products Ltd.	253,800	2,453
*	XPeng Inc. Class A	294,800	2,398
	China Hongqiao Group Ltd.	628,500	2,254
*,3	Akeso Inc.	138,000	2,084
	KE Holdings Inc. Class A	381,363	2,084
	China Pacific Insurance Group Co. Ltd. Class H	518,000	2,079
	Weichai Power Co. Ltd. Class H	381,000	2,024
[3]	Nongfu Spring Co. Ltd. Class H	366,200	1,999
*	NIO Inc. Class A	348,565	1,964
	ZTO Express Cayman Inc.	87,350	1,924
*	Li Auto Inc. Class A	243,236	1,814
	H World Group Ltd.	395,530	1,771
	CMOC Group Ltd. Class H	750,000	1,750
	Foxconn Industrial Internet Co. Ltd. Class A	160,000	1,729
	Cambricon Technologies Corp. Ltd. Class A	8,771	1,698
	China CITIC Bank Corp. Ltd. Class H	1,812,000	1,686
	China Merchants Bank Co. Ltd. Class A	288,481	1,621
	CSPC Pharmaceutical Group Ltd.	1,617,280	1,548
	China Overseas Land & Investment Ltd.	766,000	1,524
[3]	WuXi AppTec Co. Ltd. Class H	89,136	1,484
	Yangzijiang Shipbuilding Holdings Ltd.	504,800	1,440
	Hygon Information Technology Co. Ltd. Class A	32,835	1,429
	Sunny Optical Technology Group Co. Ltd.	132,900	1,423
	China Yangtze Power Co. Ltd. Class A	343,690	1,409
*	J&T Global Express Ltd.	1,187,200	1,369
	Bank of Communications Co. Ltd. Class H	1,464,000	1,365
	New Oriental Education & Technology Group Inc.	289,190	1,332
	Full Truck Alliance Co. Ltd. ADR	148,369	1,309
	China Mengniu Dairy Co. Ltd.	599,120	1,297
[1]	Kingboard Laminates Holdings Ltd.	186,500	1,297
	Sino Biopharmaceutical Ltd.	1,983,000	1,264
*,1,3	SenseTime Group Inc. Class B	5,846,000	1,241
[3]	Postal Savings Bank of China Co. Ltd. Class H	1,937,000	1,240
*,1	Horizon Robotics	1,821,600	1,234
	New China Life Insurance Co. Ltd. Class H	196,200	1,215
[3]	China Tower Corp. Ltd. Class H	949,900	1,202
	Haier Smart Home Co. Ltd. Class H	477,800	1,201
	People's Insurance Co. Group of China Ltd. Class H	1,813,000	1,198
	Industrial & Commercial Bank of China Ltd. Class A	1,123,275	1,198
	BYD Co. Ltd. Class A	81,600	1,159
	Ping An Insurance Group Co. of China Ltd. Class A	145,970	1,154
	Agricultural Bank of China Ltd. Class A	1,216,100	1,136
	Luxshare Precision Industry Co. Ltd. Class A	103,214	1,119
	CITIC Securities Co. Ltd. Class H	332,537	1,108
	Li Ning Co. Ltd.	458,178	1,063
*,3	JD Health International Inc.	205,300	1,001
*	Bilibili Inc.	57,563	998
[3]	Guotai Haitong Securities Co. Ltd. Class H	588,104	982

		Shares	Market Value ($000)
	Kingboard Holdings Ltd.	116,500	979
	NAURA Technology Group Co. Ltd. Class A	10,358	965
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	523,900	947
[3]	Hansoh Pharmaceutical Group Co. Ltd.	232,000	929
	China Gold International Resources Corp. Ltd.	47,600	917
	Zhaojin Mining Industry Co. Ltd. Class H	327,000	905
[3]	China International Capital Corp. Ltd. Class H	360,800	904
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	126,000	895
[3]	3SBio Inc.	376,500	890
	Jiangxi Copper Co. Ltd. Class H	197,000	887
	Kanzhun Ltd. ADR	63,629	863
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	26,100	821
	Industrial Bank Co. Ltd. Class A	293,300	802
*	TAL Education Group ADR	81,576	792
	Sungrow Power Supply Co. Ltd. Class A	29,785	784
[3]	Ganfeng Lithium Group Co. Ltd. Class H	92,400	759
*,1	UBTech Robotics Corp. Ltd. Class H	58,000	757
*	GDS Holdings Ltd. Class A	170,941	753
	China Galaxy Securities Co. Ltd. Class H	759,000	752
	Suzhou TFC Optical Communication Co. Ltd. Class A	11,100	743
	China Taiping Insurance Holdings Co. Ltd.	291,400	740
	Bank of Communications Co. Ltd. Class A	738,300	727
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	97,110	720
	Sinotruk Hong Kong Ltd.	149,000	708
[3]	China Resources Mixc Lifestyle Services Ltd.	128,400	681
	CMOC Group Ltd. Class A	247,500	679
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	11,500	677
	Minth Group Ltd.	139,500	674
	Shengyi Technology Co. Ltd. Class A	32,100	666
	East Money Information Co. Ltd. Class A	234,700	665
	Shanghai Pudong Development Bank Co. Ltd. Class A	478,800	663
	Bank of China Ltd. Class A	763,200	661
	Victory Giant Technology Huizhou Co. Ltd. Class A	12,000	652
*,1	XtalPi Holdings Ltd.	614,000	646
*,3	JD Logistics Inc.	385,800	635
	Vipshop Holdings Ltd. ADR	44,593	634
	Montage Technology Co. Ltd. Class A	16,781	629
	China Minsheng Banking Corp. Ltd. Class H	1,457,000	624
	Great Wall Motor Co. Ltd. Class H	467,000	616
	GigaDevice Semiconductor Inc. Class A	8,800	608
	Dongyue Group Ltd.	285,000	594
	CITIC Securities Co. Ltd. Class A	154,251	594
	Shennan Circuits Co. Ltd. Class A	9,760	593
	GF Securities Co. Ltd. Class H	285,800	589
*	GCL Technology Holdings Ltd.	5,543,000	588
	Advanced Micro-Fabrication Equipment Inc. China Class A	13,219	582
	Tingyi Cayman Islands Holding Corp.	378,000	576
	China Longyuan Power Group Corp. Ltd. Class H	667,000	576
	Chaozhou Three-Circle Group Co. Ltd. Class A	30,094	572
	Kingsoft Corp. Ltd.	210,200	570
*	WuXi XDC Cayman Inc.	80,470	564
	CRRC Corp. Ltd. Class H	848,000	562
	Sinopharm Group Co. Ltd. Class H	258,500	558
*	Alibaba Health Information Technology Ltd.	1,196,000	553
[3]	Shandong Gold Mining Co. Ltd. Class H	180,850	553
	WUS Printed Circuit Kunshan Co. Ltd. Class A	28,140	549
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	60,300	548
	Avary Holding Shenzhen Co. Ltd. Class A	35,299	547
	BYD Electronic International Co. Ltd.	146,500	545
*	Kingdee International Software Group Co. Ltd.	579,000	541
	Weichai Power Co. Ltd. Class A	103,565	541
[3]	Huatai Securities Co. Ltd. Class H	265,800	538
*,1	ZTE Corp. Class H	153,600	524
	WuXi AppTec Co. Ltd. Class A	33,264	499
	China National Building Material Co. Ltd. Class H	731,332	495
*	Genscript Biotech Corp.	282,000	491
	Atour Lifestyle Holdings Ltd. ADR	14,177	487
	Wanhua Chemical Group Co. Ltd. Class A	44,600	484
	Bosideng International Holdings Ltd.	878,000	476
	Far East Horizon Ltd.	477,000	468

		Shares	Market Value ($000)
	Tongcheng Travel Holdings Ltd.	253,200	457
	China Everbright Environment Group Ltd.	667,000	454
	Ping An Bank Co. Ltd. Class A	280,800	454
	Muyuan Foods Group Co. Ltd. Class A	79,612	447
	Lens Technology Co. Ltd. Class A	74,735	447
	China Pacific Insurance Group Co. Ltd. Class A	93,500	445
	Guotai Haitong Securities Co. Ltd.	194,686	443
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	85,100	440
[3]	Longfor Group Holdings Ltd.	432,800	433
	Bank of Jiangsu Co. Ltd. Class A	259,300	433
	Shenzhen Inovance Technology Co. Ltd. Class A	39,195	429
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	18,887	424
	Bank of Ningbo Co. Ltd. Class A	91,200	418
	China Construction Bank Corp. Class A	282,500	416
	COSCO SHIPPING Holdings Co. Ltd. Class A	194,780	407
*,1	Kingsoft Cloud Holdings Ltd.	507,310	407
[3]	Yadea Group Holdings Ltd.	280,000	403
[1,3]	Giant Biogene Holding Co. Ltd.	100,800	387
*	China Ruyi Holdings Ltd.	2,220,000	385
	China Railway Group Ltd. Class H	855,000	382
	Hengan International Group Co. Ltd.	122,500	381
	BOE Technology Group Co. Ltd. Class A	504,059	381
	TCL Electronics Holdings Ltd.	215,000	380
	China Jushi Co. Ltd. Class A	61,044	380
*,3	Mobvista Inc.	183,000	379
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	94,500	376
*,3	Keymed Biosciences Inc.	47,500	374
*,1	Hesai Group Class B	19,384	372
[1,3]	Meitu Inc.	660,500	368
*	WeRide Inc. ADR	48,197	364
[1]	C&D International Investment Group Ltd.	180,000	362
	China Merchants Securities Co. Ltd. Class A	143,720	361
	JOYY Inc. ADR	5,185	350
*	Zai Lab Ltd.	199,370	350
	XD Inc.	53,400	347
	CRRC Corp. Ltd. Class A	403,115	344
	China Tungsten & Hightech Materials Co. Ltd. Class A	34,230	344
*,3	Remegen Co. Ltd. Class H	32,500	344
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	85,900	344
	China Medical System Holdings Ltd.	253,000	341
*,3	InnoCare Pharma Ltd. Class H	227,000	337
[3]	China Feihe Ltd.	855,000	334
	Yuanjie Semiconductor Technology Co. Ltd. Class A	1,961	328
	SF Holding Co. Ltd. Class A	63,400	327
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	61,660	327
	Piotech Inc. Class A	3,511	327
	Ganfeng Lithium Group Co. Ltd. Class A	30,794	326
	Gree Electric Appliances Inc. of Zhuhai Class A	56,400	326
	Wanguo Gold Group Ltd.	233,000	326
	Xinyi Solar Holdings Ltd.	946,000	323
	China Everbright Bank Co. Ltd. Class A	699,300	320
	MINISO Group Holding Ltd.	97,552	320
	Bank of Nanjing Co. Ltd. Class A	200,200	319
	Qfin Holdings Inc. Class A ADR	19,836	319
*	ZTE Corp. Class A	58,635	318
	Ningbo Deye Technology Corp. Class A	18,340	314
	Chongqing Rural Commercial Bank Co. Ltd. Class H	386,000	313
	Accelink Technologies Co. Ltd. Class A	10,400	313
*,1,3	China CITIC Financial Asset Management Co. Ltd. Class H	3,699,000	312
	China Cinda Asset Management Co. Ltd. Class H	2,316,000	310
*	Hua Hong Semiconductor Ltd. Class A	8,871	310
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	331,600	305
	Han's Laser Technology Industry Group Co. Ltd. Class A	15,400	300
	Country Garden Services Holdings Co. Ltd.	399,646	297
	JCET Group Co. Ltd. Class A	24,500	297
*	Tianqi Lithium Corp. Class A	31,821	296
*,1	Sunac China Holdings Ltd.	2,432,000	295
[1]	Jiangsu Expressway Co. Ltd. Class H	220,000	294
	Eve Energy Co. Ltd. Class A	31,000	292
	Beijing Enterprises Water Group Ltd.	838,000	291

		Shares	Market Value ($000)
	Bank of Shanghai Co. Ltd. Class A	217,900	291
*,3	CALB Group Co. Ltd. Class H	77,400	289
*,1	RoboSense Technology Co. Ltd.	71,400	289
	Hgtech Co. Ltd. Class A	12,800	288
*,1,3	NetEase Cloud Music Inc.	18,650	283
*	Biwin Storage Technology Co. Ltd. Class A	5,842	283
	China Jinmao Holdings Group Ltd.	1,264,000	281
	Haitian International Holdings Ltd.	111,000	280
	SAIC Motor Corp. Ltd. Class A	153,000	279
*,3	Ascentage Pharma Group International	55,500	278
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	7,575	276
*	Nine Dragons Paper Holdings Ltd.	324,000	275
	Zangge Mining Co. Ltd. Class A	23,900	273
	Seres Group Co. Ltd. Class A	22,600	272
	China Minsheng Banking Corp. Ltd. Class A	515,900	271
	Postal Savings Bank of China Co. Ltd. Class A	367,700	271
	Zhejiang Expressway Co. Ltd. Class H	314,560	270
	China United Network Communications Ltd. Class A	417,100	268
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	34,800	268
	Jiangsu Zhongtian Technology Co. Ltd. Class A	42,900	267
	Wasion Holdings Ltd.	96,000	266
	Sinoma Science & Technology Co. Ltd. Class A	25,200	265
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	2,800	265
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	191,400	264
	Haier Smart Home Co. Ltd. Class A	85,400	263
	Huatai Securities Co. Ltd. Class A	96,530	259
	China Tourism Group Duty Free Corp. Ltd. Class A	29,423	259
	Goldwind Science & Technology Co. Ltd. Class H	147,600	258
	Shengyi Electronics Co. Ltd. Class A	12,614	258
[1]	Lingbao Gold Group Co. Ltd. Class H	123,800	258
	Bank of Beijing Co. Ltd. Class A	340,400	256
	RoboTechnik Intelligent Technology Co. Ltd. Class A	2,700	255
	Beijing Kingsoft Office Software Inc. Class A	7,198	254
	Sharetronic Data Technology Co. Ltd. Class A	7,180	254
	China Everbright Bank Co. Ltd. Class H	645,000	251
*,1	HUTCHMED China Ltd.	107,500	251
	Shandong Gold Mining Co. Ltd. Class A	58,160	250
	Lingyi iTech Guangdong Co. Class A	114,800	247
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	35,800	246
	Shenwan Hongyuan Group Co. Ltd. Class A	376,720	246
	Zhejiang Huayou Cobalt Co. Ltd. Class A	30,299	246
	Zhongjin Gold Corp. Ltd. Class A	73,300	245
	New China Life Insurance Co. Ltd. Class A	27,400	242
[3]	CSC Financial Co. Ltd. Class H	166,000	241
	Ningbo Tuopu Group Co. Ltd. Class A	25,700	236
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	30,600	235
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	35,500	235
	OmniVision Integrated Circuits Group Inc.	16,645	234
	Nexchip Semiconductor Corp. Class A	34,561	233
*,1	Phancy Group Co. Ltd. Class H	55,000	232
	Sany Heavy Equipment International Holdings Co. Ltd.	234,000	230
	Jiangxi Copper Co. Ltd. Class A	35,700	230
	GF Securities Co. Ltd. Class A	81,855	229
*	National Silicon Industry Group Co. Ltd. Class A	55,698	228
	Fosun International Ltd.	458,500	227
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	157,000	227
	China Communications Services Corp. Ltd. Class H	428,000	226
	Sunshine Insurance Group Co. Ltd. Class H	500,500	226
*,3	Everest Medicines Ltd.	58,500	225
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	69,500	225
*	LONGi Green Energy Technology Co. Ltd. Class A	109,232	224
	China Three Gorges Renewables Group Co. Ltd. Class A	358,800	221
[1]	Greentown China Holdings Ltd.	194,500	220
	Tongling Nonferrous Metals Group Co. Ltd. Class A	215,100	220
*	Air China Ltd. Class A	219,200	220
	Yunnan Aluminium Co. Ltd. Class A	51,900	219
*,3	East Buy Holding Ltd.	78,500	219
*,1	REPT BATTERO Energy Co. Ltd. Class H	110,200	214
	Autohome Inc. ADR	12,183	213
	Iflytek Co. Ltd. Class A	30,100	213

		Shares	Market Value ($000)
	Zhongtai Securities Co. Ltd. Class A	263,498	212
[3]	Simcere Pharmaceutical Group Ltd.	164,000	209
	Brilliance China Automotive Holdings Ltd.	624,000	208
	Uni-President China Holdings Ltd.	207,000	208
[3]	China Resources Pharmaceutical Group Ltd.	345,500	206
*,1	Microport Scientific Corp.	214,500	206
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	51,000	205
	TCL Technology Group Corp. Class A	323,020	204
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	204
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	472,800	203
	TravelSky Technology Ltd. Class H	172,000	203
	China CITIC Bank Corp. Ltd. Class A	185,600	203
	Zhejiang Juhua Co. Ltd. Class A	41,300	202
	China Railway Group Ltd. Class A	286,500	202
	Huaqin Co. Ltd. Class A	12,700	200
	China Zheshang Bank Co. Ltd. Class H	640,000	198
*,3	Ping An Healthcare & Technology Co. Ltd.	172,430	197
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	90,500	197
	Shanghai Conant Optical Co. Ltd. Class H	36,600	197
	Hangzhou Silan Microelectronics Co. Ltd. Class A	38,300	196
	CSC Financial Co. Ltd. Class A	54,200	195
*	Shenzhen Envicool Technology Co. Ltd. Class A	14,476	195
*,1	Black Sesame International Holding Ltd.	102,700	195
	Eastroc Beverage Group Co. Ltd. Class A	9,176	193
[1]	Shenzhen International Holdings Ltd.	252,000	192
	Shannon Semiconductor Technology Co. Ltd. Class A	7,200	191
	Huaxia Bank Co. Ltd. Class A	191,000	189
	Nanjing Securities Co. Ltd. Class A	191,300	189
*	Chinasoft International Ltd.	398,000	188
*	Air China Ltd. Class H	302,000	187
	China Reinsurance Group Corp. Class H	1,230,000	187
	Caitong Securities Co. Ltd. Class A	160,455	186
	Sanan Optoelectronics Co. Ltd. Class A	79,900	185
	Chongqing Rural Commercial Bank Co. Ltd. Class A	188,200	185
*	FIH Mobile Ltd.	48,200	185
*	China Southern Airlines Co. Ltd. Class A	225,900	183
	Shanghai United Imaging Healthcare Co. Ltd. Class A	10,270	183
[1]	SF Holding Co. Ltd. Class H	45,800	183
	Sinotrans Ltd. Class H	290,000	182
	Fufeng Group Ltd.	238,000	181
	China International Capital Corp. Ltd. Class A	36,299	181
	Chifeng Jilong Gold Mining Group Ltd. Class H	45,800	180
[3]	Topsports International Holdings Ltd.	496,000	178
	Satellite Chemical Co. Ltd. Class A	51,400	177
*	Delton Technology Guangzhou Inc. Class A	6,100	177
	Beijing Sifang Automation Co. Ltd. Class A	15,150	174
*,1	Tianqi Lithium Corp. Class H	27,600	174
	Hisense Home Appliances Group Co. Ltd. Class H	59,000	173
	Haohua Chemical Science & Technology Co. Ltd. Class A	30,000	172
	Hwatsing Technology Co. Ltd. Class A	4,450	172
	IEIT Systems Co. Ltd. Class A	17,800	170
	GoerTek Inc. Class A	42,800	170
	Goldwind Science & Technology Co. Ltd. Class A	49,100	170
	Sichuan Chuantou Energy Co. Ltd. Class A	74,100	170
	Jiangsu Etern Co. Ltd. Class A	24,100	170
	Shenzhen Sunway Communication Co. Ltd. Class A	11,600	169
	Zhejiang NHU Co. Ltd. Class A	38,756	168
[3]	China Merchants Securities Co. Ltd. Class H	90,060	168
*	China Eastern Airlines Corp. Ltd. Class A	259,200	168
	Wens Foodstuff Group Co. Ltd. Class A	82,300	166
*	United Nova Technology Co. Ltd. Class A	139,555	166
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	12,600	165
	Yunnan Baiyao Group Co. Ltd. Class A	22,200	164
	Xiamen Tungsten Co. Ltd. Class A	20,400	164
*	Canmax Technologies Co. Ltd. Class A	13,300	164
[3]	Pharmaron Beijing Co. Ltd. Class H	72,850	163
	Lens Technology Co. Ltd. Class H	52,600	161
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	36,900	160
	Shoucheng Holdings Ltd.	727,600	160
*	Damai Entertainment Holdings Ltd.	2,150,000	159

		Shares	Market Value ($000)
	Zhejiang Dahua Technology Co. Ltd. Class A	64,500	159
	Yihai International Holding Ltd.	90,000	159
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	20,700	159
*	Suzhou Everbright Photonics Co. Ltd. Class A	2,730	159
*,3	Tuhu Car Inc. Class A	92,700	159
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	158
	Anhui Expressway Co. Ltd. Class H	76,000	157
*	China Eastern Airlines Corp. Ltd. Class H	324,000	157
	Xtep International Holdings Ltd.	291,000	157
	Tuya Inc. ADR	74,108	157
	Henan Shuanghui Investment & Development Co. Ltd. Class A	42,300	156
*,3	Evergrande Property Services Group Ltd.	1,011,500	156
	China Galaxy Securities Co. Ltd. Class A	85,200	155
	EverProX Technologies Co. Ltd. Class A	4,200	154
*,1	Country Garden Holdings Co. Ltd.	4,947,000	153
	Unisplendour Corp. Ltd. Class A	35,960	153
*	Lonking Holdings Ltd.	408,000	152
	Zhejiang Chint Electrics Co. Ltd. Class A	35,305	152
*	SICC Co. Ltd. Class A	6,936	151
	COSCO SHIPPING Ports Ltd.	236,000	150
	Consun Pharmaceutical Group Ltd.	83,000	150
	China Resources Microelectronics Ltd. Class A	15,709	149
	Shanghai Rural Commercial Bank Co. Ltd. Class A	118,800	149
	Shanjin International Gold Co. Ltd. Class A	44,300	148
	Tianshan Aluminum Group Co. Ltd. Class A	67,100	148
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	20,800	148
	Focus Media Information Technology Co. Ltd. Class A	177,700	147
	Shenzhen Capchem Technology Co. Ltd. Class A	13,500	147
	Zhejiang Crystal-Optech Co. Ltd. Class A	25,200	147
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	146
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	440,000	146
	Zhejiang China Commodities City Group Co. Ltd. Class A	76,600	145
	Yuexiu Property Co. Ltd.	260,280	145
	Western Securities Co. Ltd. Class A	146,500	143
	Ingenic Semiconductor Co. Ltd. Class A	6,100	142
[3]	China Railway Signal & Communication Corp. Ltd. Class H	329,000	141
*,1	China Vanke Co. Ltd. Class H	405,200	140
	Guangdong Haid Group Co. Ltd. Class A	20,300	140
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	140
	Greentown Service Group Co. Ltd.	246,000	139
[3]	Orient Securities Co. Ltd. Class H	191,200	139
*	Lifetech Scientific Corp.	656,000	139
*,3	Jinxin Fertility Group Ltd.	487,500	139
*,1	Global New Material International Holdings Ltd.	150,000	139
*	China Southern Airlines Co. Ltd. Class H	278,000	138
	Guangzhou Automobile Group Co. Ltd. Class H	416,000	137
*	Hainan Airlines Holding Co. Ltd. Class A	632,500	137
	GEM Co. Ltd. Class A	118,000	136
	Yutong Bus Co. Ltd. Class A	28,500	136
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	17,400	136
*	Remegen Co. Ltd. Class A	7,873	135
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	134
	Shenzhen Kinwong Electronic Co. Ltd. Class A	11,500	134
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	133
*	Daqo New Energy Corp. ADR	7,849	131
	SG Micro Corp. Class A	7,540	131
	Shanghai Baosight Software Co. Ltd. Class B	145,400	130
	Sichuan Road & Bridge Group Co. Ltd. Class A	100,300	130
*	Loongson Technology Corp. Ltd. Class A	5,978	129
	JinkoSolar Holding Co. Ltd. ADR	5,472	128
	Shanghai Putailai New Energy Technology Group Co. Ltd.	28,300	128
[3]	Genertec Universal Medical Group Co. Ltd.	194,000	128
*	SUPCON Technology Co. Ltd. Class A	10,088	128
*	Dosilicon Co. Ltd. Class A	6,095	128
*	Skyverse Technology Co. Ltd. Class A	3,985	128
	Jinduicheng Molybdenum Co. Ltd. Class A	35,400	127
	Dajin Heavy Industry Co. Ltd. Class A	11,800	127
*	Grand Pharmaceutical Group Ltd.	188,500	126
*	Tongwei Co. Ltd. Class A	57,908	126
	China Zheshang Bank Co. Ltd. Class A	284,140	126

		Shares	Market Value ($000)
	Hello Group Inc. Class A ADR	21,158	126
	360 Security Technology Inc. Class A	83,700	125
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	84,300	125
	Poly Developments & Holdings Group Co. Ltd. Class A	145,100	124
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	48,621	124
	FinVolution Group ADR	23,608	124
*	Abbisko Cayman Ltd.	100,000	124
	China Water Affairs Group Ltd.	202,000	123
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	16,400	123
	Anker Innovations Technology Co. Ltd. Class A	6,570	122
	Shenzhen Transsion Holdings Co. Ltd. Class A	13,779	122
*	Yunnan Energy New Material Group Co. Ltd. Class A	11,500	120
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,926	120
	Western Superconducting Technologies Co. Ltd. Class A	12,043	120
*	Sichuan Huafeng Technology Co. Ltd. Class A	5,725	120
	China Traditional Chinese Medicine Holdings Co. Ltd.	596,000	119
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	118
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,059	118
	iRay Group Class A	3,942	118
	Yunnan Tin Co. Ltd. Class A	21,100	117
	FAWER Automotive Parts Co. Ltd. Class A	172,700	117
	Great Wall Motor Co. Ltd. Class A	47,000	117
	YTO Express Group Co. Ltd. Class A	42,300	117
	Orient Securities Co. Ltd. Class A	85,214	117
[2]	Fu Shou Yuan International Group Ltd.	345,000	116
*,3	Luye Pharma Group Ltd.	417,000	116
	China Everbright Ltd.	148,000	115
	BOE Technology Group Co. Ltd. Class B	212,500	115
	Chongqing Changan Automobile Co. Ltd. Class A	98,618	115
	CSI Solar Co. Ltd. Class A	58,665	115
	Huaneng Lancang River Hydropower Inc. Class A	78,000	114
	ACM Research Shanghai Inc. Class A	3,381	114
	Shandong Nanshan Aluminum Co. Ltd. Class A	147,300	113
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	113
	People's Insurance Co. Group of China Ltd. Class A	111,800	113
*	Empyrean Technology Co. Ltd. Class A	6,700	113
	Sihuan Pharmaceutical Holdings Group Ltd.	919,000	112
*	Vnet Group Inc. Class A ADR	11,094	112
	Industrial Securities Co. Ltd. Class A	132,122	112
	Hubei Dinglong Co. Ltd. Class A	11,300	112
	Raytron Technology Co. Ltd. Class A	5,941	112
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	111
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,355	111
	Jiangsu Linyang Energy Co. Ltd. Class A	113,400	111
*	Founder Technology Group Corp. Class A	55,800	111
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	3,138	111
	Xiamen Faratronic Co. Ltd. Class A	4,500	110
	Gotion High-tech Co. Ltd. Class A	22,600	110
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,616	110
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	40,600	109
*	Maxscend Microelectronics Co. Ltd. Class A	6,840	109
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	109
	Zhejiang Hailiang Co. Ltd. Class A	35,700	108
*,1,3	Weimob Inc.	671,000	108
	Onewo Inc. Class H	48,200	108
*	Jinko Solar Co. Ltd. Class A	123,769	107
	Yum China Holdings Inc.	2,493	106
	Sichuan Expressway Co. Ltd. Class H	144,000	106
	China Overseas Grand Oceans Group Ltd.	285,000	106
	Zheshang Securities Co. Ltd. Class A	76,200	106
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	106
	Lee & Man Paper Manufacturing Ltd.	272,000	105
	China Overseas Property Holdings Ltd.	220,000	105
	Chifeng Jilong Gold Mining Group Ltd. Class A	21,200	105
	Yunnan Yuntianhua Co. Ltd. Class A	23,200	105
	JF SmartInvest Holdings Ltd.	29,800	105
	Guosen Securities Co. Ltd. Class A	69,500	104
	Guocheng Mining Co. Ltd. Class A	16,600	104
	Huizhou Desay Sv Automotive Co. Ltd. Class A	6,900	104
	Livzon Pharmaceutical Group Inc. Class H	31,100	104

		Shares	Market Value ($000)
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	104
*	Newborn Town Inc.	102,000	104
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	25,367	104
*	Seazen Group Ltd.	444,567	103
	China Datang Corp. Renewable Power Co. Ltd. Class H	479,000	103
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	41,160	102
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	102
	Beijing Compass Technology Development Co. Ltd. Class A	7,525	102
*,2	New Horizon Health Ltd.	56,500	102
	Sinofert Holdings Ltd.	512,000	101
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	18,800	101
	Poly Property Services Co. Ltd. Class H	26,800	101
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	101
	QuantumCTek Co. Ltd. Class A	1,222	101
*,3	China Youran Dairy Group Ltd.	269,000	101
*,3	Alphamab Oncology	86,000	100
*	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,702	100
	Guangshen Railway Co. Ltd. Class H	338,000	99
	Sinolink Securities Co. Ltd. Class A	77,585	99
	Huaan Securities Co. Ltd. Class A	93,600	99
	Dazhong Mining Co. Ltd. Class A	17,100	99
	Leader Harmonious Drive Systems Co. Ltd. Class A	2,185	99
	Tiangong International Co. Ltd.	226,000	98
	Bank of Chongqing Co. Ltd. Class H	95,000	98
	Everbright Securities Co. Ltd. Class A	46,500	98
	Zhongsheng Group Holdings Ltd.	123,500	97
*	China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	97
	SDIC Capital Co. Ltd. Class A	101,700	97
	Gushengtang Holdings Ltd.	27,200	97
	Weilong Delicious Global Holdings Ltd.	93,200	97
	Hangzhou GreatStar Industrial Co. Ltd.	20,100	96
	Citic Pacific Special Steel Group Co. Ltd. Class A	45,900	96
	Shanghai RAAS Blood Products Co. Ltd. Class A	122,100	96
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	96
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	96
	First Tractor Co. Ltd. Class H	90,000	95
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,600	95
	Sichuan EM Technology Co. Ltd. Class A	12,900	95
*,1	West China Cement Ltd.	336,000	94
	Huayu Automotive Systems Co. Ltd. Class A	38,100	94
	Pharmaron Beijing Co. Ltd. Class A	25,420	94
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	66,400	94
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	12,200	94
	Huaxin Building Materials Group Co. Ltd. Class H	50,100	94
	Hainan Airport Infrastructure Co. Ltd. Class A	198,700	94
*	ASR Microelectronics Co. Ltd. Class A	6,001	94
*	Ningbo Joyson Electronic Corp. Class A	24,200	94
	China Lesso Group Holdings Ltd.	157,000	93
	Q Technology Group Co. Ltd.	76,000	93
*	COFCO Joycome Foods Ltd.	623,000	93
	Konfoong Materials International Co. Ltd. Class A	3,300	93
	Ginlong Technologies Co. Ltd. Class A	5,500	93
	Huadong Medicine Co. Ltd. Class A	21,400	92
	Guoyuan Securities Co. Ltd. Class A	86,895	92
*	Tian Di Science & Technology Co. Ltd. Class A	114,800	92
	JNBY Design Ltd.	37,500	92
	Nanjing Gaoke Co. Ltd. Class A	81,600	92
*	Sichuan Hongda Co. Ltd. Class A	43,500	92
	Shanghai International Port Group Co. Ltd. Class A	120,200	91
	CIG Shanghai Co. Ltd. Class A	3,000	91
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	90
*	Beijing Originwater Technology Co. Ltd. Class A	172,405	90
[3]	Blue Moon Group Holdings Ltd.	217,000	90
*	EHang Holdings Ltd. ADR	8,844	90
	Levima Advanced Materials Corp. Class A	24,500	90
*	Lufax Holding Ltd. ADR	54,732	90
	Poly Property Group Co. Ltd.	334,000	89
*	Tianneng Power International Ltd.	118,000	89
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	104,900	89
	Inner Mongolia Berun Chemical Co. Ltd. Class A	83,500	89

		Shares	Market Value ($000)
*	CICT Mobile Communication Technology Co. Ltd. Class A	37,436	89
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	88
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	24,000	88
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	19,000	88
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	345,100	87
	China National Chemical Engineering Co. Ltd. Class A	76,700	87
	Wuxi Taiji Industry Ltd. Co. Class A	45,600	87
*,2	Hopson Development Holdings Ltd.	259,321	87
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,596	87
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	9,628	87
*	China National Software & Service Co. Ltd. Class A	16,100	86
	Hangzhou First Applied Material Co. Ltd. Class A	32,700	86
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	16,800	86
*,3	Yidu Tech Inc.	129,100	86
	Hainan Jinpan Smart Technology Co. Ltd. Class A	5,818	86
	Shenghe Resources Holding Co. Ltd. Class A	26,300	85
	Kingsemi Co. Ltd. Class A	2,331	85
	T&S Communications Co. Ltd. Class A	3,500	85
	Yanlord Land Group Ltd.	153,500	84
	Hualan Biological Engineering Inc. Class A	41,400	84
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	84
*	Shanghai Stonehill Technology Co. Ltd. Class A	73,700	84
	JCHX Mining Management Co. Ltd. Class A	7,700	84
	Shanghai Lingang Holdings Corp. Ltd. Class A	63,200	84
	CNGR Advanced Material Co. Ltd. Class A	10,920	84
	Cinda Securities Co. Ltd. Class A	33,200	84
	Yealink Network Technology Corp. Ltd. Class A	15,600	83
	Sangfor Technologies Inc. Class A	5,200	83
*	3peak Inc. Class A	1,817	83
[1]	China Resources Beverage Holdings Co. Ltd.	78,800	83
	China BlueChemical Ltd. Class H	280,000	82
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	16,700	82
	Guolian Minsheng Securities Co. Ltd. Class A	63,500	82
	Jiangsu Azure Corp. Class A	26,788	82
	Amlogic Shanghai Co. Ltd. Class A	5,249	82
*	Tianma Microelectronics Co. Ltd. Class A	71,600	81
	Hoshine Silicon Industry Co. Ltd. Class A	14,400	81
	Hundsun Technologies Inc. Class A	22,480	81
	China National Medicines Corp. Ltd. Class A	19,800	81
	CECEP Solar Energy Co. Ltd. Class A	90,600	81
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	89,400	81
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	25,000	80
	Olympic Circuit Technology Co. Ltd. Class A	8,800	80
	Shanghai Baosight Software Co. Ltd. Class A	26,500	79
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	8,838	79
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	78
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	78
	Sinomine Resource Group Co. Ltd. Class A	8,500	78
*	GoodWe Technologies Co. Ltd. Class A	3,758	78
*	Forehope Electronic Ningbo Co. Ltd. Class A	8,288	78
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	53,550	77
*	Yangzijiang Financial Holding Ltd.	408,700	77
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	5,782	77
*	Beijing Capital International Airport Co. Ltd. Class H	348,000	76
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	26,800	76
	Sailun Group Co. Ltd. Class A	40,500	76
[3]	Angelalign Technology Inc.	8,400	76
	Ningbo Zhenyu Technology Co. Ltd. Class A	3,528	76
	Henan Liliang Diamond Co. Ltd. Class A	6,600	76
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	3,425	76
	Suzhou Anjie Technology Co. Ltd. Class A	30,600	75
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	9,200	75
	Shenzhen Expressway Corp. Ltd. Class H	84,000	74
	Beijing New Building Materials plc Class A	22,000	74
*	China Vanke Co. Ltd. Class A	140,400	74
	Oriental Pearl Group Co. Ltd. Class A	51,500	74
*,3	Hygeia Healthcare Holdings Co. Ltd.	59,745	74
	APT Medical Inc. Class A	2,447	74
*	Skyworth Group Ltd.	101,111	73
*	JoulWatt Technology Co. Ltd. Class A	5,164	73

		Shares	Market Value ($000)
	Sun Art Retail Group Ltd.	372,000	72
[3]	AK Medical Holdings Ltd.	96,000	72
	Goneo Group Co. Ltd. Class A	11,788	72
*	BeOne Medicines Ltd. Class A	2,012	72
	Fujian Wanchen Food Group Co. Ltd. Class A	2,700	72
	SSY Group Ltd.	238,000	71
	Changjiang Securities Co. Ltd. Class A	59,000	71
	Yunnan Copper Co. Ltd. Class A	27,100	71
*,3	BAIC Motor Corp. Ltd. Class H	451,500	70
	Kaishan Group Co. Ltd. Class A	16,000	70
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	19,318	70
	Sinotrans Ltd. Class A	77,500	70
	Fulin Precision Co. Ltd. Class A	20,930	70
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	134,800	70
[1]	China Risun Group Ltd.	219,000	70
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	11,500	70
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	69
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,000	69
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	69
	Guobo Electronics Co. Ltd. Class A	5,143	69
	Apeloa Pharmaceutical Co. Ltd. Class A	27,600	68
*	Maccura Biotechnology Co. Ltd. Class A	48,700	68
	JL Mag Rare-Earth Co. Ltd. Class A	14,200	68
	Wuchan Zhongda Group Co. Ltd. Class A	93,000	68
*	Talkweb Information System Co. Ltd. Class A	15,400	68
	Flat Glass Group Co. Ltd. Class H	64,000	68
	GCL Energy Technology Co. Ltd. Class A	19,800	68
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	61,400	68
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	68
*	Geovis Technology Co. Ltd. Class A	9,492	68
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,804	68
	Guangdong Provincial Expressway Development Co. Ltd. Class B	56,600	67
	C&S Paper Co. Ltd. Class A	62,800	67
	Bank of Changsha Co. Ltd. Class A	47,500	67
	Changzheng Engineering Technology Co. Ltd. Class A	14,000	67
	YongXing Special Materials Technology Co. Ltd. Class A	7,300	67
[3]	Linklogis Inc. Class B	261,000	67
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	9,699	67
	Castech Inc. Class A	4,500	67
	China Foods Ltd.	146,000	66
	New Hope Liuhe Co. Ltd. Class A	56,800	66
	Beijing Tong Ren Tang Co. Ltd. Class A	17,300	66
	Hangcha Group Co. Ltd. Class A	17,640	66
*	Trina Solar Co. Ltd. Class A	28,931	66
*	JinJian Cereals Industry Co. Ltd. Class A	74,600	66
*	TDG Holdings Co. Ltd. Class A	13,600	66
	Zhejiang XCC Group Co. Ltd. Class A	6,200	66
	Guangzhou Haige Communications Group Inc. Co. Class A	27,800	65
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	65
	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	65
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	8,472	65
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	16,500	65
	Bank of Suzhou Co. Ltd. Class A	54,000	65
*	Linktel Technologies Co. Ltd. Class A	1,400	65
	POCO Holding Co. Ltd. Class A	5,040	65
	Guangdong TCL Smart Home Appliances Co. Ltd.	47,300	65
	Shandong Sun Paper Industry JSC Ltd. Class A	31,500	64
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	59,600	64
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,402	64
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	6,300	64
	Ningbo Orient Wires & Cables Co. Ltd. Class A	9,720	64
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,945	64
*	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	64
	GalaxyCore Inc. Class A	30,082	64
	Shanghai Awinic Technology Co. Ltd. Class A	5,876	64
	Shenzhen Bluetrum Technology Co. Ltd. Class A	4,588	64
	Yuexiu REIT	704,206	63
*	Jafron Biomedical Co. Ltd. Class A	23,400	63
	Zhejiang Longsheng Group Co. Ltd. Class A	37,800	63
	Jiangsu Expressway Co. Ltd. Class A	33,100	63

		Shares	Market Value ($000)
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	18,300	63
	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	62
*	Yonghui Superstores Co. Ltd. Class A	114,500	62
	Advanced Technology & Materials Co. Ltd. Class A	18,300	62
	Jiangsu Financial Leasing Co. Ltd. Class A	66,600	62
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	48,700	62
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	4,800	62
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	5,000	62
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	15,700	62
*	DPC Dash Ltd.	12,600	62
	Yuexiu Transport Infrastructure Ltd.	120,000	61
	China Shineway Pharmaceutical Group Ltd.	57,000	61
	Dong-E-E-Jiao Co. Ltd. Class A	8,300	61
*	Yonyou Network Technology Co. Ltd. Class A	39,600	61
	Hisense Visual Technology Co. Ltd. Class A	16,100	61
	Opple Lighting Co. Ltd. Class A	21,400	61
	Eternal Asia Supply Chain Management Ltd. Class A	66,900	61
*	Hunan New Wellful Co. Ltd. Class A	82,400	61
	Hsino Tower Group Co. Ltd. Class A	81,300	61
	China Resources Building Materials Technology Holdings Ltd.	374,000	60
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	81,324	60
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	60
	Sinoma International Engineering Co. Class A	46,000	60
	PhiChem Corp. Class A	11,200	60
	Wuxi NCE Power Co. Ltd. Class A	6,124	60
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	60
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	7,400	60
	SooChow Securities Co. Ltd. Class A	51,300	59
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	59
	Guangxi Liugong Machinery Co. Ltd. Class A	44,700	59
[3]	Maoyan Entertainment	84,200	59
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	59
	Isoftstone Information Technology Group Co. Ltd. Class A	12,000	59
*	Maanshan Iron & Steel Co. Ltd. Class H	234,000	58
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	58
*	OFILM Group Co. Ltd. Class A	43,800	58
	Guangzhou Automobile Group Co. Ltd. Class A	64,600	58
	Ming Yang Smart Energy Group Ltd. Class A	23,800	58
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	23,800	58
	Grinm Advanced Materials Co. Ltd. Class A	13,800	58
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	12,300	58
	Shandong Pharmaceutical Glass Co. Ltd. Class A	20,400	58
*	Chengxin Lithium Group Co. Ltd. Class A	8,700	58
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	58
	Bank of Chongqing Co. Ltd. Class A	32,400	58
	Imeik Technology Development Co. Ltd. Class A	3,760	58
*,3	China Bohai Bank Co. Ltd. Class H	572,000	58
	Changchun High-Tech Industry Group Co. Ltd. Class A	5,200	57
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	57
*,3	Zhou Hei Ya International Holdings Co. Ltd.	310,000	57
	Bright Dairy & Food Co. Ltd. Class A	55,600	57
	Joinn Laboratories China Co. Ltd. Class A	10,897	57
	Anjoy Foods Group Co. Ltd. Class A	3,900	57
	Sunresin New Materials Co. Ltd. Class A	6,400	57
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	57
	LB Group Co. Ltd. Class A	26,500	56
	Ecovacs Robotics Co. Ltd. Class A	6,400	56
	Health & Happiness H&H International Holdings Ltd.	36,000	56
	Sai Micro Electronics Inc. Class A	7,600	56
*	Maanshan Iron & Steel Co. Ltd. Class A	128,800	56
	China Southern Power Grid Energy Storage Co. Ltd. Class A	24,100	56
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	147,000	55
	China Modern Dairy Holdings Ltd.	376,000	55
	Xuji Electric Co. Ltd. Class A	13,900	55
*,3	China East Education Holdings Ltd.	90,500	55
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	55
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	55
*	Fortior Technology Shenzhen Co. Ltd. Class A	1,725	55
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	11,800	55
	NetDragon Websoft Holdings Ltd.	48,500	54

		Shares	Market Value ($000)
	PAX Global Technology Ltd.	121,000	54
	Thunder Software Technology Co. Ltd. Class A	5,800	54
	Hisense Home Appliances Group Co. Ltd. Class A	14,700	54
	Xiamen Intretech Inc. Class A	19,000	54
	Central China Securities Co. Ltd. Class H	246,000	54
*	Keda Industrial Group Co. Ltd. Class A	22,300	54
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	4,000	54
	Intco Medical Technology Co. Ltd. Class A	8,400	54
	Sinosoft Co. Ltd. Class A	24,600	54
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	28,100	54
	Ferrotec Anhui Technology Development Co. Ltd. Class A	8,900	54
	Mango Excellent Media Co. Ltd. Class A	20,600	53
*	Zhejiang Yongtai Technology Co. Ltd. Class A	17,400	53
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	53
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,775	53
*	Antong Holdings Co. Ltd. Class A	82,200	53
	XTC New Energy Materials Xiamen Co. Ltd. Class A	5,719	53
	Hunan Valin Steel Co. Ltd. Class A	87,900	52
*	Ningbo Shanshan Co. Ltd. Class A	24,200	52
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	18,400	52
	MLS Co. Ltd. Class A	34,200	52
	Xinyi Energy Holdings Ltd.	324,800	52
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	16,000	52
*	JA Solar Technology Co. Ltd. Class A	38,439	52
*	Youdao Inc. ADR	4,347	52
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	52
	Cathay Biotech Inc. Class A	8,726	52
	Guangdong Mingyang Electric Co. Ltd. Class A	6,100	52
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	31,300	52
[3]	Everbright Securities Co. Ltd. Class H	53,832	51
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	51
	Shandong Hi-speed Co. Ltd. Class A	28,300	51
	Jack Technology Co. Ltd. Class A	8,600	51
*	Tianfeng Securities Co. Ltd. Class A	103,500	51
	Huaxin Building Materials Group Co. Ltd. Class A	18,500	51
	Shengda Resources Co. Ltd. Class A	11,100	51
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	13,500	51
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	51
*	Flat Glass Group Co. Ltd. Class A	29,600	51
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	26,777	51
	Qilu Bank Co. Ltd. Class A	56,600	51
	Bestechnic Shanghai Co. Ltd. Class A	2,067	51
	Shanghai Beite Technology Group Co. Ltd. Class A	7,200	51
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	42,300	50
	First Capital Securities Co. Ltd. Class A	48,000	50
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	41,700	50
*	BOE HC SemiTek Corp. Class A	21,700	50
	Youngor Fashion Co. Ltd. Class A	44,999	50
	Luxin Venture Capital Group Co. Ltd. Class A	16,000	50
	SPIC Hydropower Co. Ltd. Class A	23,500	50
	Keboda Technology Co. Ltd. Class A	6,900	50
*	Meihua Holdings Group Co. Ltd. Class A	35,700	50
*	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	50
	Anhui XDLK Microsystem Corp. Ltd. Class A	6,928	50
	Sigmastar Technology Ltd. Class A	4,100	50
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	49
	HLA Group Corp. Ltd. Class A	58,213	49
	Beijing Roborock Technology Co. Ltd. Class A	3,200	49
	Wuxi Autowell Technology Co. Ltd. Class A	5,115	49
*	DingDong Cayman Ltd. ADR	19,553	49
	Chervon Holdings Ltd.	23,600	49
	Sany Renewable Energy Co. Ltd. Class A	15,987	49
	North Copper Co. Ltd. Class A	24,000	49
*	Shenzhen Investment Ltd.	478,000	48
	China Zhenhua Group Science & Technology Co. Ltd. Class A	6,300	48
	Perfect World Co. Ltd. Class A	23,000	48
	Beijing Easpring Material Technology Co. Ltd. Class A	5,900	48
	Beijing Tiantan Biological Products Corp. Ltd. Class A	23,880	48
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	20,400	48
	YGSOFT Inc. Class A	55,440	48

		Shares	Market Value ($000)
	Yifan Pharmaceutical Co. Ltd. Class A	30,900	48
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	48
*	Tsinghua Tongfang Co. Ltd. Class A	40,400	48
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	48
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	48
*	Hangzhou Iron & Steel Co. Class A	41,300	48
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	3,274	48
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	48
*,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	49,000	48
*	Sohu.com Ltd. ADR	3,500	47
*	BBMG Corp. Class H	521,000	47
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	47
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	47
*	Seazen Holdings Co. Ltd. Class A	24,500	47
	Zhejiang Dingli Machinery Co. Ltd. Class A	6,200	47
*,3	CanSino Biologics Inc. Class H	14,400	47
	Skshu Paint Co. Ltd. Class A	8,724	47
*	Minmetals New Energy Materials Hunan Co. Ltd.	36,035	47
	Espressif Systems Shanghai Co. Ltd. Class A	1,909	47
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	47
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	19,700	47
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	69,400	46
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	46,100	46
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	42,700	46
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	46
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	46
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	46
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	45
	STO Express Co. Ltd. Class A	19,900	45
*	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	45
	Changchun Faway Automobile Components Co. Ltd. Class A	38,000	45
	China Resources Medical Holdings Co. Ltd.	137,000	45
	LexinFintech Holdings Ltd. ADR	20,621	45
	Luxi Chemical Group Co. Ltd. Class A	23,200	45
*	Weihai Guangwei Composites Co. Ltd. Class A	10,120	45
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	45
*	Gaotu Techedu Inc. ADR	25,097	45
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	95,900	45
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	45
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	45
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	22,048	45
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	45
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	45
	China Lilang Ltd.	95,000	44
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	44
	Lepu Medical Technology Beijing Co. Ltd. Class A	23,400	44
	Beijing Shougang Co. Ltd. Class A	81,900	44
	Heilongjiang Agriculture Co. Ltd. Class A	20,900	44
	Jointown Pharmaceutical Group Co. Ltd. Class A	61,366	44
	Jiangsu Yangnong Chemical Co. Ltd. Class A	5,200	44
	Xiamen International Airport Co. Ltd. Class A	20,700	44
*,3	AsiaInfo Technologies Ltd.	66,000	44
	Jinko Power Technology Co. Ltd. Class A	50,100	44
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	44
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	44
*,3	Ocumension Therapeutics	55,500	44
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	24,700	44
	Minmetals Capital Co. Ltd. Class A	63,200	44
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	4,347	44
	Transfar Zhilian Co. Ltd. Class A	54,900	43
	Xiamen C & D Inc. Class A	29,900	43
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	11,000	43
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	12,300	43
	Sino-Platinum Metals Co. Ltd. Class A	13,363	43
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	43
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	43
	Zhende Medical Co. Ltd. Class A	3,500	43
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	43
	Eastern Air Logistics Co. Ltd. Class A	17,700	43
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	42

		Shares	Market Value ($000)
*	CITIC Guoan Information Industry Co. Ltd. Class A	94,800	42
[3]	A-Living Smart City Services Co. Ltd. Class H	141,500	42
*	Beijing Capital Development Co. Ltd. Class A	64,600	42
	Shanghai AtHub Co. Ltd. Class A	8,001	42
*	Bohai Leasing Co. Ltd. Class A	68,400	42
[3]	Joinn Laboratories China Co. Ltd. Class H	18,132	42
*	Moon Environment Technology Co. Ltd. Class A	8,580	42
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	42
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	42
	Capital Securities Co. Ltd. Class A	19,600	42
	Yantai China Pet Foods Co. Ltd. Class A	9,600	42
	CMST Development Co. Ltd. Class A	58,500	41
	Tianli International Holdings Ltd.	225,000	41
	Shanghai Belling Co. Ltd. Class A	9,600	41
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	41
	Digital China Group Co. Ltd. Class A	10,780	41
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	24,000	41
*	Shanghai Junshi Biosciences Co. Ltd. Class A	8,006	41
	Sichuan New Energy Power Co. Ltd. Class A	19,600	41
*	Xinte Energy Co. Ltd. Class H	64,400	41
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	41
*,1,3	Haichang Ocean Park Holdings Ltd.	868,000	41
	Shuanglin Co. Ltd. Class A	9,200	41
	Hesteel Co. Ltd. Class A	121,900	40
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	40
	Betta Pharmaceuticals Co. Ltd. Class A	5,100	40
*	Shanghai DZH Ltd. Class A	27,000	40
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	40
*	Yibin Tianyuan Group Co. Ltd. Class A	47,940	40
	Dongfang Electronics Co. Ltd. Class A	19,200	40
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	40
*	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	40
*	Jushri Technologies Inc. Class A	8,000	40
*	Shui On Land Ltd.	632,500	39
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	39
	DHC Software Co. Ltd. Class A	35,800	39
*	Siasun Robot & Automation Co. Ltd. Class A	17,900	39
	Livzon Pharmaceutical Group Inc. Class A	8,500	39
	Oppein Home Group Inc. Class A	6,699	39
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	67,320	39
	G-bits Network Technology Xiamen Co. Ltd. Class A	800	39
	SPIC Green Energy Co. Ltd. Class A	37,000	39
	China Tianying Inc. Class A	45,200	39
	Lakala Payment Co. Ltd. Class A	11,000	39
	People.cn Co. Ltd. Class A	15,200	39
*	BAIC Foton Motor Co. Ltd. Class A	89,300	39
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	39
*	Ming Yuan Cloud Group Holdings Ltd.	166,000	39
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	39
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	39
*	Angang Steel Co. Ltd. Class H	236,000	38
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,300	38
	Grandblue Environment Co. Ltd. Class A	8,500	38
	Shanghai M&G Stationery Inc. Class A	11,100	38
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	12,800	38
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	38
*	MGI Tech Co. Ltd. Class A	5,139	38
	Tibet Huayu Mining Co. Ltd. Class A	10,400	38
*,1	HealthyWay Inc.	85,500	38
*,1	WellCell Holdings Co. Ltd.	438,400	38
	Fujian Sunner Development Co. Ltd. Class A	14,900	37
	Zhejiang Supor Co. Ltd. Class A	5,600	37
*	China Education Group Holdings Ltd.	151,000	37
	Jason Furniture Hangzhou Co. Ltd. Class A	8,700	37
	Tongyu Communication Inc. Class A	5,980	37
	Electric Connector Technology Co. Ltd. Class A	4,400	37
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	4,000	37
	Hongta Securities Co. Ltd. Class A	36,200	37
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	37
	Shanghai Vital Microtech Co. Ltd.	9,200	37

		Shares	Market Value ($000)
	Guangdong Aofei Data Technology Co. Ltd. Class A	11,507	37
	Shenzhen Topband Co. Ltd. Class A	24,000	37
	Shanghai Huace Navigation Technology Ltd. Class A	9,020	37
	China Railway Construction Heavy Industry Corp. Ltd. Class A	55,832	37
*	Kangmei Pharmaceutical Co. Ltd. Class A	160,600	37
*	EFORT Intelligent Robot Co. Ltd. Class A	13,308	37
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	36
*	Angang Steel Co. Ltd. Class A	118,000	36
*	GCL System Integration Technology Co. Ltd. Class A	69,800	36
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	36
	China Film Group Co. Ltd. Class A	16,828	36
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	36
	Quectel Wireless Solutions Co. Ltd. Class A	3,269	36
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	11,800	36
*,3	Bairong Inc. Class B	51,500	36
	City Development Environment Co. Ltd. Class A	18,700	36
	Jade Bird Integrated Technologies Co. Ltd.	29,433	36
*	Shenzhen SED Industry Co. Ltd. Class A	14,600	36
	Hefei Chipmore Technology Co. Ltd. Class A	12,429	36
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	2,900	36
*	Beijing BDStar Navigation Co. Ltd. Class A	6,976	35
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	11,200	35
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	35
	YUNDA Holding Group Co. Ltd. Class A	34,200	35
*	Estun Automation Co. Ltd. Class A	8,500	35
	Tasly Pharmaceutical Group Co. Ltd. Class A	16,900	35
	Guangzhou Baiyun International Airport Co. Ltd. Class A	29,000	35
	Sino Wealth Electronic Ltd. Class A	7,469	35
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	35
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	23,800	35
[1,3]	Sunac Services Holdings Ltd.	289,000	35
*	Rianlon Corp. Class A	5,125	35
	Liaoning Chengda Biotechnology Co. Ltd. Class A	10,939	35
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	35
*	CETC Chips Technology Inc. Class A	16,200	35
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	15,400	35
	China Oriental Group Co. Ltd.	214,000	34
	BOE Varitronix Ltd.	59,000	34
	Huaxi Securities Co. Ltd. Class A	28,500	34
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	27,000	34
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	34
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	34
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	34
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	34
*	Sinofibers Technology Co. Ltd. Class A	6,900	34
	Xiamen Xiangyu Co. Ltd. Class A	36,100	34
	Three's Co. Future Technology Group Co. Ltd. Class A	4,663	34
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	34
	Sichuan Development Lomon Co. Ltd. Class A	25,800	34
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	34
	Caida Securities Co. Ltd. Class A	34,900	34
	Primarius Technologies Co. Ltd. Class A	5,955	34
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	34
	Nanjing Pharmaceutical Group Co. Ltd.	46,300	34
	Giantec Semiconductor Corp. Class A	1,729	34
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	16,600	34
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	5,409	34
	CSG Holding Co. Ltd. Class B	192,800	33
	Hand Enterprise Solutions Co. Ltd. Class A	11,800	33
	Bank of Qingdao Co. Ltd. Class A	39,700	33
	Valiant Co. Ltd. Class A	15,000	33
*	DBG Technology Co. Ltd. Class A	9,800	33
	State Grid Information & Communication Co. Ltd. Class A	12,700	33
	Xiamen Bank Co. Ltd. Class A	31,800	33
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	47,740	33
	Walvax Biotechnology Co. Ltd. Class A	17,000	32
	Guangzhou Restaurant Group Co. Ltd. Class A	15,300	32
	Gaona Aero Material Co. Ltd. Class A	11,680	32
	COFCO Capital Holdings Co. Ltd. Class A	23,700	32
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	32

		Shares	Market Value ($000)
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,016	32
*	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	32
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	32
*	Nuode New Materials Co. Ltd. Class A	17,200	32
	Sineng Electric Co. Ltd. Class A	6,501	32
	Shanghai Huafon Aluminium Corp. Class A	10,400	32
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	32
*	ApicHope Pharmaceutical Group Co. Ltd.	5,000	32
	Zhongmin Energy Co. Ltd. Class A	31,200	32
*	Hymson Laser Technology Group Co. Ltd. Class A	3,360	32
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	8,600	32
	Toread Holdings Group Co. Ltd. Class A	14,500	32
*	COL Global Co. Ltd. Class A	8,500	32
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	32
	China Railway Special Cargo Logistics Co. Ltd. Class A	57,600	32
	China Yongda Automobiles Services Holdings Ltd.	314,000	31
	Hainan Strait Shipping Co. Ltd. Class A	27,750	31
	Leyard Optoelectronic Co. Ltd. Class A	32,400	31
	Shandong Linglong Tyre Co. Ltd. Class A	17,700	31
	China Merchants Port Group Co. Ltd. Class A	9,500	31
*	Nanfang Pump Industry Co. Ltd. Class A	48,400	31
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	17,600	31
	Changshu Fengfan Power Equipment Co. Ltd. Class A	38,600	31
	Yankershop Food Co. Ltd. Class A	3,530	31
	Arcsoft Corp. Ltd. Class A	5,407	31
	Autel Intelligent Technology Corp. Ltd. Class A	7,014	31
[3]	Medlive Technology Co. Ltd.	33,000	31
	Hubei Yihua Chemical Industry Co. Ltd. Class A	15,100	31
	Foryou Corp. Class A	7,200	31
	Bloomage Biotechnology Corp. Ltd. Class A	5,791	31
	Shantui Construction Machinery Co. Ltd. Class A	19,400	31
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	31
	Jiangsu Cnano Technology Co. Ltd. Class A	4,821	31
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	30
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	30
*	Tinergy Chemical Co. Ltd. Class A	47,400	30
*	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	30
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	12,400	30
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	4,100	30
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	21,800	30
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	30
	Huali Industrial Group Co. Ltd. Class A	5,900	30
	China Kings Resources Group Co. Ltd. Class A	11,088	30
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	30
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	30
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	30
	NYOCOR Co. Ltd. Class A	24,700	30
*	Pengxin International Mining Co. Ltd. Class A	27,900	30
	Gambol Pet Group Co. Ltd. Class A	4,600	30
	Easy Click Worldwide Network Technology Co. Ltd. Class A	4,810	30
*	Hytera Communications Corp. Ltd. Class A	23,100	29
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	29
	IKD Co. Ltd. Class A	12,400	29
	Chongqing Water Group Co. Ltd. Class A	45,700	29
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	23,500	29
	Anhui Expressway Co. Ltd. Class A	11,500	29
	CSSC Science & Technology Co. Ltd. Class A	17,200	29
	Eastern Communications Co. Ltd. Class A	13,600	29
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	29
	Lianhe Chemical Technology Co. Ltd. Class A	14,000	29
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	29
	Baowu Magnesium Technology Co. Ltd. Class A	13,820	29
	Winner Medical Co. Ltd. Class A	6,800	29
	Tibet Mineral Development Co. Ltd. Class A	6,700	29
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	29
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	29
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	29
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	29
	Huaming Power Equipment Co. Ltd. Class A	8,700	29
*	TRS Information Technology Corp. Ltd. Class A	11,900	29

		Shares	Market Value ($000)
	Nanjing Les Information Technology Co. Ltd. Class A	4,062	29
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	18,700	28
	Xiamen ITG Group Corp. Ltd. Class A	32,000	28
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	28
	Shanghai Pudong Construction Co. Ltd. Class A	31,700	28
	Zhejiang Orient Holdings Group Co. Ltd. Class A	39,400	28
	Shenzhen Expressway Corp. Ltd. Class A	21,000	28
	China CAMC Engineering Co. Ltd. Class A	17,200	28
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	15,600	28
	Anhui Heli Co. Ltd. Class A	10,500	28
	By-health Co. Ltd. Class A	19,400	28
*,3	JS Global Lifestyle Co. Ltd.	166,500	28
	Fibocom Wireless Inc. Class A	8,820	28
*	Guangdong Topstar Technology Co. Ltd. Class A	6,100	28
*	Roshow Technology Co. Ltd. Class A	20,400	28
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	28
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	28
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	28
*	Qi An Xin Technology Group Inc. Class A	7,104	28
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	28
	Shanghai Highly Group Co. Ltd. Class A	12,300	28
*	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	4,400	28
	China TransInfo Technology Co. Ltd. Class A	22,600	27
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	27
*	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	27
	Shanghai Jahwa United Co. Ltd. Class A	9,800	27
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	27
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	27
*	Greattown Holdings Ltd. Class A	42,300	27
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	27
	Cheng De Lolo Co. Ltd. Class A	22,500	27
*	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	27
	Longshine Technology Group Co. Ltd. Class A	14,500	27
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	27
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	27
	Beijing United Information Technology Co. Ltd. Class A	7,830	27
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	4,773	27
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	27
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	27
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	27
	Innovation New Material Technology Co. Ltd. Class A	40,700	27
	Willfar Information Technology Co. Ltd. Class A	4,990	27
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	27
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	27
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	27
	Jiayou International Logistics Co. Ltd. Class A	15,400	27
	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,940	27
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	26
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	26
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	26
*	BGI Genomics Co. Ltd. Class A	4,800	26
	Wuhu Token Science Co. Ltd. Class A	24,700	26
*	Beijing Fengjing Automotive Parts Co. Ltd.	50,300	26
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	15,900	26
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	13,900	26
	Minmetals Development Co. Ltd. Class A	17,300	26
	Lingyun Industrial Corp. Ltd. Class A	15,990	26
*	Offcn Education Technology Co. Ltd. Class A	74,000	26
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	13,624	26
	Edan Instruments Inc. Class A	13,000	26
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	26
	AIMA Technology Group Co. Ltd. Class A	8,250	26
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	26
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	26
	Hoymiles Power Electronics Inc. Class A	1,805	26
	Sichuan Injet Electric Co. Ltd. Class A	2,700	26
*,3	AInnovation Technology Group Co. Ltd. Class H	47,200	26
*	Sinocelltech Group Ltd. Class A	4,651	26
*	Servyou Software Group Co. Ltd. Class A	3,600	26
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	26

		Shares	Market Value ($000)
	Changzhou Fusion New Material Co. Ltd. Class A	1,907	26
*	Shenzhen Mason Technologies Co. Ltd. Class A	11,560	26
	Sumec Corp. Ltd. Class A	14,800	26
	Jiangxi Hongcheng Environment Co. Ltd. Class A	16,500	26
*,1	Qunabox Group Ltd.	17,700	26
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	25
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	25
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	25
	BTG Hotels Group Co. Ltd. Class A	13,000	25
*	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	15,300	25
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	13,300	25
	Sunstone Development Co. Ltd. Class A	8,200	25
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	25
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	44,800	25
	Innuovo Technology Co. Ltd. Class A	19,400	25
	Triumph Science & Technology Co. Ltd. Class A	9,500	25
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	25
	Black Peony Group Co. Ltd. Class A	19,800	25
	Shanghai Pret Composites Co. Ltd. Class A	13,700	25
*	Yeahka Ltd.	34,400	25
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	25
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	25
	Guizhou Chanhen Chemical Corp. Class A	4,900	25
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	25
	Hubei Chutian Smart Communication Co. Ltd. Class A	44,300	25
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	12,100	25
*	Huludao Zinc Industry Co. Class A	32,100	25
*	Shanghai STEP Electric Corp. Class A	12,000	25
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	25
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	25
	Hefei Meiya Optoelectronic Technology Inc. Class A	10,400	24
	FAW Jiefang Group Co. Ltd. Class A	26,200	24
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	24
	Hengdian Entertainment Co. Ltd. Class A	7,000	24
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	24
*	Gemdale Corp. Class A	58,000	24
	BBMG Corp. Class A	100,200	24
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	24
	Wangfujing Group Co. Ltd. Class A	14,800	24
	Bluestar Adisseo Co. Class A	14,900	24
	Zhejiang Jingu Co. Ltd. Class A	15,900	24
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	41,200	24
	Skyworth Digital Co. Ltd. Class A	14,200	24
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	24
*	Risen Energy Co. Ltd. Class A	11,800	24
	Xinzhi Group Co. Ltd. Class A	8,300	24
*	Easyhome New Retail Group Co. Ltd. Class A	67,100	24
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	24
*	Beijing Relpow Technology Co. Ltd. Class A	4,550	24
	Xinxiang Richful Lube Additive Co. Ltd. Class A	4,771	24
*	Chengdu ALD Aviation Manufacturing Corp. Class A	5,300	24
	Pylon Technologies Co. Ltd. Class A	2,415	24
*	Nsing Technologies Inc. Class A	7,100	24
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	2,600	24
	Huada Automotive Technology Corp. Ltd. Class A	4,200	24
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	23
	Northeast Securities Co. Ltd. Class A	19,200	23
	IReader Technology Co. Ltd. Class A	6,455	23
	Chow Tai Seng Jewellery Co. Ltd. Class A	12,100	23
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	6,900	23
	Topchoice Medical Corp. Class A	4,207	23
	Digital China Information Service Group Co. Ltd. Class A	11,800	23
	Fangda Special Steel Technology Co. Ltd. Class A	31,800	23
	Henan Yuguang Gold & Lead Co. Ltd. Class A	11,700	23
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	23
	Shanghai Bailian Group Co. Ltd. Class A	18,000	23
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	23
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	23
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	23
	Guangdong Advertising Group Co. Ltd. Class A	18,900	23

		Shares	Market Value ($000)
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	23
*	Hainan Haide Capital Management Co. Ltd. Class A	25,389	23
	China National Gold Group Gold Jewellery Co. Ltd. Class A	19,800	23
	Central China Land Media Co. Ltd. Class A	12,000	23
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	23
	Hongrun Construction Group Co. Ltd. Class A	18,800	23
*	Semitronix Corp. Class A	1,700	23
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	23
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	23
*	Greatoo Intelligent Equipment Inc. Class A	24,400	23
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	23
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	3,021	23
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	23
	Fujian Star-net Communication Co. Ltd. Class A	6,630	22
	Tayho Advanced Materials Group Co. Ltd. Class A	11,200	22
	Guangdong Tapai Group Co. Ltd. Class A	17,800	22
	Dian Diagnostics Group Co. Ltd. Class A	8,465	22
	ORG Technology Co. Ltd. Class A	30,000	22
	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	22
	CETC Digital Technology Co. Ltd. Class A	6,240	22
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,800	22
*	Chinalin Securities Co. Ltd. Class A	10,400	22
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	6,000	22
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	22
	Guangdong Construction Engineering Group Co. Ltd. Class A	42,000	22
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	22
	ZhongYeDa Electric Co. Ltd. Class A	15,600	22
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	22
	Jinhong Gas Co. Ltd. Class A	5,923	22
	Beijing Balance Medical Technology Co. Ltd. Class A	1,771	22
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	22
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	22
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	22
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	22
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	3,300	22
*	Bringspring Science & Technology Co. Ltd. Class A	13,300	22
	Zhejiang Semir Garment Co. Ltd. Class A	26,100	21
	Weaver Network Technology Co. Ltd. Class A	3,924	21
	Hexing Electrical Co. Ltd. Class A	5,300	21
	Norinco International Cooperation Ltd. Class A	11,800	21
*	Kingsignal Technology Co. Ltd. Class A	9,500	21
	Jiaze Renewables Co. Ltd.	25,800	21
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	21
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	21,400	21
	Xinhuanet Co. Ltd. Class A	7,670	21
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	13,600	21
	Shanghai Chinafortune Co. Ltd. Class A	10,600	21
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	21
*	Hwa Create Co. Ltd. Class A	7,600	21
	Guangdong Goworld Co. Ltd. Class A	8,900	21
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	21
	Streamax Technology Co. Ltd. Class A	2,200	21
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	21
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	21
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	21
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	21
*	C*Core Technology Co. Ltd. Class A	3,891	21
	Yechiu Metal Recycling China Ltd. Class A	41,800	21
	DongFeng Automobile Co. Ltd. Class A	23,400	21
	Mehow Innovative Ltd. Class A	5,740	21
	Henan Lingrui Pharmaceutical Co. Class A	6,800	21
	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	20
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	20
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	20
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	20
	China Meheco Group Co. Ltd. Class A	13,800	20
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	20
	Hunan Aihua Group Co. Ltd. Class A	3,800	20
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	20
*	China Enterprise Co. Ltd. Class A	55,401	20

		Shares	Market Value ($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	20
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	5,500	20
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	20
*	Zhewen Interactive Group Co. Ltd. Class A	15,700	20
	Wellhope Foods Co. Ltd. Class A	21,300	20
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	20
	Sanquan Food Co. Ltd. Class A	9,630	20
*	Merit Interactive Co. Ltd. Class A	5,500	20
*	Wondershare Technology Group Co. Ltd. Class A	2,237	20
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	20
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	20
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	20
	Chengdu RML Technology Co. Ltd. Class A	3,640	20
	Kidswant Children Products Co. Ltd. Class A	14,900	20
	Digiwin Co. Ltd. Class A	3,800	20
	XGD Inc. Class A	6,000	20
*	Sanwei Holding Group Co. Ltd. Class A	12,900	20
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	20
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	20
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	20
	Center International Group Co. Ltd. Class A	10,700	20
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	24,600	20
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	20
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	19
*	Visionox Technology Inc. Class A	15,600	19
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	19
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	19
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	19
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	19
*	China Union Holdings Ltd. Class A	24,600	19
*	TianShan Material Co. Ltd. Class A	30,100	19
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	19
*	Bright Real Estate Group Co. Ltd. Class A	39,200	19
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	19
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	19
*	Polaris Bay Group Co. Ltd. Class A	23,100	19
	Amoy Diagnostics Co. Ltd. Class A	6,420	19
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	19
	Yusys Technologies Co. Ltd. Class A	7,680	19
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	19
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	19
	Huadian Heavy Industries Co. Ltd. Class A	16,700	19
	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	19
*	INKON Life Technology Co. Ltd. Class A	12,700	19
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	19
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	3,780	19
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	19
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	19
	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	19
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	19
*	Hesai Group ADR	1,021	19
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	18
	Laobaixing Pharmacy Chain JSC Class A	9,826	18
	Shenzhen Desay Battery Technology Co. Class A	4,680	18
*	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	18
*	B-Soft Co. Ltd. Class A	32,160	18
	Ningbo Yunsheng Co. Ltd. Class A	10,100	18
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	18
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	18
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	18
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	18
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	18
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	18
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	18
*	Guizhou Zhenhua E-chem Inc. Class A	8,631	18
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	18
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	18
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	18
	Stanley Agricultural Group Co. Ltd. Class A	13,300	18
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	18

		Shares	Market Value ($000)
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	8,700	18
	CETC Cyberspace Security Technology Co. Ltd. Class A	8,300	17
	Beijing Strong Biotechnologies Inc. Class A	9,900	17
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	17
	Bank of Zhengzhou Co. Ltd. Class A	63,900	17
	Taiji Computer Corp. Ltd. Class A	7,400	17
*	Financial Street Holdings Co. Ltd. Class A	37,300	17
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	17
*	Hangjin Technology Co. Ltd. Class A	7,800	17
	China Bester Group Telecom Co. Ltd. Class A	4,800	17
	Zhejiang Medicine Co. Ltd. Class A	9,000	17
	Cangzhou Dahua Co. Ltd. Class A	7,900	17
*	Xizang Tianlu Co. Ltd. Class A	14,800	17
*	Beijing eGOVA Co. Ltd. Class A	8,880	17
*	Wutong Holding Group Co. Ltd. Class A	21,600	17
	Gansu Yasheng Industrial Group Co. Ltd. Class A	33,600	17
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	17
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	17
	Wuxi Boton Technology Co. Ltd. Class A	4,900	17
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	17
	EIT Environmental Development Group Co. Ltd. Class A	5,800	17
	Hangzhou Onechance Tech Corp. Class A	3,700	17
*	KBC Corp. Ltd. Class A	3,722	17
	Eastcompeace Technology Co. Ltd. Class A	7,200	17
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	17
	China Science Publishing & Media Ltd. Class A	4,700	17
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	17
	Hualan Biological Vaccine Inc. Class A	6,300	17
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	17
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	17
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	17
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	4,185	17
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	16
	JSTI Group Class A	18,000	16
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	16
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	16
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	16
	Shanghai Environment Group Co. Ltd. Class A	14,400	16
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	16
*	Zhuhai Zhumian Group Co. Ltd.	19,500	16
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	16
	Porton Pharma Solutions Ltd. Class A	7,300	16
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	16
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	16
	New Guomai Digital Culture Co. Ltd. Class A	9,100	16
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	16
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	4,200	16
	Shenzhen Leaguer Co. Ltd. Class A	12,000	16
	Chengdu Leejun Industrial Co. Ltd. Class A	13,500	16
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,400	16
*	Shanghai Medicilon Inc. Class A	1,783	16
	Windey Energy Technology Group Co. Ltd. Class A	7,150	16
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	16
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	16
	PNC Process Systems Co. Ltd. Class A	4,320	16
	Sino Biological Inc. Class A	1,700	16
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	16
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	16
	BMC Medical Co. Ltd. Class A	2,352	16
	CIMC Vehicles Group Co. Ltd. Class A	13,600	16
*,1	Fenbi Ltd.	199,500	16
	Solareast Holdings Co. Ltd. Class A	14,200	16
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	16
	FESCO Group Co. Ltd. Class A	7,800	16
*	Insigma Technology Co. Ltd. Class A	15,600	16
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	16
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	16
	Wuhan East Lake High Technology Group Co. Ltd. Class A	12,900	16
*,1	XXF Group Holdings Ltd.	180,000	16
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	15

		Shares	Market Value ($000)
*	Daan Gene Co. Ltd. Class A	14,600	15
	Hongli Zhihui Group Co. Ltd. Class A	12,800	15
	Xiamen Kingdomway Group Co. Class A	6,600	15
	Shanghai Runda Medical Technology Co. Ltd. Class A	8,200	15
	CSG Holding Co. Ltd. Class A	24,600	15
	YanTai Shuangta Food Co. Ltd. Class A	24,500	15
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	15
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	15
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	15
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	15
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	15
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	15
	Kuangda Technology Group Co. Ltd. Class A	16,800	15
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	6,800	15
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	15
*	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	15
*	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	15
	Explosive Co. Ltd. Class A	9,900	15
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	14
*	Beijing Haixin Energy Technology Co. Ltd. Class A	25,400	14
	Topsec Technologies Group Inc. Class A	13,800	14
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	14
	Aisino Corp. Class A	12,400	14
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	14
*	ADAMA Ltd. Class A	14,800	14
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	14
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	14
*	263 Network Communications Co. Ltd. Class A	17,400	14
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	14
*	Yueyang Forest & Paper Co. Ltd. Class A	23,300	14
	Bros Eastern Co. Ltd. Class A	12,800	14
*	COFCO Biotechnology Co. Ltd. Class A	19,000	14
	Edifier Technology Co. Ltd. Class A	8,600	14
*	Xian International Medical Investment Co. Ltd. Class A	21,700	14
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	18,300	14
	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	14
*	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	14
	Southern Publishing & Media Co. Ltd. Class A	7,800	14
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	14
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	14
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	14
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	14
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	14
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	14
	Sinomach Automobile Co. Ltd. Class A	16,900	14
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	14
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	14
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	14
	Chongqing Port Co. Ltd. Class A	20,200	14
	Ningbo Cixing Co. Ltd. Class A	13,600	14
*	Bio-Thera Solutions Ltd. Class A	4,984	14
	HBIS Resources Co. Ltd. Class A	6,200	14
	Huatu Cendes Co. Ltd. Class A	2,200	14
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	5,000	14
	Guomai Technologies Inc. Class A	11,900	13
*	Dongjiang Environmental Co. Ltd. Class A	23,400	13
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	13
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	11,310	13
	Wushang Group Co. Ltd. Class A	10,850	13
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	13
*	Sun Create Electronics Co. Ltd. Class A	4,600	13
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	13
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	13
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	13
	Suning Universal Co. Ltd. Class A	43,100	13
	Sinocare Inc. Class A	5,700	13
	Shunfa Hengneng Corp. Class A	26,200	13
*	Sonoscape Medical Corp. Class A	4,400	13
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	13
	Henan Zhongyuan Expressway Co. Ltd. Class A	22,700	13

		Shares	Market Value ($000)
	CTS International Logistics Corp. Ltd. Class A	16,205	13
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	13
	China Publishing & Media Co. Ltd. Class A	16,700	13
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	13
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	13
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	13
*	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	13
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	13
*	Fujian Boss Software Development Co. Ltd. Class A	10,300	13
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	13
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	13
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	13
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	13
	Bank of Lanzhou Co. Ltd. Class A	41,400	13
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	13
	Arctech Solar Holding Co. Ltd. Class A	2,565	13
	Xiangyu Medical Co. Ltd. Class A	1,656	13
	Tianneng Battery Group Co. Ltd. Class A	3,458	13
*	Sinodata Co. Ltd. Class A	4,800	13
	Duolun Technology Corp. Ltd. Class A	12,100	13
	Shenzhen Airport Co. Ltd. Class A	11,600	12
	Suofeiya Home Collection Co. Ltd. Class A	8,600	12
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	12
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	12
	Jiangling Motors Corp. Ltd. Class A	4,800	12
	Dashang Co. Ltd. Class A	5,457	12
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	8,200	12
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	12
	Lier Chemical Co. Ltd. Class A	6,800	12
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	12
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	12
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	12
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	12
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	12
	Fujian Expressway Development Co. Ltd. Class A	22,000	12
	China Television Media Ltd. Class A	5,400	12
	Orient International Enterprise Ltd. Class A	12,000	12
	Aotecar New Energy Technology Group Co. Ltd. Class A	30,000	12
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	15,300	12
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	12
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	12
*	Beyondsoft Corp. Class A	8,800	12
	ZWSOFT Co. Ltd. Guangzhou Class A	1,463	12
	Yunnan Energy Investment Co. Ltd. Class A	7,100	12
	Guobang Pharma Ltd. Class A	5,320	12
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	12
	Appotronics Corp. Ltd. Class A	5,638	12
	Shandong Lukang Pharma Class A	10,300	12
*	ABA Chemicals Corp. Class A	15,400	12
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	12
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	12
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	12
	Mesnac Co. Ltd. Class A	14,000	12
	Qiming Information Technology Co. Ltd. Class A	5,100	12
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	12
	Shanghai Baolong Automotive Corp. Class A	2,600	12
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	12
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	12
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	11
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	11
*	PCI Technology Group Co. Ltd. Class A	14,900	11
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	11
	Guangshen Railway Co. Ltd. Class A	24,400	11
	Tianjin Port Co. Ltd. Class A	17,000	11
*	Shanying International Holding Co. Ltd. Class A	55,000	11
	China Railway Tielong Container Logistics Co. Ltd. Class A	12,700	11
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	11
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	11

		Shares	Market Value ($000)
*	China Wuyi Co. Ltd. Class A	28,200	11
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	11
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	11
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	11
	China Merchants Property Operation & Service Co. Ltd. Class A	8,000	11
*	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	11
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	11
	China Animal Husbandry Industry Co. Ltd. Class A	11,100	11
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	11
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	11
	Era Co. Ltd. Class A	18,600	11
*	China Express Airlines Co. Ltd. Class A	9,600	11
	Bestore Co. Ltd. Class A	7,300	11
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	11
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	3,080	11
	Jinlei Technology Co. Ltd. Class A	2,700	11
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	11
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	11
	Qingdao Gaoce Technology Co. Ltd. Class A	6,407	11
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	11
*	Cybrid Technologies Inc. Class A	5,100	11
	Shenma Industry Co. Ltd. Class A	11,950	11
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	11
*	China Agriculture Development Seed Group Co. Ltd. Class A	12,600	11
	Huangshan Novel Co. Ltd. Class A	7,200	11
	Nanjing Cosmos Chemical Co. Ltd. Class A	5,880	11
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	11
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	11
	Fujian Apex Software Co. Ltd. Class A	2,400	11
*	Anyang Iron & Steel Inc. Class A	40,900	11
*	Hainan Expressway Co. Ltd. Class A	15,900	11
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	11
	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	11
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	6,500	11
*	NanJi E-Commerce Co. Ltd. Class A	23,700	10
*	Beijing North Star Co. Ltd. Class A	31,900	10
*	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	10
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	28,400	10
*	Tangrenshen Group Co. Ltd. Class A	18,660	10
	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	10
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	10
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	10
*	Cinda Real Estate Co. Ltd. Class A	23,500	10
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	10
	Neusoft Corp. Class A	8,600	10
	Time Publishing & Media Co. Ltd. Class A	9,100	10
	Sunyard Technology Co. Ltd. Class A	5,700	10
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	15,800	10
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	17,600	10
	CITIC Press Corp. Class A	2,400	10
	Jiangsu Gian Technology Co. Ltd. Class A	1,565	10
*	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	10
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	10
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	10
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	10
*	Archermind Technology Co. Ltd. Class A	2,080	10
	Sansure Biotech Inc. Class A	4,179	10
	Guotai Epoint Software Co. Ltd. Class A	3,530	10
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	10
*	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	10
	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	10
	Guizhou Tyre Co. Ltd. Class A	14,300	10
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	8,100	10
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	9
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	9
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	9
	Vatti Corp. Ltd. Class A	11,700	9
	5I5J Holding Group Co. Ltd. Class A	20,800	9
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	9
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	9

		Shares	Market Value ($000)
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	9
*	PharmaBlock Sciences Nanjing Inc. Class A	1,800	9
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	9
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	10,700	9
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	9
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	9
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	9
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	9
	Jiangsu Lianyungang Port Co. Ltd. Class A	13,200	9
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	3,136	9
*	Guangdong Yowant Technology Group Co. Ltd. Class A	11,000	9
*	Bright Eye Hospital Group Co. Ltd. Class A	1,600	9
*	Jiangsu General Science Technology Co. Ltd. Class A	13,800	9
	Yuneng Technology Co. Ltd. Class A	1,493	9
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	9
*	Hanwang Technology Co. Ltd. Class A	3,500	9
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	8,300	9
*	Hainan Haiyao Co. Ltd. Class A	14,300	9
	Joyoung Co. Ltd. Class A	5,800	8
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	8
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	8
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	8
	Sumavision Technologies Co. Ltd. Class A	11,000	8
*	Focused Photonics Hangzhou Inc. Class A	4,200	8
	China West Construction Group Co. Ltd. Class A	10,000	8
	Unilumin Group Co. Ltd. Class A	9,400	8
	Shinva Medical Instrument Co. Ltd. Class A	3,900	8
	KPC Pharmaceuticals Inc. Class A	6,400	8
*	Guangxi LiuYao Group Co. Ltd. Class A	3,500	8
	Canny Elevator Co. Ltd. Class A	9,500	8
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	8
	Jingjin Equipment Inc. Class A	3,760	8
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	8
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	8
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	8
	Qingdao Citymedia Co. Ltd. Class A	9,900	8
*	Guoguang Electric Co. Ltd. Class A	5,900	8
	Chengzhi Co. Ltd. Class A	4,900	7
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	7
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	7
*	Client Service International Inc. Class A	6,250	7
	Shandong Head Group Co. Ltd. Class A	2,000	7
*	Triumph New Energy Co. Ltd. Class A	5,200	7
	Wencan Group Co. Ltd. Class A	2,800	7
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	7
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	861	7
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	7
*	Hubei Century Network Technology Co. Ltd. Class A	5,200	7
	BXN Holding Co. Ltd. Class A	10,800	7
	Luoniushan Co. Ltd. Class A	7,800	6
	Jinneng Science & Technology Co. Ltd. Class A	8,500	6
	Shandong Xiantan Group Co. Ltd.	7,300	6
	Bear Electric Appliance Co. Ltd. Class A	1,100	6
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	6
	Luyang Energy-Saving Materials Co. Ltd.	4,400	6
*	Truking Technology Ltd. Class A	4,900	6
*	Marssenger Kitchenware Co. Ltd. Class A	4,800	6
*	Beijing Sinohytec Co. Ltd. Class A	1,911	6
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	6
*	Beijing North Star Co. Ltd. Class H	44,000	5
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	5
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	5
	Ligao Foods Co. Ltd. Class A	1,200	5
	Lancy Co. Ltd. Class A	2,300	4
*,2	Orient Group Inc.	32,200	2
*,2	Yango Group Co. Ltd. Class A	15,800	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	—
*,2	Blivex Energy Technology Co. Ltd.	49,300	—

		Shares	Market Value ($000)
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
*,2	China Dili Group	378,000	—
*,2	China Grand Automotive Services Group Co. Ltd.	47,600	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	—
			468,349
Colombia (0.0%)
	Grupo Cibest SA	44,764	923
	Interconexion Electrica SA ESP	84,916	696
	Grupo Cibest SA ADR	7,617	522
	Cementos Argos SA	111,378	324
			2,465
Czech Republic (0.0%)
	Komercni Banka A/S	15,622	742
[3]	Moneta Money Bank A/S	58,951	526
			1,268
Denmark (1.2%)
	Novo Nordisk A/S Class B	642,262	29,348
	DSV A/S	38,386	9,603
	Danske Bank A/S	126,916	6,676
	Vestas Wind Systems A/S	202,475	5,681
	Novonesis Novozymes B	70,271	4,083
*	Genmab A/S	12,484	3,272
*	NKT A/S	10,963	1,749
	AP Moller - Maersk A/S Class B	699	1,736
	Coloplast A/S Class B	26,641	1,635
	Pandora A/S	15,122	1,415
	Tryg A/S	59,503	1,399
	Jyske Bank A/S (Registered)	8,668	1,242
	Ringkjoebing Landbobank A/S	4,858	1,193
	ALK-Abello A/S Class B	27,525	1,149
	AP Moller - Maersk A/S Class A	435	1,059
	AL Sydbank	12,409	1,041
	FLSmidth & Co. A/S	9,905	777
*	Zealand Pharma A/S	14,498	735
*,1	Demant A/S	16,202	630
	ROCKWOOL A/S Class B	15,788	494
*	Bavarian Nordic A/S	16,038	468
*,3	Netcompany Group A/S	8,326	446
	Per Aarsleff Holding A/S	3,397	387
*	GN Store Nord A/S	24,931	380
	H Lundbeck A/S	50,485	341
	Ambu A/S Class B	30,658	322
	Alm Brand A/S	135,109	317
	Schouw & Co. A/S	2,154	222
	Chemometec A/S	2,971	173
*	Dfds A/S	6,258	144
	UIE plc	2,116	120
*	NTG Nordic Transport Group A/S	3,046	100
	H Lundbeck A/S Class A	15,796	90
	Gubra A/S	974	54
			78,481
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	501,716	1,281
	Telecom Egypt Co.	114,206	214
*	EFG Holding S.A.E.	235,464	121
			1,616
Finland (0.7%)
	Nokia OYJ	1,051,793	15,449
	Nordea Bank Abp	654,636	12,543
	Sampo OYJ Class A (XHEL)	467,875	4,938
	Kone OYJ Class B	62,606	3,742
	Orion OYJ Class B	21,505	1,796
	Elisa OYJ	28,668	1,377
	Stora Enso OYJ	117,190	1,371
	Kesko OYJ Class B	52,899	1,282
	Valmet OYJ	29,420	797
	Mandatum OYJ	89,559	595

		Shares	Market Value ($000)
	Huhtamaki OYJ	17,027	543
	Outokumpu OYJ	77,077	535
	Tieto OYJ	18,995	457
	Kalmar OYJ Class B	7,311	379
	Sampo OYJ Class A	28,955	307
	Nokian Renkaat OYJ	23,066	297
	Lumo Kodit OYJ	27,087	234
*	QT Group OYJ	4,301	148
[3]	Terveystalo OYJ	13,916	132
*	YIT OYJ	24,844	79
	Finnair OYJ	14,604	73
	Tokmanni Group Corp.	8,131	67
*	Revenio Group OYJ	3,982	65
			47,206
France (3.0%)
	BNP Paribas SA	199,306	21,484
	Sanofi SA	216,148	18,947
	AXA SA	323,785	14,931
	Hermes International SCA	6,870	12,838
	L'Oreal SA Loyalty Shares	27,027	11,926
	EssilorLuxottica SA	58,202	11,764
	Societe Generale SA	134,964	11,218
	Danone SA	127,348	9,054
	Orange SA	418,741	8,758
	Legrand SA	50,660	8,707
	L'Oreal SA (XPAR)	15,536	6,855
	Cie Generale des Etablissements Michelin SCA	129,241	4,717
	Publicis Groupe SA	45,876	4,463
	Kering SA	14,114	4,157
	Credit Agricole SA	188,291	3,628
	Unibail-Rodamco-Westfield	24,454	2,827
	Accor SA	42,488	2,314
	Carrefour SA	113,490	2,120
	Rexel SA	45,358	1,937
	Klepierre SA	41,687	1,701
	Eurofins Scientific SE	22,841	1,662
	L'Oreal SA	3,652	1,611
	Getlink SE	61,256	1,338
*	Alstom SA	66,804	1,333
	Renault SA	37,666	1,288
	Ipsen SA	7,051	1,288
	Edenred SE	45,896	1,245
	SCOR SE	34,761	1,243
	Elis SA	36,228	1,143
	Sartorius Stedim Biotech	5,494	1,138
[3]	Amundi SA	11,319	1,104
[1]	Aeroports de Paris SA	8,176	1,096
*	SOITEC	5,283	1,096
[3]	Ayvens SA	67,184	901
	Gecina SA	9,942	850
	SES SA Class A ADR	75,047	824
	Arkema SA	11,506	813
	BioMerieux	8,698	752
	Covivio SA	10,763	691
	Valeo SE	42,895	661
	Sopra Steria Group	2,823	490
	Sodexo SA Loyalty Shares	8,787	482
	Wendel SE	4,757	479
	Virbac SACA	926	386
	Coface SA	21,682	377
*	Forvia SE (XPAR)	27,639	364
	Vivendi SE	124,049	339
	IPSOS SA	7,537	339
	JCDecaux SE	15,127	331
*	Eutelsat Communications SACA	67,905	314
*	Air France-KLM	23,061	313
	Sodexo SA	5,534	304
	Trigano SA	1,550	292
	Mercialys SA	21,129	292

		Shares	Market Value ($000)
	Eurazeo SE Loyalty Shares	5,067	274
	ICADE	11,129	273
*	ID Logistics Group SACA	595	264
*	Societe BIC SA	3,799	258
[1]	Vusion	1,627	253
	Carmila SA	12,444	241
	Derichebourg SA	19,884	234
	Argan SA	3,214	229
*	Clariane SE	46,776	227
	Pluxee NV	15,299	211
	Vicat SACA	2,703	198
	Opmobility	10,023	194
	Altarea SCA	1,487	188
	SEB SA Loyalty Shares	3,202	186
	Robertet SA	182	176
	Television Francaise 1 SA	20,156	161
	Imerys SA	5,907	157
	LISI SA (XPAR)	1,963	155
	Eurazeo SE	2,616	142
[1]	Metropole Television SA	10,126	136
*,3	Worldline SA	324,468	136
	Interparfums SA	4,231	122
	LISI SA Loyalty Shares	1,539	122
	Sodexo SA Loyalty Shares 2026	2,080	114
	Antin Infrastructure Partners SA	9,443	109
	SEB SA	1,869	108
*,1	Ubisoft Entertainment SA	16,514	108
*,3	X-Fab Silicon Foundries SE	8,193	102
	GL Events SACA	2,356	97
	Stef SA	650	89
	Wavestone	1,512	84
	Planisware SA	3,633	83
*	Nexity SA	8,578	82
[1,3]	Verallia SA	3,347	78
	Quadient SA	5,278	75
*,1	Voltalia SA (Registered)	7,672	75
	Peugeot Invest SA	1,006	74
	Fnac Darty SA	1,627	67
	Manitou BF SA	2,536	64
	Equasens	1,259	58
*,1	OVH Groupe SA	3,057	51
[1,3]	Elior Group SA	23,171	50
	Beneteau SACA	5,963	48
*	Forvia SE (MTAA)	2,833	37
	LISI SA	466	37
			197,752
Germany (4.8%)
	Siemens AG (Registered)	148,017	46,409
	SAP SE	207,579	37,550
	Allianz SE (Registered)	76,475	33,890
	Infineon Technologies AG	262,320	24,872
	Deutsche Telekom AG (Registered)	688,081	23,102
	Deutsche Bank AG (Registered)	352,849	11,434
	Deutsche Post AG	186,575	11,112
	Deutsche Boerse AG	37,071	10,681
	BASF SE	179,622	10,636
	Mercedes-Benz Group AG	152,137	9,237
	Bayer AG (Registered)	198,334	8,435
	adidas AG	33,511	6,473
	Commerzbank AG	135,665	5,840
	Bayerische Motoren Werke AG	56,170	4,887
	Daimler Truck Holding AG	98,625	4,826
	Merck KGaA	25,914	3,947
	Vonovia SE	143,544	3,578
	Fresenius SE & Co. KGaA	83,062	3,507
	Hannover Rueck SE	12,152	3,282
[3]	Siemens Healthineers AG	74,535	3,028
	Symrise AG Class A	26,593	2,444
*,1,3	Delivery Hero SE Class A	45,767	1,961

		Shares	Market Value ($000)
	GEA Group AG	29,869	1,925
	Continental AG	22,313	1,844
[1]	Fresenius Medical Care AG	41,907	1,816
	Beiersdorf AG	20,920	1,682
	Knorr-Bremse AG	13,407	1,620
[1]	Aurubis AG	6,400	1,607
	AIXTRON SE	23,026	1,560
	QIAGEN NV	40,959	1,510
	Henkel AG & Co. KGaA	20,347	1,476
	Talanx AG	12,125	1,450
*,3	Zalando SE	47,925	1,297
	Deutsche Lufthansa AG (Registered)	124,632	1,239
[3]	Scout24 SE	14,560	1,225
*	Nordex SE	25,201	1,214
*,1	Evonik Industries AG	52,543	1,029
	LEG Immobilien SE	15,135	983
	Nemetschek SE	11,939	860
	CTS Eventim AG & Co. KGaA	11,473	828
	Rational AG	1,025	784
	TUI AG	93,858	768
	KION Group AG	14,567	743
	Freenet AG	24,539	723
*	Puma SE	21,241	717
	K+S AG (Registered)	38,413	663
	flatexDEGIRO SE	16,650	654
*	Bechtle AG	16,450	641
	Jenoptik AG	11,495	617
	TAG Immobilien AG	37,176	615
	Fraport AG Frankfurt Airport Services Worldwide	7,296	613
*,3	Auto1 Group SE	22,767	603
*	Aroundtown SA	171,139	506
	United Internet AG (Registered)	15,848	486
	Schaeffler AG	37,317	459
[3]	DWS Group GmbH & Co. KGaA	5,891	424
*	Salzgitter AG	5,512	393
*	Wacker Chemie AG	3,331	385
	Deutz AG	29,055	354
	LANXESS AG	18,420	353
*	Krones AG	2,541	350
*	IONOS Group SE	10,371	340
[1]	HUGO BOSS AG	7,908	329
[3]	Befesa SA	7,495	322
	Elmos Semiconductor SE	1,346	283
	Stroeer SE & Co. KGaA	6,062	267
	FUCHS SE	6,972	263
	RTL Group SA	7,000	257
	Alzchem Group AG	1,173	257
*,3	TeamViewer SE	35,530	245
*	Siltronic AG	2,004	244
*,3	Covestro AG	3,406	238
	Carl Zeiss Meditec AG	7,806	235
*,1	Evotec SE	37,348	230
	Fielmann Group AG	4,293	223
	Duerr AG	8,938	217
	Deutsche Wohnen SE	9,029	203
[1]	Gerresheimer AG	6,325	200
[1]	Kontron AG	7,297	198
*	SMA Solar Technology AG	2,524	193
	Hornbach Holding AG & Co. KGaA	2,050	193
	Sixt SE	1,992	177
	KWS Saat SE & Co. KGaA	1,967	166
[1]	Suedzucker AG	12,081	162
	CANCOM SE	4,811	159
	Vossloh AG	1,938	158
[1]	Dermapharm Holding SE	2,689	153
	Eckert & Ziegler SE	7,716	148
	Atoss Software SE	1,609	144
*,1	Verbio SE	3,176	141
*,1,3	Redcare Pharmacy NV	2,761	140
*	HelloFresh SE	27,112	136

		Shares	Market Value ($000)
	1&1 AG	5,104	135
	Schott Pharma AG & Co. KGaA	6,404	135
	Kloeckner & Co. SE	9,187	134
	Springer Nature AG & Co. KGaA	5,832	131
*,1	Norma Group SE	5,819	119
*	CECONOMY AG	22,240	109
	Wacker Neuson SE	4,792	107
	Pfeiffer Vacuum Technology AG	548	106
	Stabilus SE	4,550	101
[1,3]	Deutsche Pfandbriefbank AG	22,278	96
[1]	PNE AG	7,253	85
*,1	Hypoport SE	826	84
[1]	Energiekontor AG	1,543	81
[1]	GFT Technologies SE	3,025	78
*,1	Grand City Properties SA	6,555	74
	GRENKE AG	4,838	73
	Wuestenrot & Wuerttembergische AG	4,084	70
*,1	Douglas AG	6,781	70
*	Secunet Security Networks AG	256	62
	Nagarro SE	1,303	61
*	CECONOMY AG (XETR)	12,102	55
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	5,439	55
	Deutsche EuroShop AG	2,227	53
	ProSiebenSat.1 Media SE	10,804	50
	PATRIZIA SE	5,313	47
	Adesso SE	663	47
	Draegerwerk AG & Co. KGaA	311	26
			317,012
Greece (0.2%)
	National Bank of Greece SA	167,440	2,897
	Eurobank SA	501,248	2,335
*	Piraeus Bank SA	214,999	2,281
	Alpha Bank SA	326,646	1,493
	Bank of Cyprus Holdings plc	71,415	783
	Hellenic Telecommunications Organization SA	30,136	639
	JUMBO SA	22,907	622
	Titan SA	7,645	454
	Optima bank SA	36,230	450
	Viohalco SA	9,159	223
	Athens International Airport SA	11,913	141
	Aegean Airlines SA	8,428	122
*	Aktor SA Holding Co. Technical & Energy Projects	8,539	103
	Holding Co. ADMIE IPTO SA	18,833	87
	Sarantis SA	4,643	82
*	LAMDA Development SA	11,159	80
	Fourlis Holdings SA	12,102	62
	Piraeus Port Authority SA	1,271	60
	Quest Holdings SA	5,654	50
	Ideal Holdings SA	5,257	43
	Autohellas Tourist & Trading SA	3,090	40
	Ellaktor SA	13,171	22
			13,069
Hong Kong (1.3%)
	AIA Group Ltd.	2,118,400	22,222
	Hong Kong Exchanges & Clearing Ltd.	241,400	12,326
	Lenovo Group Ltd.	1,538,000	4,713
	Sun Hung Kai Properties Ltd.	280,000	4,702
	BOC Hong Kong Holdings Ltd.	730,000	4,461
	Techtronic Industries Co. Ltd.	288,500	4,283
	Link REIT	530,120	2,733
[3]	WH Group Ltd.	1,616,592	1,866
	ASMPT Ltd.	64,500	1,599
	Hongkong Land Holdings Ltd.	202,900	1,547
	MTR Corp. Ltd.	311,500	1,253
	Sino Land Co. Ltd.	830,000	1,251
	SITC International Holdings Co. Ltd.	263,000	1,164
	Henderson Land Development Co. Ltd.	250,400	989
	Wharf Real Estate Investment Co. Ltd.	322,000	987
	Shenzhou International Group Holdings Ltd.	162,084	959

		Shares	Market Value ($000)
*	MMG Ltd.	787,200	887
	AAC Technologies Holdings Inc.	141,000	819
	Swire Pacific Ltd. Class B	392,500	653
	PCCW Ltd.	736,590	535
	Swire Properties Ltd.	188,200	534
[1]	Wharf Holdings Ltd.	188,000	532
[3]	Samsonite Group SA	276,000	510
	PRADA SpA	105,300	492
	Chow Tai Fook Jewellery Group Ltd.	349,800	490
	Want Want China Holdings Ltd.	892,000	474
[3]	BOC Aviation Ltd.	47,100	459
	Orient Overseas International Ltd.	26,000	452
	Xinyi Glass Holdings Ltd.	335,000	423
*,1,3	FIT Hon Teng Ltd.	356,000	405
	Cathay Pacific Airways Ltd.	237,181	402
	Hang Lung Properties Ltd.	328,000	337
	Bank of East Asia Ltd.	186,800	325
	Yue Yuen Industrial Holdings Ltd.	172,000	322
*	New World Development Co. Ltd.	292,533	307
	Swire Pacific Ltd. Class A	29,000	302
	Kerry Properties Ltd.	108,500	287
	VTech Holdings Ltd.	43,400	284
	Hysan Development Co. Ltd.	116,000	276
	Time Interconnect Technology Ltd.	107,000	262
	DFI Retail Group Holdings Ltd.	63,900	256
	Hang Lung Group Ltd.	135,000	251
	Johnson Electric Holdings Ltd.	75,000	244
	United Laboratories International Holdings Ltd.	216,000	243
*,1	Bright Smart Securities & Commodities Group Ltd.	170,000	204
	VSTECS Holdings Ltd.	164,000	201
*	Cowell e Holdings Inc.	55,000	200
*	Duality Biotherapeutics Inc.	6,200	179
*,1	Vobile Group Ltd.	494,000	176
	Stella International Holdings Ltd.	103,500	175
*,3	HBM Holdings Ltd.	117,000	175
	CTF Services Ltd.	167,200	172
	Dah Sing Financial Holdings Ltd.	29,600	160
	Fortune REIT	247,000	152
	Nexteer Automotive Group Ltd.	240,000	150
	Luk Fook Holdings International Ltd.	55,180	147
*,3	CARsgen Therapeutics Holdings Ltd.	63,000	146
[1]	Guotai Junan International Holdings Ltd.	495,000	137
*,1	OSL Group Ltd.	97,000	136
	Man Wah Holdings Ltd.	281,200	130
	Dah Sing Banking Group Ltd.	73,200	126
*,1	Envision Greenwise Holdings Ltd.	247,204	122
	CITIC Telecom International Holdings Ltd.	343,000	117
	Nanshan Aluminium International Holdings Ltd.	24,400	109
	Shangri-La Asia Ltd.	186,000	102
	SY Holdings Group Ltd.	88,500	100
	Prosperity REIT	535,000	99
	HKBN Ltd.	112,500	95
	Vitasoy International Holdings Ltd.	120,000	93
*	Deep Source Holdings Ltd.	910,000	90
[1]	SUNeVision Holdings Ltd.	109,000	84
*,1	Realord Group Holdings Ltd.	64,000	83
	Chow Sang Sang Holdings International Ltd.	55,000	77
	Cirrus Aircraft Ltd.	15,500	77
	Giordano International Ltd.	396,000	76
	SmarTone Telecommunications Holdings Ltd.	115,000	70
*,2	Jinchuan Group International Resources Co. Ltd.	784,000	64
*	China Travel International Investment Hong Kong Ltd.	412,000	62
	Value Partners Group Ltd.	216,000	58
	IGG Inc.	137,000	58
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	58,000	51
	K Wah International Holdings Ltd.	168,000	49
	Hutchison Telecommunications Hong Kong Holdings Ltd.	326,000	47
	Texhong International Group Ltd.	49,000	39
*	Television Broadcasts Ltd.	108,000	35
*,3	IMAX China Holding Inc.	29,900	33

		Shares	Market Value ($000)
	Truly International Holdings Ltd.	258,000	32
	KLN Logistics Group Ltd.	39,500	31
	LK Technology Holdings Ltd.	87,500	27
	Cafe de Coral Holdings Ltd.	50,000	25
*	Asia Cement China Holdings Corp.	93,000	24
*	Far East Consortium International Ltd.	244,000	23
	Singamas Container Holdings Ltd.	246,000	16
*	Shun Tak Holdings Ltd.	206,000	15
	C-Mer Medical Holdings Ltd.	96,000	13
			83,680
Hungary (0.1%)
	OTP Bank Nyrt.	46,189	6,342
	Richter Gedeon Nyrt.	27,720	1,173
	Magyar Telekom Telecommunications plc	59,387	516
	Opus Global Nyrt.	70,786	83
			8,114
Iceland (0.0%)
[3]	Arion Banki HF	304,321	490
	Islandsbanki HF	378,912	452
	Hagar hf	178,547	183
	Festi hf	50,621	134
	Reitir fasteignafelag hf	123,407	121
	Kvika banki hf	763,073	101
*	Icelandair Group HF	14,188,762	82
*	Alvotech SA	22,471	77
	Heimar HF	268,301	77
	Sjova-Almennar Tryggingar hf	152,709	52
	Skagi Hf	252,748	38
	Siminn HF	396,130	38
	Eimskipafelag Islands hf	20,593	37
			1,882
India (3.8%)
	HDFC Bank Ltd.	2,291,202	17,961
	ICICI Bank Ltd.	1,063,262	14,056
	Bharti Airtel Ltd.	598,056	11,507
	Infosys Ltd.	696,747	8,531
	Axis Bank Ltd.	469,879	6,364
*	Bajaj Finance Ltd.	571,057	5,461
	Kotak Mahindra Bank Ltd.	1,108,726	4,483
	Hindustan Unilever Ltd.	180,073	4,080
	Sun Pharmaceutical Industries Ltd.	215,577	4,080
	State Bank of India	374,475	3,801
	Maruti Suzuki India Ltd.	26,235	3,623
	Titan Co. Ltd.	74,386	3,188
	Shriram Finance Ltd.	281,136	2,802
	Power Grid Corp. of India Ltd.	905,812	2,770
	HCL Technologies Ltd.	213,452	2,667
	Asian Paints Ltd.	89,931	2,530
*	Eternal Ltd.	920,146	2,425
	Nestle India Ltd.	143,210	2,142
	Eicher Motors Ltd.	26,589	2,008
[3]	InterGlobe Aviation Ltd.	39,451	1,825
	Divi's Laboratories Ltd.	25,694	1,803
*	BSE Ltd.	39,951	1,743
	Apollo Hospitals Enterprise Ltd.	20,052	1,725
	Cipla Ltd.	116,809	1,722
	TVS Motor Co. Ltd.	48,231	1,703
	Trent Ltd.	37,654	1,673
	Dr Reddy's Laboratories Ltd.	120,904	1,666
[3]	SBI Life Insurance Co. Ltd.	85,297	1,643
	Tata Consumer Products Ltd.	130,956	1,625
	Jio Financial Services Ltd.	624,838	1,571
	Varun Beverages Ltd.	277,742	1,542
	Max Healthcare Institute Ltd.	147,936	1,502
	Bajaj Auto Ltd.	13,390	1,474
	Bajaj Finserv Ltd.	75,998	1,426
	Samvardhana Motherson International Ltd.	898,140	1,377
	Cholamandalam Investment & Finance Co. Ltd.	84,645	1,369

		Shares	Market Value ($000)
	Hero MotoCorp Ltd.	26,187	1,351
	GE Vernova T&D India Ltd.	24,843	1,348
	Power Finance Corp. Ltd.	292,745	1,320
*	Suzlon Energy Ltd.	2,139,038	1,282
	Britannia Industries Ltd.	23,184	1,270
*	Indus Towers Ltd.	267,131	1,243
*,3	Avenue Supermarts Ltd.	28,859	1,230
	Wipro Ltd.	568,689	1,228
*	PB Fintech Ltd.	67,009	1,200
	Indian Hotels Co. Ltd. Class A	172,222	1,186
	Lupin Ltd.	48,542	1,158
[3]	HDFC Life Insurance Co. Ltd.	184,934	1,158
	Persistent Systems Ltd.	20,927	1,146
	Federal Bank Ltd.	374,188	1,137
[3]	HDFC Asset Management Co. Ltd.	39,305	1,106
*	Adani Energy Solutions Ltd.	68,953	1,098
[3]	AU Small Finance Bank Ltd.	105,339	1,091
	Coforge Ltd.	69,066	1,036
[3]	Laurus Labs Ltd.	70,787	1,014
	Pidilite Industries Ltd.	63,215	988
	Torrent Pharmaceuticals Ltd.	21,007	975
*	Adani Green Energy Ltd.	62,546	971
	Ashok Leyland Ltd.	577,490	945
	Fortis Healthcare Ltd.	95,874	937
*	One 97 Communications Ltd.	79,184	933
*	Max Financial Services Ltd.	52,583	926
	REC Ltd.	253,933	902
	Marico Ltd.	103,916	898
[3]	ICICI Lombard General Insurance Co. Ltd.	47,615	898
	Dixon Technologies India Ltd.	7,296	885
	Godrej Consumer Products Ltd.	79,876	865
*	Yes Bank Ltd.	3,535,646	861
	SRF Ltd.	30,091	859
	Aurobindo Pharma Ltd.	54,560	819
	DLF Ltd.	129,975	808
	Embassy Office Parks REIT	174,470	784
	Multi Commodity Exchange of India Ltd.	25,208	784
	Info Edge India Ltd.	73,528	770
	UPL Ltd.	113,113	767
*	Vodafone Idea Ltd.	5,141,449	757
	Muthoot Finance Ltd.	20,841	734
	Tube Investments of India Ltd.	22,043	729
	Bosch Ltd.	1,831	706
	Phoenix Mills Ltd.	37,507	699
	APL Apollo Tubes Ltd.	36,286	699
*	FSN E-Commerce Ventures Ltd.	250,902	690
	KEI Industries Ltd.	12,411	688
*	IndusInd Bank Ltd.	71,174	685
	Glenmark Pharmaceuticals Ltd.	27,384	656
	Biocon Ltd.	144,739	653
	Union Bank of India Ltd.	360,239	636
	IDFC First Bank Ltd.	837,616	628
	Hindustan Zinc Ltd.	94,046	627
	Voltas Ltd.	46,663	612
	Zydus Lifesciences Ltd.	53,894	611
	Havells India Ltd.	49,254	610
	Bajaj Holdings & Investment Ltd.	5,563	607
	Colgate-Palmolive India Ltd.	28,019	607
	Steel Authority of India Ltd.	279,746	602
	Mphasis Ltd.	24,948	597
	360 ONE WAM Ltd.	50,836	591
	Bank of Baroda	208,753	590
	Dabur India Ltd.	125,389	585
*	Godrej Properties Ltd.	31,161	578
*	GMR Airports Ltd.	545,543	576
[3]	Lodha Developers Ltd.	56,421	557
*	Delhivery Ltd.	116,333	554
[3]	Sona Blw Precision Forgings Ltd.	85,030	543
	Navin Fluorine International Ltd.	7,226	542
	Mankind Pharma Ltd.	21,577	539

		Shares	Market Value ($000)
	Punjab National Bank	470,476	525
	Alkem Laboratories Ltd.	8,916	516
	Tata Communications Ltd.	24,220	501
	NHPC Ltd.	594,903	494
	Indian Bank	55,031	482
	Oracle Financial Services Software Ltd.	4,570	480
*	Piramal Finance Ltd.	23,525	477
	Canara Bank	344,228	474
	Page Industries Ltd.	1,136	457
*	Aditya Birla Capital Ltd.	117,485	449
	PI Industries Ltd.	15,235	445
	Mahindra & Mahindra Financial Services Ltd.	138,513	442
	Computer Age Management Services Ltd.	52,573	438
[3]	Gland Pharma Ltd.	18,398	435
	Supreme Industries Ltd.	11,512	430
	Prestige Estates Projects Ltd.	29,602	427
	Astral Ltd.	25,732	427
[3]	Nippon Life India Asset Management Ltd.	36,874	427
	Ipca Laboratories Ltd.	26,637	427
	Coromandel International Ltd.	22,958	424
	Blue Star Ltd.	25,229	423
	Oberoi Realty Ltd.	23,170	416
[3]	Indian Railway Finance Corp. Ltd.	405,900	416
	UNO Minda Ltd.	35,202	408
	SBI Cards & Payment Services Ltd.	62,162	408
	Schaeffler India Ltd.	9,242	401
	Indian Railway Catering & Tourism Corp. Ltd.	74,651	400
[3]	ICICI Prudential Life Insurance Co. Ltd.	75,168	399
	Manappuram Finance Ltd.	112,945	387
*	Wockhardt Ltd.	17,997	385
[3]	Brookfield India Real Estate Trust	114,761	385
*,3	Krishna Institute of Medical Sciences Ltd.	48,051	384
	JB Chemicals & Pharmaceuticals Ltd.	16,805	383
	Hindustan Copper Ltd.	67,372	382
[3]	Aster DM Healthcare Ltd.	49,335	378
[3]	PNB Housing Finance Ltd.	34,686	376
	Acutaas Chemicals Ltd.	11,270	372
	Crompton Greaves Consumer Electricals Ltd.	125,006	370
	Jubilant Foodworks Ltd.	80,718	363
[3]	RBL Bank Ltd.	98,746	359
	Balkrishna Industries Ltd.	15,206	353
*	Amber Enterprises India Ltd.	4,248	340
	Patanjali Foods Ltd.	69,803	335
*,3	SAI Life Sciences Ltd.	26,642	325
[3]	Bandhan Bank Ltd.	147,824	324
	Cholamandalam Financial Holdings Ltd.	19,397	323
	Neuland Laboratories Ltd.	1,778	320
	Exide Industries Ltd.	78,078	318
	Karur Vysya Bank Ltd.	102,711	312
	Linde India Ltd.	4,119	312
	Narayana Hrudayalaya Ltd.	15,079	301
	Tata Elxsi Ltd.	6,520	295
	Central Depository Services India Ltd.	22,309	292
	Tata Technologies Ltd.	39,081	291
[3]	Sansera Engineering Ltd.	9,684	291
	Thermax Ltd.	5,464	287
*	Star Health & Allied Insurance Co. Ltd.	51,068	284
	Redington Ltd.	119,912	283
	Rail Vikas Nigam Ltd.	109,587	283
	Angel One Ltd.	79,200	281
	Ajanta Pharma Ltd.	8,968	276
	Carborundum Universal Ltd.	25,431	275
	Anand Rathi Wealth Ltd.	7,541	274
	Bank of India	182,056	268
[3]	Dr Lal PathLabs Ltd.	15,754	266
*	Sammaan Capital Ltd.	137,240	256
*	Sterlite Technologies Ltd.	45,252	255
	Dalmia Bharat Ltd.	13,862	255
[3]	Premier Energies Ltd.	22,669	253
	Bharti Hexacom Ltd.	15,963	251

		Shares	Market Value ($000)
	Gujarat Fluorochemicals Ltd.	6,540	250
	Apollo Tyres Ltd.	59,914	249
	Motilal Oswal Financial Services Ltd.	26,606	246
	ZF Commercial Vehicle Control Systems India Ltd.	1,577	243
[3]	Mindspace Business Parks REIT	49,117	239
	Berger Paints India Ltd.	45,068	238
	Aarti Industries Ltd.	47,378	237
	Himadri Speciality Chemical Ltd.	37,070	237
	KPIT Technologies Ltd.	28,466	232
	Amara Raja Energy & Mobility Ltd.	24,786	231
[3]	Endurance Technologies Ltd.	7,980	229
[3]	General Insurance Corp. of India	56,826	228
	Motherson Sumi Wiring India Ltd.	553,990	227
	KPR Mill Ltd.	22,053	224
*	AWL Agri Business Ltd.	110,958	224
	Tata Chemicals Ltd.	27,875	222
*	Poonawalla Fincorp Ltd.	55,233	222
*	Kaynes Technology India Ltd.	6,641	219
	Indian Renewable Energy Development Agency Ltd.	156,108	219
	Deepak Nitrite Ltd.	12,319	218
	Kajaria Ceramics Ltd.	19,189	217
*	Affle 3i Ltd.	13,944	215
	Asahi India Glass Ltd.	22,424	213
	Nuvama Wealth Management Ltd.	12,890	211
	Granules India Ltd.	25,705	209
*	Onesource Specialty Pharma Ltd.	10,833	208
	Atul Ltd.	2,874	207
[3]	Home First Finance Co. India Ltd.	18,503	207
	Escorts Kubota Ltd.	6,825	206
	Aptus Value Housing Finance India Ltd.	74,916	205
	Craftsman Automation Ltd.	2,148	205
	IIFL Finance Ltd.	41,448	204
	Kfin Technologies Ltd.	22,584	204
	Global Health Ltd.	16,154	202
	Tamilnad Mercantile Bank Ltd.	27,783	202
	TVS Holdings Ltd.	1,408	201
[3]	IRB InvIT Fund	314,236	200
	Firstsource Solutions Ltd.	70,756	196
	Sagility Ltd.	455,006	196
	NBCC India Ltd.	182,813	193
	Piramal Pharma Ltd.	105,782	192
	City Union Bank Ltd.	70,998	191
	Aditya Birla Sun Life Asset Management Co. Ltd.	16,961	190
	Honeywell Automation India Ltd.	503	188
	Housing & Urban Development Corp. Ltd.	87,323	187
	Force Motors Ltd.	902	185
*	Ola Electric Mobility Ltd.	418,841	183
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,265	182
	Sundram Fasteners Ltd.	19,854	180
	Elgi Equipments Ltd.	29,769	180
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	176
	Syrma SGS Technology Ltd.	15,155	174
	Vijaya Diagnostic Centre Ltd.	12,533	173
*	Medplus Health Services Ltd.	18,276	172
[3]	PowerGrid Infrastructure Investment Trust	176,352	172
	Natco Pharma Ltd.	15,901	170
	LMW Ltd.	1,009	167
	Brigade Enterprises Ltd.	24,310	167
	IRB Infrastructure Developers Ltd.	742,558	166
	Triveni Turbine Ltd.	21,220	166
	Rainbow Children's Medicare Ltd.	11,469	166
	PG Electroplast Ltd.	32,632	166
*	Bajaj Housing Finance Ltd.	185,859	166
*	Inox Wind Ltd.	168,477	165
*	Cartrade Tech Ltd.	9,041	165
*	Inventurus Knowledge Solutions Ltd.	9,364	165
	Anant Raj Ltd.	29,696	161
	Five-Star Business Finance Ltd.	34,358	161
	Zee Entertainment Enterprises Ltd.	162,209	159
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29,928	159

		Shares	Market Value ($000)
[3]	Metropolis Healthcare Ltd.	27,112	158
[3]	Syngene International Ltd.	32,973	153
	Voltamp Transformers Ltd.	1,532	153
	Grindwell Norton Ltd.	7,784	151
	CRISIL Ltd.	3,614	150
*	Go Digit General Insurance Ltd.	46,378	149
	Shaily Engineering Plastics Ltd.	4,702	148
	RR Kabel Ltd.	6,800	147
	Gabriel India Ltd.	12,739	147
	Whirlpool of India Ltd.	16,896	146
	Emami Ltd.	34,857	146
	UTI Asset Management Co. Ltd.	14,665	145
	Finolex Cables Ltd.	11,998	144
*	Authum Investment & Infrastucture Ltd.	28,499	144
[3]	Paradeep Phosphates Ltd.	107,649	143
	Jubilant Ingrevia Ltd.	20,702	141
	Chambal Fertilisers & Chemicals Ltd.	28,577	140
*	CreditAccess Grameen Ltd.	10,221	140
*	Schneider Electric Infrastructure Ltd.	10,147	140
*	Aadhar Housing Finance Ltd.	27,800	140
*	Gravita India Ltd.	8,267	140
	CCL Products India Ltd.	12,568	139
	Capri Global Capital Ltd.	66,300	138
	Netweb Technologies India Ltd.	2,811	138
	Zydus Wellness Ltd.	25,933	138
	Can Fin Homes Ltd.	15,638	137
	Procter & Gamble Health Ltd.	2,139	136
	Arvind Ltd.	27,116	135
*,3	Ujjivan Small Finance Bank Ltd.	236,169	135
	JSW Dulux Ltd.	3,999	133
	Ceat Ltd.	3,877	132
	Godawari Power & Ispat Ltd.	43,678	132
	Strides Pharma Science Ltd.	10,999	129
	VA Tech Wabag Ltd.	8,055	129
*	SBFC Finance Ltd.	129,819	129
*	PVR Inox Ltd.	12,518	127
	JK Tyre & Industries Ltd.	29,422	126
	Shyam Metalics & Energy Ltd.	12,282	126
[3]	Tejas Networks Ltd.	22,704	124
	Sobha Ltd.	8,229	123
	eClerx Services Ltd.	7,774	123
	KEC International Ltd.	23,374	123
	Jubilant Pharmova Ltd.	11,646	122
	Sumitomo Chemical India Ltd.	23,061	122
	Time Technoplast Ltd.	65,605	121
	Aditya Birla Real Estate Ltd.	9,118	119
	Bikaji Foods International Ltd.	17,353	119
	Edelweiss Financial Services Ltd.	99,055	118
	Balrampur Chini Mills Ltd.	21,686	117
	Gillette India Ltd.	1,378	116
*	Cohance Lifesciences Ltd.	25,598	116
*	Nazara Technologies Ltd.	39,584	116
[3]	Eris Lifesciences Ltd.	7,825	115
	Vardhman Textiles Ltd.	18,985	115
	Metro Brands Ltd.	10,677	115
	Pricol Ltd.	19,488	115
*	Aavas Financiers Ltd.	8,103	114
*,3	Lemon Tree Hotels Ltd.	95,313	114
	Chalet Hotels Ltd.	13,805	114
	South Indian Bank Ltd.	255,395	111
	EIH Ltd.	35,540	111
[3]	Indian Energy Exchange Ltd.	81,790	111
	Bayer CropScience Ltd.	2,304	110
*	Bajaj Consumer Care Ltd.	18,816	109
	Sanofi India Ltd.	3,312	108
	Zensar Technologies Ltd.	20,622	107
	Afcons Infrastructure Ltd.	30,021	107
	Shriram Pistons & Rings Ltd.	3,007	107
	V-Guard Industries Ltd.	32,871	106
[3]	IndiaMart InterMesh Ltd.	4,968	105

		Shares	Market Value ($000)
*	Honasa Consumer Ltd.	24,651	105
	Intellect Design Arena Ltd.	13,756	104
	Karnataka Bank Ltd.	36,222	103
	Jammu & Kashmir Bank Ltd.	69,532	103
*	Eureka Forbes Ltd.	22,248	103
	Techno Electric & Engineering Co. Ltd.	8,977	102
	LT Foods Ltd.	24,621	102
	Graphite India Ltd.	13,217	101
	Garware Hi-Tech Films Ltd.	1,568	101
*	Jyoti CNC Automation Ltd.	16,026	101
	Jupiter Life Line Hospitals Ltd.	7,090	99
	JM Financial Ltd.	71,695	98
*	Devyani International Ltd.	80,824	98
	SJVN Ltd.	123,718	98
*	Borosil Renewables Ltd.	18,281	96
	Mahindra Lifespace Developers Ltd.	27,307	96
	Finolex Industries Ltd.	48,299	95
*	IFCI Ltd.	130,566	94
	Marksans Pharma Ltd.	36,440	94
	Cemindia Projects Ltd.	8,374	94
*	BrainBees Solutions Ltd.	39,694	94
	CIE Automotive India Ltd.	19,896	93
	Ramkrishna Forgings Ltd.	15,246	91
	Century Plyboards India Ltd.	11,074	90
*	NMDC Steel Ltd.	192,559	90
	Swan Corp. Ltd.	26,077	90
	Happiest Minds Technologies Ltd.	22,625	89
*	Godrej Industries Ltd.	7,586	88
	Poly Medicure Ltd.	6,152	87
*,3	Equitas Small Finance Bank Ltd.	117,793	87
	Shilpa Medicare Ltd.	16,518	87
*	Tbo Tek Ltd.	6,754	87
	Tega Industries Ltd.	4,692	87
*	Rategain Travel Technologies Ltd.	10,956	86
	Sudarshan Chemical Industries Ltd.	8,735	86
	Bata India Ltd.	12,060	85
	AstraZeneca Pharma India Ltd.	940	85
	Sonata Software Ltd.	30,435	85
	Supreme Petrochem Ltd.	12,053	85
*	Le Travenues Technology Ltd.	47,193	84
	PTC India Ltd.	42,916	83
	Gujarat Pipavav Port Ltd.	50,252	83
	Olectra Greentech Ltd.	6,685	83
	CMS Info Systems Ltd.	25,646	82
	Elecon Engineering Co. Ltd.	15,333	82
	Minda Corp. Ltd.	12,445	82
	Welspun Living Ltd.	55,642	81
*	Tata Teleservices Maharashtra Ltd.	179,772	81
	Prudent Corporate Advisory Services Ltd.	2,839	81
*	Indian Overseas Bank	223,855	79
*	Gokaldas Exports Ltd.	10,847	79
	Caplin Point Laboratories Ltd.	3,703	79
*	India Cements Ltd.	19,426	78
	IDBI Bank Ltd.	100,582	78
	Jyothy Labs Ltd.	36,119	78
	Vesuvius India Ltd.	15,938	78
	Care Ratings Ltd.	4,496	77
	Clean Science & Technology Ltd.	9,148	77
*	Sapphire Foods India Ltd.	40,718	77
	Maharashtra Scooters Ltd.	570	77
	Alembic Pharmaceuticals Ltd.	9,875	76
	Kaveri Seed Co. Ltd.	8,322	76
	JK Lakshmi Cement Ltd.	12,222	76
	BASF India Ltd.	2,087	75
	Central Bank of India Ltd.	227,947	74
	IIFL Capital Services Ltd.	20,617	74
*	Sanofi Consumer Healthcare India Ltd.	1,538	74
[3]	KPI Green Energy Ltd.	16,531	73
	DCM Shriram Ltd.	6,563	72
	Aarti Pharmalabs Ltd.	10,783	72

		Shares	Market Value ($000)
	Sun TV Network Ltd.	13,364	71
	Doms Industries Ltd.	3,075	71
*	Embassy Developments Ltd.	109,715	70
	SKF India Ltd.	4,051	70
*	TeamLease Services Ltd.	4,720	69
[3]	New India Assurance Co. Ltd.	41,672	69
*	Websol Energy System Ltd.	60,310	69
*	Aditya Birla Fashion & Retail Ltd.	99,633	68
*	Alok Industries Ltd.	504,977	68
	Fine Organic Industries Ltd.	1,380	67
*	Jupiter Wagons Ltd.	21,508	66
	Action Construction Equipment Ltd.	7,077	66
	Arvind Fashions Ltd.	13,438	65
*	Transformers & Rectifiers India Ltd.	19,212	65
	DCB Bank Ltd.	34,932	64
	Tanla Platforms Ltd.	11,484	63
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	63
	Rain Industries Ltd.	31,205	62
[3]	Godrej Agrovet Ltd.	10,211	62
	Vinati Organics Ltd.	4,540	62
	EPL Ltd.	27,302	61
	Safari Industries India Ltd.	3,864	61
	Genus Power Infrastructures Ltd.	18,537	61
	Suprajit Engineering Ltd.	11,965	58
	Westlife Foodworld Ltd.	11,967	57
*	Just Dial Ltd.	10,065	56
	Route Mobile Ltd.	10,373	56
	Garware Technical Fibres Ltd.	8,057	56
*	Archean Chemical Industries Ltd.	10,131	56
	RITES Ltd.	26,289	56
*	SignatureGlobal India Ltd.	6,286	56
	Shakti Pumps India Ltd.	9,941	55
	Triveni Engineering & Industries Ltd.	13,964	55
	Concord Biotech Ltd.	4,855	54
	Bombay Burmah Trading Co.	3,378	53
*	Nuvoco Vistas Corp. Ltd.	14,469	53
	Blue Dart Express Ltd.	1,046	52
	KRBL Ltd.	14,242	52
*	V-Mart Retail Ltd.	7,392	52
	Alkyl Amines Chemicals	2,943	51
	BLS International Services Ltd.	18,726	51
	JBM Auto Ltd.	7,860	51
	Mastek Ltd.	2,925	50
*	Restaurant Brands Asia Ltd.	68,950	50
	Cera Sanitaryware Ltd.	854	50
	Paisalo Digital Ltd.	91,590	50
	Saregama India Ltd.	11,090	49
	JK Paper Ltd.	12,236	48
	Mrs Bectors Food Specialities Ltd.	26,640	48
	Trident Ltd.	187,460	47
	ION Exchange India Ltd.	12,312	47
	Railtel Corp. of India Ltd.	14,223	47
*	Valor Estate Ltd.	37,366	47
	Orient Electric Ltd.	23,155	46
	PNC Infratech Ltd.	21,196	46
	Balaji Amines Ltd.	2,333	44
*	VIP Industries Ltd.	14,063	44
	Electrosteel Castings Ltd.	53,872	44
	Gateway Distriparks Ltd.	72,920	43
	Vedant Fashions Ltd.	9,932	43
	Rhi Magnesita India Ltd.	10,072	43
	Newgen Software Technologies Ltd.	9,279	43
*	Sterling & Wilson Renewable	21,526	43
	ISGEC Heavy Engineering Ltd.	4,401	43
	Relaxo Footwears Ltd.	11,513	42
	Rallis India Ltd.	16,583	42
*	Sun Pharma Advanced Research Co. Ltd.	18,416	41
*	TVS Supply Chain Solutions Ltd.	31,467	39
*	AvenuesAI Ltd.	261,334	38
	NOCIL Ltd.	20,920	37

		Shares	Market Value ($000)
	AurionPro Solutions Ltd.	4,415	37
	Texmaco Rail & Engineering Ltd.	33,832	37
*	Network18 Media & Investments Ltd.	112,065	37
	TTK Prestige Ltd.	6,400	36
*	Sheela Foam Ltd.	5,702	36
	G R Infraprojects Ltd.	3,796	36
*	Raymond Ltd.	6,055	34
*	Raymond Lifestyle Ltd.	4,580	34
	Anup Engineering Ltd.	1,748	34
	KNR Constructions Ltd.	24,359	33
	Polyplex Corp. Ltd.	3,353	33
	Cello World Ltd.	8,481	33
*	Zaggle Prepaid Ocean Services Ltd.	15,081	33
	Bajaj Electricals Ltd.	9,251	31
	Pfizer Ltd.	627	30
	GMM Pfaudler Ltd.	3,738	30
	Galaxy Surfactants Ltd.	1,566	30
	Campus Activewear Ltd.	11,285	30
	NIIT Learning Systems Ltd.	13,096	29
*	Rajesh Exports Ltd.	22,367	28
*	Ashoka Buildcon Ltd.	20,729	27
*	Chemplast Sanmar Ltd.	11,255	26
	Thomas Cook India Ltd.	26,428	25
	Symphony Ltd.	3,473	25
	Vaibhav Global Ltd.	10,869	25
	Orient Cement Ltd.	16,763	25
*	Jai Balaji Industries Ltd.	33,135	25
[3]	Quess Corp. Ltd.	10,991	24
*,2	Allcargo Worldwide Ltd.	43,908	11
*	Allcargo Logistics Ltd.	43,908	4
*	Genus Prime Infra Ltd.	3,089	1
			250,966
Indonesia (0.2%)
	Bank Central Asia Tbk. PT	9,897,016	3,163
	Bank Rakyat Indonesia Persero Tbk. PT	13,287,696	2,195
	Bank Mandiri Persero Tbk. PT	8,862,540	2,024
	Telkom Indonesia Persero Tbk. PT	8,756,300	1,474
	Bank Negara Indonesia Persero Tbk. PT	2,456,100	508
*	Barito Pacific Tbk. PT	4,173,061	452
*	Amman Mineral Internasional PT	2,416,100	447
*	GoTo Gojek Tokopedia Tbk. PT Class A	149,875,200	420
*	Merdeka Copper Gold Tbk. PT	2,500,700	363
*	Bumi Resources Minerals Tbk. PT	10,498,500	349
	Indofood Sukses Makmur Tbk. PT	854,600	331
	Charoen Pokphand Indonesia Tbk. PT	1,367,300	327
	Sumber Alfaria Trijaya Tbk. PT	3,936,300	253
	Indah Kiat Pulp & Paper Tbk. PT	444,000	191
	Indofood CBP Sukses Makmur Tbk. PT	431,200	171
	Kalbe Farma Tbk. PT	3,724,200	161
	XLSMART Telecom Sejahtera Tbk. PT	837,150	133
	Indosat Tbk. PT	996,500	121
*	Bank Jago Tbk. PT	1,827,500	121
	Mitra Adiperkasa Tbk. PT	1,407,500	118
*	Vale Indonesia Tbk. PT	435,853	115
	Trimegah Bangun Persada Tbk. PT	2,281,093	113
	Elang Mahkota Teknologi Tbk. PT	3,000,500	103
	Japfa Comfeed Indonesia Tbk. PT	728,500	100
	Unilever Indonesia Tbk. PT	1,013,300	97
	Sarana Menara Nusantara Tbk. PT	4,248,300	90
	Dayamitra Telekomunikasi PT	3,106,300	90
	Mitra Keluarga Karyasehat Tbk. PT	937,800	85
	BFI Finance Indonesia Tbk. PT	2,211,900	85
	Medikaloka Hermina Tbk. PT	1,541,500	81
*	Bukalapak.com PT Tbk.	11,365,500	78
	Cisarua Mountain Dairy PT Tbk.	286,700	78
	Bank Syariah Indonesia Persero Tbk. PT	612,200	68
	Mayora Indah Tbk. PT	635,500	65
*	Bank Neo Commerce Tbk. PT	4,439,138	65
	Bank BTPN Syariah Tbk. PT	1,136,200	59

		Shares	Market Value ($000)
	Ciputra Development Tbk. PT	1,616,400	58
*	Jasa Marga Persero Tbk. PT	344,300	58
	Map Aktif Adiperkasa PT	1,628,800	58
	Indocement Tunggal Prakarsa Tbk. PT	205,200	56
*	Bank Tabungan Negara Persero Tbk. PT	659,148	47
	Pakuwon Jati Tbk. PT	2,817,300	46
	Avia Avian Tbk. PT	2,084,900	41
*	MNC Digital Entertainment Tbk. PT	1,605,000	37
	PT Tower Bersama Infrastructure Tbk.	418,292	36
	Bank Pan Indonesia Tbk. PT	624,100	33
	Summarecon Agung Tbk. PT	2,027,206	32
*	Bumi Serpong Damai Tbk. PT	826,400	29
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	26
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	25
	Surya Citra Media Tbk. PT	1,876,100	24
*	Lippo Karawaci Tbk. PT	5,486,600	21
	MDS Retailing Tbk. PT	218,000	20
*	Panin Financial Tbk. PT	1,525,900	20
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	462,726	20
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	19
*	Media Nusantara Citra Tbk. PT	608,900	7
*	Siloam International Hospitals Tbk. PT	47,400	6
*,2	Waskita Karya Persero Tbk. PT	3,046,719	—
			15,413
Ireland (0.3%)
	AIB Group plc	429,367	5,053
	Bank of Ireland Group plc	193,669	3,935
	Kerry Group plc Class A	32,617	2,794
	Kingspan Group plc	30,353	2,774
	Ryanair Holdings plc	53,349	1,557
	Glanbia plc (XDUB)	38,528	937
	Cairn Homes plc	122,670	337
	Glanbia plc (XLON)	28	1
			17,388
Israel (0.9%)
	Bank Leumi Le-Israel BM	299,666	7,582
	Bank Hapoalim BM	267,480	6,858
*	Tower Semiconductor Ltd.	22,624	6,419
*	Nova Ltd.	6,134	3,191
	Phoenix Financial Ltd.	46,328	3,060
*	Enlight Renewable Energy Ltd.	25,982	2,784
	Israel Discount Bank Ltd. Class A	247,545	2,741
	Mizrahi Tefahot Bank Ltd.	30,762	2,357
	Bezeq The Israeli Telecommunication Corp. Ltd.	569,926	1,616
	Harel Insurance Investments & Financial Services Ltd.	23,539	1,488
	Clal Insurance Enterprises Holdings Ltd.	13,702	1,368
	Azrieli Group Ltd.	7,350	1,214
*	Nice Ltd.	12,574	1,135
	Tel Aviv Stock Exchange Ltd.	18,367	1,102
	Mega Or Holdings Ltd.	4,563	1,101
*	Camtek Ltd.	5,719	1,004
	ICL Group Ltd.	145,581	957
	First International Bank of Israel Ltd.	10,251	869
	Big Shopping Centers Ltd.	3,134	848
	Menora Mivtachim Holdings Ltd.	4,412	815
*	Doral Group Renewable Energy Resources Ltd.	20,800	763
*	OY Nofar Energy Ltd.	5,559	553
	Strauss Group Ltd.	12,461	535
	Meitav Investment House Ltd.	8,007	485
*	Fattal Holdings 1998 Ltd.	1,363	411
	Alony Hetz Properties & Investments Ltd.	32,227	408
	FIBI Holdings Ltd.	3,629	398
	Partner Communications Co. Ltd.	26,067	388
	Cellcom Israel Ltd.	25,514	332
	El Al Israel Airlines	65,961	315
	Reit 1 Ltd.	38,836	308
	Turpaz Industries Ltd.	11,405	303
	YH Dimri Construction & Development Ltd.	2,204	297
	Israel Canada T.R Ltd.	39,515	296

		Shares	Market Value ($000)
	Electra Ltd.	7,752	293
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,942	273
	Max Stock Ltd.	18,535	260
	Aura Investments Ltd.	37,934	250
	Hilan Ltd.	3,207	249
*	Nayax Ltd.	3,000	230
	Ashtrom Group Ltd.	8,267	214
	Inrom Construction Industries Ltd.	21,373	214
	Sella Capital Real Estate Ltd.	53,759	192
	IDI Insurance Co. Ltd.	2,250	179
	Fox Wizel Ltd.	1,612	179
	Isracard Ltd.	34,022	154
	Danel Adir Yeoshua Ltd.	911	152
*	Priortech Ltd.	1,398	147
	Blue Square Real Estate Ltd.	893	123
	Summit Real Estate Holdings Ltd.	6,698	120
	Delta Galil Ltd.	1,907	106
	Elco Ltd.	1,586	83
	G City Ltd.	17,504	79
*	Perion Network Ltd.	9,141	76
*	Orion Retail Properties Ltd.	2,116	2
			57,876
Italy (1.8%)
	UniCredit SpA	304,358	26,269
	Intesa Sanpaolo SpA	3,091,894	20,895
	STMicroelectronics NV	129,907	8,911
	Generali	195,039	8,784
	Ferrari NV	24,034	8,258
	Banco BPM SpA	297,606	4,676
	Banca Monte dei Paschi di Siena SpA	420,293	4,520
	BPER Banca SpA	309,519	4,190
	Terna - Rete Elettrica Nazionale	278,513	3,200
	FinecoBank Banca Fineco SpA	122,947	3,000
	Moncler SpA	45,641	2,959
*,1	Telecom Italia SpA	3,441,758	2,924
*	Stellantis NV	359,379	2,868
[3]	Poste Italiane SpA	90,709	2,679
	Unipol Assicurazioni SpA	76,451	1,890
	Recordati Industria Chimica e Farmaceutica SpA	21,889	1,314
*	Technoprobe SpA	28,324	1,062
	Banca Mediolanum SpA	43,459	1,003
	Buzzi SpA	17,092	923
	Azimut Holding SpA	22,088	895
	Banca Generali SpA	11,002	701
	Interpump Group SpA	16,349	683
	Brunello Cucinelli SpA	7,041	675
	De' Longhi SpA	14,527	603
[3]	Pirelli & C SpA	79,824	587
*	Stellantis NV (XPAR)	73,590	585
	Reply SpA	4,532	544
[3]	Infrastrutture Wireless Italiane SpA	62,431	486
[3]	Technogym SpA	23,301	484
	Mediobanca Banca di Credito Finanziario SpA	18,492	478
	Danieli & C Officine Meccaniche SpA Saving Shares	6,714	391
[3]	Nexi SpA	88,765	363
	Brembo NV	25,716	350
	Amplifon SpA	26,708	335
[1]	DiaSorin SpA	4,262	330
[3]	Carel Industries SpA	8,805	319
[3]	Enav SpA	45,370	285
	ERG SpA	10,231	274
[1]	Webuild SpA	88,919	255
	Credito Emiliano SpA	12,959	233
	Tamburi Investment Partners SpA	19,274	202
	Danieli & C Officine Meccaniche SpA	2,329	200
	Sesa SpA	1,508	170
	Banca IFIS SpA	6,968	165
	Cementir Holding NV	9,119	155
[1]	MFE-MediaForEurope NV Class A	43,291	153

		Shares	Market Value ($000)
	El.En. SpA	7,843	146
	Intercos SpA	9,227	132
*	Salvatore Ferragamo SpA	11,559	127
	Italmobiliare SpA	3,700	122
	Sanlorenzo SpA	2,560	111
*,1,3	BFF Bank SpA	33,116	109
[3]	RAI Way SpA	15,922	105
	Moltiply Group SpA	2,663	97
	MFE-MediaForEurope NV Class B	17,878	78
*,3	GVS SpA	14,805	74
	Arnoldo Mondadori Editore SpA	28,394	69
[1]	Piaggio & C SpA	33,025	67
	Ariston Holding NV	16,012	62
	Zignago Vetro SpA	5,908	51
[3]	Anima Holding SpA	5,526	46
*,1	Juventus Football Club SpA	18,594	44
	Rizzoli Corriere Della Sera Mediagroup SpA	37,711	40
	MARR SpA	4,699	39
	Alerion Cleanpower SpA	837	24
[1]	Tinexta SpA	1,030	19
			122,788
Japan (15.8%)
	Mitsubishi UFJ Financial Group Inc.	2,215,900	41,645
	Toyota Motor Corp.	2,141,800	40,518
	SoftBank Group Corp.	789,800	37,154
	Tokyo Electron Ltd.	89,300	29,949
	Sumitomo Mitsui Financial Group Inc.	736,500	26,862
	Sony Group Corp.	1,212,500	26,154
	Advantest Corp.	146,100	23,887
	Mizuho Financial Group Inc.	483,620	21,737
	Murata Manufacturing Co. Ltd.	330,800	20,835
	Keyence Corp.	37,800	18,996
	Fast Retailing Co. Ltd.	35,600	18,449
	Shin-Etsu Chemical Co. Ltd.	373,800	18,145
	Recruit Holdings Co. Ltd.	266,849	17,844
	Tokio Marine Holdings Inc.	363,400	16,137
*	Kioxia Holdings Corp.	37,000	15,236
	Sumitomo Electric Industries Ltd.	152,100	11,732
	Hoya Corp.	67,000	11,378
	Panasonic Holdings Corp.	452,300	10,450
	Takeda Pharmaceutical Co. Ltd.	318,557	10,169
	TDK Corp.	381,000	9,869
	Fujikura Ltd.	327,300	9,754
	KDDI Corp.	558,200	9,596
	Nintendo Co. Ltd.	208,400	9,326
	FANUC Corp.	188,300	9,251
	Renesas Electronics Corp.	327,777	9,125
	SoftBank Corp.	5,699,030	7,700
	Fujitsu Ltd.	343,200	7,310
	Disco Corp.	17,600	7,181
	Ibiden Co. Ltd.	49,800	7,160
	Daiichi Life Group Inc.	695,700	7,109
	Japan Post Bank Co. Ltd.	360,618	6,950
	Honda Motor Co. Ltd.	750,800	6,747
	MS&AD Insurance Group Holdings Inc.	245,400	6,567
	Otsuka Holdings Co. Ltd.	88,700	6,517
	NEC Corp.	250,000	6,480
	Chugai Pharmaceutical Co. Ltd.	129,500	6,405
	Sompo Holdings Inc.	172,800	6,385
	Daiichi Sankyo Co. Ltd.	372,000	6,261
	Ajinomoto Co. Inc.	188,500	6,091
	Kyocera Corp.	258,600	5,654
	Resona Holdings Inc.	440,250	5,620
	Mitsubishi Estate Co. Ltd.	218,200	5,513
	NTT Inc.	5,491,800	5,153
	Astellas Pharma Inc.	358,500	5,106
	FUJIFILM Holdings Corp.	239,600	4,981
	Mitsui Fudosan Co. Ltd.	517,900	4,958
	SMC Corp.	11,200	4,871

	Shares	Market Value ($000)
Seven & i Holdings Co. Ltd.	416,100	4,849
Bridgestone Corp.	223,200	4,804
Nomura Holdings Inc.	589,600	4,752
Furukawa Electric Co. Ltd.	13,800	4,497
East Japan Railway Co.	211,000	4,494
Sumitomo Mitsui Trust Group Inc.	130,300	4,488
Canon Inc.	167,500	4,455
Suzuki Motor Corp.	355,100	4,398
Aeon Co. Ltd.	498,420	4,363
Terumo Corp.	289,700	4,356
Denso Corp.	360,000	4,283
Japan Post Holdings Co. Ltd.	328,867	4,265
Resonac Holdings Corp.	35,967	4,228
Asics Corp.	133,300	4,049
Lasertec Corp.	15,500	3,919
Central Japan Railway Co.	170,700	3,734
Kao Corp.	90,400	3,462
Kubota Corp.	190,100	3,378
Daifuku Co. Ltd.	69,900	3,195
Secom Co. Ltd.	79,200	3,157
Daiwa House Industry Co. Ltd.	115,400	3,138
Sumitomo Realty & Development Co. Ltd.	131,400	3,065
Oriental Land Co. Ltd.	212,700	3,059
Asahi Kasei Corp.	253,600	2,845
Shionogi & Co. Ltd.	151,100	2,842
Nomura Research Institute Ltd.	83,400	2,672
Bandai Namco Holdings Inc.	115,000	2,623
Nitto Denko Corp.	136,600	2,560
Niterra Co. Ltd.	39,800	2,538
Sekisui House Ltd.	119,500	2,509
Daiwa Securities Group Inc.	266,200	2,506
Japan Exchange Group Inc.	204,800	2,502
SCREEN Holdings Co. Ltd.	35,200	2,455
Kokusai Electric Corp.	47,000	2,418
T&D Holdings Inc.	91,400	2,404
Olympus Corp.	214,500	2,403
Taiyo Yuden Co. Ltd.	25,200	2,338
Ryohin Keikaku Co. Ltd.	95,600	2,335
Yaskawa Electric Corp.	50,800	2,291
MINEBEA MITSUMI Inc.	77,800	2,228
Rohm Co. Ltd.	64,500	2,208
Yokohama Financial Group Inc.	213,100	2,172
Toray Industries Inc.	283,800	2,122
Pan Pacific International Holdings Corp.	384,000	2,110
Mitsubishi Chemical Group Corp.	281,100	2,020
SBI Holdings Inc.	108,900	1,992
Chiba Bank Ltd.	130,100	1,902
SUMCO Corp.	69,900	1,753
Makita Corp.	49,200	1,708
Obic Co. Ltd.	66,500	1,676
Shizuoka Financial Group Inc.	92,700	1,673
Shimano Inc.	15,200	1,573
Isuzu Motors Ltd.	105,900	1,556
Mebuki Financial Group Inc.	183,700	1,536
Yamaha Motor Co. Ltd.	186,100	1,531
Aisin Corp.	100,100	1,517
Nippon Express Holdings Inc.	45,700	1,508
Fukuoka Financial Group Inc.	36,500	1,504
Nippon Sanso Holdings Corp.	38,500	1,492
West Japan Railway Co.	90,102	1,486
Omron Corp.	39,100	1,417
Unicharm Corp.	236,500	1,407
TOTO Ltd.	29,100	1,400
Tokyo Ohka Kogyo Co. Ltd.	20,200	1,396
Shiseido Co. Ltd.	78,800	1,389
LY Corp.	531,400	1,380
Mitsubishi HC Capital Inc.	168,660	1,379
TOPPAN Holdings Inc.	48,000	1,375
Kyoto Financial Group Inc.	49,400	1,374
Dai Nippon Printing Co. Ltd.	78,600	1,367

		Shares	Market Value ($000)
	Hankyu Hanshin Holdings Inc.	46,200	1,358
*	Rakuten Group Inc.	290,100	1,356
	Nitori Holdings Co. Ltd.	81,600	1,340
	Isetan Mitsukoshi Holdings Ltd.	62,700	1,336
	Eisai Co. Ltd.	53,600	1,333
	Nippon Building Fund Inc.	1,624	1,299
	MISUMI Group Inc.	55,000	1,299
	Capcom Co. Ltd.	68,300	1,293
	Kikkoman Corp.	146,000	1,274
	Nippon Paint Holdings Co. Ltd.	189,713	1,258
	MEIJI Holdings Co. Ltd.	51,700	1,221
	Toyo Suisan Kaisha Ltd.	17,400	1,220
	Ono Pharmaceutical Co. Ltd.	81,200	1,218
	Hachijuni Nagano Bank Ltd.	81,500	1,190
	Amada Co. Ltd.	62,500	1,179
	Daito Trust Construction Co. Ltd.	58,900	1,170
	Kurita Water Industries Ltd.	21,100	1,159
	Nissan Chemical Corp.	24,300	1,144
	Brother Industries Ltd.	47,800	1,125
	Yokohama Rubber Co. Ltd.	24,800	1,118
	Sekisui Chemical Co. Ltd.	77,700	1,117
*	Nissan Motor Co. Ltd.	434,572	1,081
	Hulic Co. Ltd.	101,070	1,078
	Seiko Epson Corp.	58,400	1,074
[1]	Sanrio Co. Ltd.	196,500	1,057
	Tokyu Fudosan Holdings Corp.	127,300	1,053
	Azbil Corp.	100,000	1,044
	Mitsui Chemicals Inc.	75,800	1,036
	Hamamatsu Photonics KK	57,200	1,028
	BayCurrent Inc.	28,900	1,022
	Asahi Intecc Co. Ltd.	43,100	1,018
	THK Co. Ltd.	21,100	1,011
	Sony Financial Group Inc.	1,143,900	1,005
	Japan Real Estate Investment Corp.	1,389	996
	MatsukiyoCocokara & Co.	69,200	988
	Gunma Bank Ltd.	68,600	975
	Tokyu Corp.	97,000	973
	Trend Micro Inc.	25,600	970
	Tosoh Corp.	55,600	959
	Japan Post Insurance Co. Ltd.	106,617	956
	Japan Metropolitan Fund Investment Corp.	1,347	951
	Meiko Electronics Co. Ltd.	3,900	942
	Kintetsu Group Holdings Co. Ltd.	40,700	916
	USS Co. Ltd.	82,700	914
	TIS Inc.	42,900	914
	Square Enix Holdings Co. Ltd.	56,200	903
	Iyogin Holdings Inc.	46,600	894
	Haseko Corp.	52,300	890
	Hirose Electric Co. Ltd.	5,000	885
	Sanwa Holdings Corp.	38,800	885
	Nitto Boseki Co. Ltd.	6,200	883
	Mazda Motor Corp.	121,200	866
	77 Bank Ltd.	43,500	862
	Mitsubishi Materials Corp.	26,400	855
	Tokyo Tatemono Co. Ltd.	41,500	851
	Nexon Co. Ltd.	60,500	850
	Hokuhoku Financial Group Inc.	20,900	848
	Toho Co. Ltd.	108,300	835
	Yakult Honsha Co. Ltd.	49,676	834
	Otsuka Corp.	45,800	832
	McDonald's Holdings Co. Japan Ltd.	16,700	816
	COMSYS Holdings Corp.	23,800	811
	Tokyo Seimitsu Co. Ltd.	7,400	806
	GS Yuasa Corp.	19,400	798
	Sysmex Corp.	91,300	798
	SKY Perfect JSAT Corp.	28,400	796
	Dexerials Corp.	31,400	795
	Sumitomo Forestry Co. Ltd.	96,900	794
	Fuji Corp.	16,000	794
	Maruwa Co. Ltd.	1,700	793

		Shares	Market Value ($000)
	Nomura Real Estate Master Fund Inc.	825	790
	Nippon Prologis REIT Inc.	1,469	786
	Hikari Tsushin Inc.	3,400	780
	Santen Pharmaceutical Co. Ltd.	64,900	780
*	Dentsu Group Inc.	41,200	776
	Anritsu Corp.	27,100	774
	NSK Ltd.	96,100	753
	GLP J-REIT	889	746
	Kyowa Kirin Co. Ltd.	47,400	745
	Open House Group Co. Ltd.	13,700	743
	NH Foods Ltd.	19,300	738
	SG Holdings Co. Ltd.	81,134	738
	KDX Realty Investment Corp.	740	738
	Oji Holdings Corp.	149,500	734
	Nissin Foods Holdings Co. Ltd.	43,300	726
	Air Water Inc.	44,100	719
	Dowa Holdings Co. Ltd.	11,100	718
	M3 Inc.	80,400	717
	EXEO Group Inc.	39,700	708
	Medipal Holdings Corp.	40,900	705
	NHK Spring Co. Ltd.	31,300	704
	Nabtesco Corp.	20,300	702
	Nishi-Nippon Financial Holdings Inc.	28,200	700
	CyberAgent Inc.	86,100	699
	Hoshizaki Corp.	21,000	694
[1]	Nikkon Holdings Co. Ltd.	18,500	689
	Nikon Corp.	59,300	687
	UACJ Corp.	32,400	676
	Citizen Watch Co. Ltd.	46,400	675
	Rohto Pharmaceutical Co. Ltd.	45,000	672
	Kuraray Co. Ltd.	64,500	664
	Invincible Investment Corp.	1,723	663
	Suntory Beverage & Food Ltd.	24,500	662
	Odakyu Electric Railway Co. Ltd.	64,100	651
	Nomura Real Estate Holdings Inc.	112,800	644
	Daiwa House REIT Investment Corp.	846	640
	Taiheiyo Cement Corp.	22,500	638
	Orix JREIT Inc.	1,054	636
	Takasago Thermal Engineering Co. Ltd.	21,500	636
	United Urban Investment Corp.	623	634
	Tobu Railway Co. Ltd.	36,200	632
	JTEKT Corp.	46,400	631
	Koito Manufacturing Co. Ltd.	35,900	630
	Takashimaya Co. Ltd.	50,400	630
	Hirogin Holdings Inc.	49,700	630
	Kyushu Railway Co.	28,400	628
	Kyushu Financial Group Inc.	71,700	623
	Marui Group Co. Ltd.	36,000	617
	Keisei Electric Railway Co. Ltd.	89,900	616
	J Front Retailing Co. Ltd.	44,400	606
	Ulvac Inc.	10,100	603
	Yamaha Corp.	83,100	603
	Persol Holdings Co. Ltd.	394,900	601
	Lixil Corp.	56,500	598
	Yamato Holdings Co. Ltd.	52,300	597
*	Mercari Inc.	22,400	595
	Toyoda Gosei Co. Ltd.	19,600	594
	Harmonic Drive Systems Inc.	12,100	592
	Micronics Japan Co. Ltd.	6,400	591
	Credit Saison Co. Ltd.	22,600	581
[1]	MonotaRO Co. Ltd.	48,900	578
	Kakaku.com Inc.	27,400	575
	Mitsubishi Logistics Corp.	60,600	571
	Yamaguchi Financial Group Inc.	33,100	569
	Nagase & Co. Ltd.	80,000	565
	Nisshin Seifun Group Inc.	45,800	565
	Seibu Holdings Inc.	31,900	565
	Socionext Inc.	33,900	560
	Daishi Hokuetsu Financial Group Inc.	43,800	556
	Kraftia Corp.	9,500	554

		Shares	Market Value ($000)
	Macnica Holdings Inc.	28,200	551
	Meidensha Corp.	8,700	549
	ANA Holdings Inc.	29,241	548
	Japan Hotel REIT Investment Corp.	1,139	548
	Toyo Seikan Group Holdings Ltd.	22,400	547
	Shimamura Co. Ltd.	26,400	546
	INFRONEER Holdings Inc.	35,408	543
	Hyakugo Bank Ltd.	45,100	541
	DMG Mori Co. Ltd.	25,000	539
	Tsuruha Holdings Inc.	43,350	536
	Chugin Financial Group Inc.	28,400	533
	Nippon Electric Glass Co. Ltd.	12,900	529
	Yamato Kogyo Co. Ltd.	7,100	526
	Japan Airlines Co. Ltd.	30,723	526
	Toyo Tire Corp.	21,900	521
	SWCC Corp.	5,600	521
*	Rakuten Bank Ltd.	17,800	520
	Kanematsu Corp.	38,300	518
	Organo Corp.	5,100	511
	Shiga Bank Ltd.	40,500	510
	ZOZO Inc.	81,600	509
	ADEKA Corp.	18,800	505
	GMO Payment Gateway Inc.	9,100	501
	CKD Corp.	12,200	501
	Mitsui E&S Co. Ltd.	17,900	500
	Tokyo Metro Co. Ltd.	54,500	500
	Advance Residence Investment Corp.	516	499
	Zenkoku Hosho Co. Ltd.	26,700	498
	Rorze Corp.	20,000	493
	Yamazaki Baking Co. Ltd.	25,000	490
	Tokyo Century Corp.	32,900	488
	Kansai Paint Co. Ltd.	31,500	485
	Kewpie Corp.	19,200	485
	Yamada Holdings Co. Ltd.	123,100	483
	Casio Computer Co. Ltd.	42,700	480
	Lion Corp.	47,300	480
	ALSOK Co. Ltd.	67,700	479
	Rinnai Corp.	22,500	479
	Musashi Seimitsu Industry Co. Ltd.	8,000	475
	Sankyu Inc.	8,400	473
	Alfresa Holdings Corp.	33,600	471
	Seiko Group Corp.	10,600	470
	DIC Corp.	15,500	469
	Tokai Carbon Co. Ltd.	41,700	465
	Stanley Electric Co. Ltd.	20,700	462
	Keio Corp.	99,500	461
	MIRAIT ONE Corp.	18,700	461
	Nisshinbo Holdings Inc.	30,300	458
	Tokyo Kiraboshi Financial Group Inc.	6,200	448
	Alps Alpine Co. Ltd.	32,800	447
	Sumitomo Bakelite Co. Ltd.	10,300	445
	Kamigumi Co. Ltd.	14,900	443
	Taiyo Holdings Co. Ltd.	14,200	442
	Denka Co. Ltd.	15,700	441
	Sumitomo Rubber Industries Ltd.	33,700	440
	Coca-Cola Bottlers Japan Holdings Inc.	19,800	439
	Nissui Corp.	52,800	439
	Kadokawa Corp.	21,644	433
	Internet Initiative Japan Inc.	22,100	430
	Nifco Inc.	15,100	428
	Kobe Bussan Co. Ltd.	25,000	425
	Jeol Ltd.	9,500	424
	Nagoya Railroad Co. Ltd.	37,500	423
*	Sumitomo Pharma Co. Ltd.	41,400	421
	Nichirei Corp.	36,800	421
	Morinaga Milk Industry Co. Ltd.	13,700	418
	Sekisui House REIT Inc.	811	417
[1]	Ferrotec Corp.	7,600	414
	BIPROGY Inc.	14,300	411
	San-In Godo Bank Ltd.	31,600	410

		Shares	Market Value ($000)
	North Pacific Bank Ltd.	66,600	408
	Japan Prime Realty Investment Corp.	681	407
	Japan Airport Terminal Co. Ltd.	13,400	406
	Shibaura Mechatronics Corp.	12,500	406
	NANKAI Co. Ltd.	22,900	401
	Industrial & Infrastructure Fund Investment Corp.	456	401
[1]	Rigaku Holdings Corp.	22,600	398
	Kaneka Corp.	11,400	395
	Hazama Ando Corp.	34,900	394
	Mitsui Fudosan Logistics Park Inc.	581	394
	Nippon Kayaku Co. Ltd.	29,400	393
	Ushio Inc.	15,000	391
	Keikyu Corp.	41,000	388
	Oki Electric Industry Co. Ltd.	17,400	388
	Tokuyama Corp.	12,100	387
	Keiyo Bank Ltd.	23,700	385
	NTN Corp.	133,600	380
	Teijin Ltd.	36,700	380
	Juroku Financial Group Inc.	28,500	379
*	Metaplanet Inc.	206,800	378
	Konica Minolta Inc.	98,600	377
	Rengo Co. Ltd.	41,200	377
	Iida Group Holdings Co. Ltd.	27,500	368
	Hanwa Co. Ltd.	31,000	368
	Daihen Corp.	3,700	368
	Suzuken Co. Ltd.	11,000	366
	Makino Milling Machine Co. Ltd.	4,400	366
	Suruga Bank Ltd.	25,000	364
	Canon Marketing Japan Inc.	16,200	362
	Miura Co. Ltd.	17,800	359
	Kokuyo Co. Ltd.	68,900	356
	Zeon Corp.	25,800	354
	Kobayashi Pharmaceutical Co. Ltd.	9,600	353
	Sanki Engineering Co. Ltd.	24,300	353
	Daicel Corp.	41,800	350
	Seino Holdings Co. Ltd.	20,400	349
*	Oracle Corp. Japan	6,400	347
	Musashino Bank Ltd.	22,800	347
	Fuso Chemical Co. Ltd.	12,900	345
	Keihan Holdings Co. Ltd.	17,100	343
	Taikisha Ltd.	12,200	342
	Ezaki Glico Co. Ltd.	9,900	338
	Activia Properties Inc.	411	338
	Sugi Holdings Co. Ltd.	19,500	337
	K's Holdings Corp.	25,200	332
	Mitsui-Soko Holdings Co. Ltd.	13,700	331
	Park24 Co. Ltd.	28,300	330
	Sinfonia Technology Co. Ltd.	3,800	328
	ABC-Mart Inc.	19,700	326
	Bank of Nagoya Ltd.	8,700	321
	Daiwabo Holdings Co. Ltd.	14,700	316
	Senko Group Holdings Co. Ltd.	26,300	315
	Aichi Financial Group Inc.	36,815	314
	Dai-Dan Co. Ltd.	18,800	312
	ARE Holdings Inc.	14,700	312
	Aozora Bank Ltd.	18,300	307
	Lintec Corp.	8,500	306
	Mabuchi Motor Co. Ltd.	31,400	306
	Mizuho Leasing Co. Ltd.	37,400	306
	Japan Elevator Service Holdings Co. Ltd.	27,800	306
	Tsugami Corp.	7,700	305
	Hakuhodo DY Holdings Inc.	43,200	303
	Tsubakimoto Chain Co.	17,900	303
	Resorttrust Inc.	28,300	302
	Japan Securities Finance Co. Ltd.	21,000	302
	Wacoal Holdings Corp.	10,400	301
	Toagosei Co. Ltd.	27,100	299
	LaSalle Logiport REIT	327	299
*,1	Money Forward Inc.	10,900	298
	Tomy Co. Ltd.	15,000	297

		Shares	Market Value ($000)
	Nipro Corp.	27,400	296
	Ogaki Kyoritsu Bank Ltd.	6,500	295
	Sundrug Co. Ltd.	12,900	294
	Kiyo Bank Ltd.	11,000	293
	Toho Holdings Co. Ltd.	11,100	293
	Nojima Corp.	32,400	292
[1]	Mitsubishi Motors Corp.	124,700	291
	Nanto Bank Ltd.	27,500	291
	Nippon Light Metal Holdings Co. Ltd.	14,590	290
	OSG Corp.	13,400	288
	Hyakujushi Bank Ltd.	18,400	288
	Nippon Shinyaku Co. Ltd.	10,900	287
	Kotobuki Spirits Co. Ltd.	21,900	287
	Japan Logistics Fund Inc.	496	286
	Tsumura & Co.	11,900	284
	Inaba Denki Sangyo Co. Ltd.	16,200	283
	Toho Bank Ltd.	59,700	282
	Tokai Tokyo Financial Holdings Inc.	64,400	281
	Union Tool Co.	2,000	276
	NOK Corp.	15,200	275
	Nihon Kohden Corp.	30,200	274
	Nichicon Corp.	11,600	274
	Takuma Co. Ltd.	12,800	273
	Senshu Ikeda Holdings Inc.	44,400	269
	SHO-BOND Holdings Co. Ltd.	33,600	268
	C Uyemura & Co. Ltd.	1,800	264
	House Foods Group Inc.	12,200	262
	Fuyo General Lease Co. Ltd.	9,900	261
	Pigeon Corp.	21,900	257
	Awa Bank Ltd.	6,100	257
	Max Co. Ltd.	24,800	257
	AEON REIT Investment Corp.	333	257
	Nishi-Nippon Railroad Co. Ltd.	14,500	256
	Shikoku Kasei Holdings Corp.	6,500	255
	Nihon Parkerizing Co. Ltd.	27,000	253
	Takeuchi Manufacturing Co. Ltd.	5,900	252
	H2O Retailing Corp.	16,000	251
	Mizuno Corp.	12,200	251
	Koei Tecmo Holdings Co. Ltd.	26,980	251
	Amano Corp.	11,100	249
	Kagome Co. Ltd.	15,400	249
	Fujimi Inc.	10,000	248
	Nippon Shokubai Co. Ltd.	18,900	245
	MEITEC Group Holdings Inc.	12,900	244
	Sotetsu Holdings Inc.	15,900	243
	Nihon M&A Center Holdings Inc.	57,600	236
	Calbee Inc.	12,900	235
	GMO internet group Inc.	11,400	235
	Comforia Residential REIT Inc.	351	233
	Seven Bank Ltd.	136,700	232
	Inabata & Co. Ltd.	9,600	231
	Sansan Inc.	21,800	231
	OKUMA Corp.	9,000	230
	Goldwin Inc.	17,400	230
	Kyoritsu Maintenance Co. Ltd.	14,600	229
	Blue Zones Holdings Co. Ltd.	21,000	228
	Acom Co. Ltd.	77,200	227
	AEON Financial Service Co. Ltd.	23,800	226
	Nakanishi Inc.	11,800	226
	H.U. Group Holdings Inc.	11,500	225
	DeNA Co. Ltd.	13,300	222
	MEC Co. Ltd.	3,300	222
	CCI Group Inc.	34,000	222
	Daiwa Securities Living Investments Corp.	347	221
	Hulic REIT Inc.	225	221
	Glory Ltd.	8,600	220
	Okasan Securities Group Inc.	37,000	219
	Towa Corp.	11,600	219
	Yoshinoya Holdings Co. Ltd.	10,900	218
	Joyful Honda Co. Ltd.	15,200	213

		Shares	Market Value ($000)
	PALTAC Corp.	5,100	212
	Mitsuboshi Belting Ltd.	8,500	210
	Mori Trust REIT Inc.	447	208
	Frontier Real Estate Investment Corp.	407	208
	Umios Corp.	26,100	207
*	Visional Inc.	4,200	207
	Relo Group Inc.	17,800	206
	Sumitomo Warehouse Co. Ltd.	8,400	206
	Toyobo Co. Ltd.	18,100	205
	NSD Co. Ltd.	12,800	205
	Kose Holdings Corp.	5,800	204
	Seria Co. Ltd.	8,600	204
	Matsui Securities Co. Ltd.	33,300	203
	Osaka Soda Co. Ltd.	17,200	203
	Mori Hills REIT Investment Corp.	249	202
	TS Tech Co. Ltd.	17,700	201
	Sawai Group Holdings Co. Ltd.	18,200	200
	Toei Animation Co. Ltd.	13,400	199
	Fukuyama Transporting Co. Ltd.	4,600	198
	Ship Healthcare Holdings Inc.	15,100	198
	Okinawa Financial Group Inc.	5,100	198
	Daiwa Office Investment Corp.	98	196
	Toei Co. Ltd.	5,300	196
	Kusuri no Aoki Holdings Co. Ltd.	9,000	196
	Bic Camera Inc.	17,500	195
	Rakus Co. Ltd.	30,800	195
	Workman Co. Ltd.	3,900	195
	Megachips Corp.	2,500	194
	Duskin Co. Ltd.	7,700	194
	TBS Holdings Inc.	5,300	193
	OBIC Business Consultants Co. Ltd.	5,000	193
	Sanyo Denki Co. Ltd.	4,500	192
	Toshiba TEC Corp.	9,700	192
	Yamanashi Chuo Bank Ltd.	5,200	192
	NTT UD REIT Investment Corp.	231	192
	Daikyonishikawa Corp.	27,900	191
	Katitas Co. Ltd.	8,700	189
	Aica Kogyo Co. Ltd.	8,700	188
	Mitsubishi Estate Logistics REIT Investment Corp.	246	188
	Miyazaki Bank Ltd.	16,000	187
*,1	Sharp Corp.	47,700	186
	EDION Corp.	12,500	186
	First Bank of Toyama Ltd.	11,800	185
	Round One Corp.	32,500	184
	Okumura Corp.	5,200	183
	Nippon Paper Industries Co. Ltd.	23,100	183
	Fukuda Denshi Co. Ltd.	2,500	183
	Daiseki Co. Ltd.	7,180	182
	Toa Corp.	12,400	182
	Nextage Co. Ltd.	8,200	182
	Morinaga & Co. Ltd.	11,600	181
	Toyota Boshoku Corp.	12,600	181
	Nishimatsu Construction Co. Ltd.	5,325	181
	JVCKenwood Corp.	25,900	181
	Megmilk Snow Brand Co. Ltd.	8,200	180
	DTS Corp.	28,700	180
	Ito En Ltd.	9,500	179
	Simplex Holdings Inc.	26,800	179
	Nippon Television Holdings Inc.	10,000	178
	Fuji Media Holdings Inc.	7,500	178
	Kaga Electronics Co. Ltd.	6,400	178
	Wacom Co. Ltd.	33,500	178
[1]	Toridoll Holdings Corp.	7,500	178
	Oita Bank Ltd.	12,500	177
	Valor Holdings Co. Ltd.	8,200	177
	TOMONY Holdings Inc.	32,200	177
	San ju San Financial Group Inc.	17,600	177
	Exedy Corp.	4,500	176
	Raito Kogyo Co. Ltd.	6,900	176
	Pilot Corp.	5,600	175

		Shares	Market Value ($000)
	Nippn Corp.	10,500	175
	Tocalo Co. Ltd.	8,900	174
	Seiren Co. Ltd.	8,400	174
	Sumitomo Osaka Cement Co. Ltd.	5,100	174
	Japan Pulp & Paper Co. Ltd.	23,600	172
	DCM Holdings Co. Ltd.	18,700	172
	Japan Excellent Inc.	195	172
	Santec Holdings Corp.	1,100	172
	Yodoko Ltd.	21,500	171
	Kureha Corp.	6,900	169
	Nippon Soda Co. Ltd.	7,400	169
	Nisshin Oillio Group Ltd.	15,300	168
	Noritake Co. Ltd.	6,800	168
	Leopalace21 Corp.	42,800	167
	Tadano Ltd.	20,800	167
	Yokorei Co. Ltd.	10,200	166
	Fuji Oil Co. Ltd.	7,500	165
*	Sanken Electric Co. Ltd.	2,900	165
	Arisawa Manufacturing Co. Ltd.	11,400	165
	Yamaichi Electronics Co. Ltd.	3,000	164
	Dentsu Soken Inc.	12,300	163
	Okamura Corp.	11,200	163
	Tamura Corp.	24,100	163
	Okinawa Cellular Telephone Co.	7,300	163
	Furuno Electric Co. Ltd.	4,300	162
	Kanto Denka Kogyo Co. Ltd.	7,100	161
	Kitz Corp.	11,400	160
	Ain Holdings Inc.	4,600	159
*,1	SHIFT Inc.	35,800	159
	Eizo Corp.	9,500	157
	Ichigo Inc.	55,600	157
	Muninova Holdings Inc.	58,000	157
	Chugoku Marine Paints Ltd.	7,400	156
	Yonex Co. Ltd.	10,500	156
	Kaken Pharmaceutical Co. Ltd.	6,200	155
	Bando Chemical Industries Ltd.	11,000	155
	Chiba Kogyo Bank Ltd.	10,800	155
	Ehime Bank Ltd.	12,800	155
	Kurabo Industries Ltd.	2,400	155
	Sangetsu Corp.	8,500	155
	Artience Co. Ltd.	5,900	155
	Marusan Securities Co. Ltd.	23,700	154
	Tokyu Construction Co. Ltd.	20,700	154
	Japan Material Co. Ltd.	12,000	154
	JAFCO Group Co. Ltd.	10,800	153
	JCU Corp.	3,300	152
	Alconix Corp.	9,700	152
	YAMABIKO Corp.	6,200	152
	S&B Foods Inc.	4,300	152
	Takara Standard Co. Ltd.	8,100	151
	Daiei Kankyo Co. Ltd.	6,100	151
	Morita Holdings Corp.	9,700	150
	Furuya Metal Co. Ltd.	2,700	149
	Kasumigaseki Capital Co. Ltd.	3,900	149
	Starts Corp. Inc.	5,200	148
	Tokai Rika Co. Ltd.	8,000	147
	Riken Keiki Co. Ltd.	6,400	147
	Bank of Iwate Ltd.	12,400	145
	KYB Corp.	5,700	145
	Kissei Pharmaceutical Co. Ltd.	5,900	144
	Chudenko Corp.	4,700	144
	Systena Corp.	54,500	143
	Nittetsu Mining Co. Ltd.	9,500	143
	Tamron Co. Ltd.	21,600	143
	Mitsui High-Tec Inc.	22,100	142
	Optex Group Co. Ltd.	5,300	142
	Nippon REIT Investment Corp.	263	142
	Nippon Kanzai Holdings Co. Ltd.	8,200	142
	PAL GROUP Holdings Co. Ltd.	16,200	141
	SMS Co. Ltd.	11,200	141

		Shares	Market Value ($000)
	Gunze Ltd.	6,000	140
	Daio Paper Corp.	23,500	140
	Yamazen Corp.	12,700	139
	Itoham Yonekyu Holdings Inc.	4,480	138
	VT Holdings Co. Ltd.	49,400	137
	Zacros Corp.	17,300	137
	Noritsu Koki Co. Ltd.	10,200	136
	Tokushu Tokai Paper Co. Ltd.	12,000	135
	DKS Co. Ltd.	1,900	135
	Heiwa Real Estate REIT Inc.	159	135
	Nihon Dengi Co. Ltd.	8,800	135
	Hosiden Corp.	7,800	133
	Izumi Co. Ltd.	23,400	132
	Belluna Co. Ltd.	22,700	132
	Justsystems Corp.	5,100	131
	Funai Soken Holdings Inc.	19,300	130
	Mitsubishi Pencil Co. Ltd.	7,900	130
	Nippon Densetsu Kogyo Co. Ltd.	4,600	130
	Monex Group Inc.	31,900	130
*	Lifenet Insurance Co.	12,100	130
	Yokogawa Bridge Holdings Corp.	7,300	129
	Seikitokyu Kogyo Co. Ltd.	14,400	129
	Mani Inc.	11,600	128
	Fujibo Holdings Inc.	5,100	128
	KOMEDA Holdings Co. Ltd.	7,200	128
	Riso Kyoiku Group Corp.	106,300	127
	As One Corp.	9,600	127
	Onward Holdings Co. Ltd.	27,900	127
	Nippon Seiki Co. Ltd.	7,600	127
	Tosei Corp.	12,600	127
	Aichi Steel Corp.	6,800	126
	Toyo Gosei Co. Ltd.	1,200	126
	TKC Corp.	5,800	125
	ZERIA Pharmaceutical Co. Ltd.	8,600	124
	Itoki Corp.	7,700	124
	Sakata Seed Corp.	4,800	124
	Shikoku Bank Ltd.	7,200	124
	San-A Co. Ltd.	6,300	123
	Heiwa Real Estate Co. Ltd.	8,400	123
	Yellow Hat Ltd.	11,800	123
	Kyosan Electric Manufacturing Co. Ltd.	25,900	122
	Nippon Parking Development Co. Ltd.	79,100	122
	Central Automotive Products Ltd.	9,300	122
	Fukui Bank Ltd.	4,200	121
	Procrea Holdings Inc.	4,900	120
	TOA Road Corp.	12,600	120
*	PeptiDream Inc.	17,200	119
	JINS Holdings Inc.	2,300	119
	MIRARTH Real Estate Investment Corp.	229	119
	Yondenko Corp.	9,700	119
	Daiichikosho Co. Ltd.	11,400	117
	Japan Aviation Electronics Industry Ltd.	7,400	117
	Furukawa Co. Ltd.	4,700	117
[1]	Key Coffee Inc.	9,600	117
	TPR Co. Ltd.	13,300	117
	Maruzen Showa Unyu Co. Ltd.	2,400	116
	Tri Chemical Laboratories Inc.	4,900	116
	Mirai Corp.	420	116
	Argo Graphics Inc.	14,100	115
	Hioki EE Corp.	1,500	115
	Prima Meat Packers Ltd.	7,600	115
	FIDEA Holdings Co. Ltd.	9,400	115
	Hokuetsu Corp.	19,900	114
	Nippon Thompson Co. Ltd.	8,000	114
	Sintokogio Ltd.	14,200	114
	Yokowo Co. Ltd.	3,500	114
	FCC Co. Ltd.	5,200	113
	Hibiya Engineering Ltd.	5,800	113
	Ishihara Sangyo Kaisha Ltd.	5,400	113
	Optorun Co. Ltd.	4,900	113

		Shares	Market Value ($000)
	Totech Corp.	4,800	113
	Imperial Hotel Ltd.	15,600	113
	Pola Orbis Holdings Inc.	13,900	112
	Bunka Shutter Co. Ltd.	9,510	112
	Autobacs Seven Co. Ltd.	11,900	111
	Koa Corp.	6,400	111
	Techno Ryowa Ltd.	2,800	111
	Jaccs Co. Ltd.	5,000	110
	Mochida Pharmaceutical Co. Ltd.	5,100	110
	Sun Frontier Fudousan Co. Ltd.	7,400	110
	Open Up Group Inc.	9,500	110
	Future Corp.	10,900	109
	Tochigi Bank Ltd.	18,400	109
	Topre Corp.	6,300	109
	Global One Real Estate Investment Corp.	155	109
	FP Corp.	7,200	108
	Elecom Co. Ltd.	10,100	108
	Nippon Chemi-Con Corp.	3,400	108
	Nohmi Bosai Ltd.	3,500	108
[1]	Asahi Diamond Industrial Co. Ltd.	12,700	107
	Kumiai Chemical Industry Co. Ltd.	22,200	107
	Nippon Carbon Co. Ltd.	3,600	107
	Menicon Co. Ltd.	10,500	107
	Asanuma Corp.	21,000	107
	Fuji Seal International Inc.	6,400	106
	Takasago International Corp.	15,000	106
	GungHo Online Entertainment Inc.	7,500	105
	Bank of the Ryukyus Ltd.	6,700	105
	Denyo Co. Ltd.	4,700	105
	Maxell Ltd.	8,600	105
	Yamagata Bank Ltd.	5,400	105
	Nitto Kogyo Corp.	3,500	104
	Seikagaku Corp.	21,500	104
	Towa Pharmaceutical Co. Ltd.	4,200	104
	Wellneo Sugar Co. Ltd.	6,400	104
	Ariake Japan Co. Ltd.	3,100	103
	Nomura Co. Ltd.	15,100	103
	Sakata INX Corp.	7,000	103
[1]	Shochiku Co. Ltd.	1,600	103
	CMK Corp.	21,200	102
	Japan Wool Textile Co. Ltd.	9,300	102
	Ai Holdings Corp.	5,800	102
	NPR-RIKEN Corp.	4,200	102
	Osaka Organic Chemical Industry Ltd.	2,800	101
	U-Next Holdings Co. Ltd.	10,000	101
	Heiwado Co. Ltd.	6,400	100
	Trusco Nakayama Corp.	7,200	100
	Tachi-S Co. Ltd.	7,000	100
	JDC Corp.	29,400	100
	Asahi Kogyosha Co. Ltd.	4,000	100
	Aoyama Trading Co. Ltd.	22,500	98
	Shinnihon Corp.	6,900	98
	Ryoyo Ryosan Holdings Inc.	5,424	98
	Nissan Shatai Co. Ltd.	14,200	97
	Totetsu Kogyo Co. Ltd.	3,600	96
	KPP Group Holdings Co. Ltd.	15,200	96
[1]	Anycolor Inc.	5,300	96
[1]	OSAKA Titanium Technologies Co. Ltd.	5,200	95
	Uchida Yoko Co. Ltd.	7,500	95
	Financial Partners Group Co. Ltd.	9,700	95
[1]	Istyle Inc.	40,800	95
	Hamakyorex Co. Ltd.	7,900	94
	Kurimoto Ltd.	11,000	94
	Towa Bank Ltd.	11,700	94
	Anicom Holdings Inc.	12,500	94
	Kanamic Network Co. Ltd.	29,800	94
	Matsuda Sangyo Co. Ltd.	2,300	93
	Shibuya Corp.	3,800	93
	Yurtec Corp.	6,200	93
	T Hasegawa Co. Ltd.	4,800	93

		Shares	Market Value ($000)
	Unipres Corp.	11,400	93
	RS Technologies Co. Ltd.	2,000	93
	Septeni Holdings Co. Ltd.	26,100	93
	ARCLANDS Corp.	7,700	92
	and ST HD Co. Ltd.	4,500	92
	Sanyo Electric Railway Co. Ltd.	7,600	91
	KH Neochem Co. Ltd.	5,200	91
	Cosel Co. Ltd.	9,200	90
	MOS Food Services Inc.	4,000	90
	Yondoshi Holdings Inc.	7,900	90
	Ichigo Office REIT Investment Corp.	165	90
	Eiken Chemical Co. Ltd.	4,800	89
	Galilei Co. Ltd.	4,100	89
	Hochiki Corp.	7,200	89
	JSP Corp.	5,500	89
	Hankyu Hanshin REIT Inc.	99	89
	Nishikawa Rubber Co. Ltd.	4,600	89
	Fujita Kanko Inc.	7,500	88
	Sinko Industries Ltd.	11,400	88
	Toenec Corp.	6,200	88
	Happinet Corp.	5,000	87
	Komeri Co. Ltd.	4,000	87
	Life Corp.	5,600	87
	Nippon Denko Co. Ltd.	25,200	87
	Okabe Co. Ltd.	15,200	87
	Showa Sangyo Co. Ltd.	4,381	87
	Toyo Corp.	6,600	87
	Infomart Corp.	35,200	87
	Sodick Co. Ltd.	7,200	86
	Central Glass Co. Ltd.	3,300	85
	Idec Corp.	3,900	85
	Nippon Signal Co. Ltd.	8,500	85
	Transcosmos Inc.	3,500	85
	Ichikoh Industries Ltd.	24,500	84
	Shibaura Machine Co. Ltd.	3,400	84
	Akita Bank Ltd.	2,200	83
	Enplas Corp.	1,100	83
	Press Kogyo Co. Ltd.	15,700	83
	Tekken Corp.	2,900	83
	United Super Markets Holdings Inc.	16,100	83
	Daiichi Jitsugyo Co. Ltd.	4,200	82
	Fuji Kyuko Co. Ltd.	6,400	82
	Tsurumi Manufacturing Co. Ltd.	6,200	82
	SRA Holdings	2,900	82
	Konoike Transport Co. Ltd.	4,800	82
	CRE Logistics REIT Inc.	88	82
	JMDC Inc.	4,600	82
	J Trust Co. Ltd.	17,000	81
	BML Inc.	3,700	81
	ES-Con Japan Ltd.	11,800	81
	Mirarth Holdings Inc.	31,200	81
	Nitta Corp.	2,200	81
	Takaoka Toko Co. Ltd.	1,600	81
	HI-LEX Corp.	5,200	81
	IDOM Inc.	9,400	80
	Ricoh Leasing Co. Ltd.	2,100	80
	Token Corp.	1,000	80
	Senshu Electric Co. Ltd.	2,000	80
	Ryobi Ltd.	4,600	79
	Sekisui Jushi Corp.	5,900	79
	Tsukishima Holdings Co. Ltd.	4,700	79
	Yushin Co.	18,900	79
	Restar Corp.	3,100	79
	World Co. Ltd.	8,400	79
	A&D HOLON Holdings Co. Ltd.	4,500	79
[1]	Ise Chemicals Corp.	3,000	79
	Aida Engineering Ltd.	11,000	78
	Belc Co. Ltd.	2,000	78
	Doshisha Co. Ltd.	4,200	78
	Konishi Co. Ltd.	9,100	78

		Shares	Market Value ($000)
	Premium Group Co. Ltd.	6,100	78
	JBCC Holdings Inc.	10,400	78
	SBS Holdings Inc.	2,500	77
	Tomoku Co. Ltd.	3,100	77
	UT Group Co. Ltd.	68,800	77
	Japan Investment Adviser Co. Ltd.	5,900	77
	Murakami Corp.	1,800	77
[1]	Ichibanya Co. Ltd.	13,700	76
	Kameda Seika Co. Ltd.	9,900	76
	Osaki Electric Co. Ltd.	7,300	76
	Hirata Corp.	4,200	76
	Appier Group Inc.	12,700	76
	Asahi Yukizai Corp.	1,800	75
	Axial Retailing Inc.	11,500	75
	Milbon Co. Ltd.	4,500	75
	Nichiha Corp.	4,000	75
	ESPEC Corp.	3,000	75
	Kyorin Pharmaceutical Co. Ltd.	9,400	75
	Cresco Ltd.	7,800	75
	Kohnan Shoji Co. Ltd.	2,900	74
	Oiles Corp.	4,600	74
	Shibusawa Logistics Corp.	8,300	74
	Wakita & Co. Ltd.	7,000	74
	Doutor Nichires Holdings Co. Ltd.	4,400	74
	Create SD Holdings Co. Ltd.	3,700	74
	TechMatrix Corp.	6,500	74
[1]	Sakura Internet Inc.	3,900	74
	Aisan Industry Co. Ltd.	6,100	73
	Arata Corp.	4,500	73
	Torishima Pump Manufacturing Co. Ltd.	4,300	73
	Zuken Inc.	2,500	73
	TSI Holdings Co. Ltd.	9,900	73
	Prestige International Inc.	18,300	72
	Kyokuyo Co. Ltd.	2,600	72
	Yahagi Construction Co. Ltd.	6,100	72
[1]	Fixstars Corp.	4,200	72
	SOSiLA Logistics REIT Inc.	100	72
	Plus Alpha Consulting Co. Ltd.	4,400	72
	ASKUL Corp.	9,600	71
	Tokyo Electron Device Ltd.	2,800	71
	Shin-Etsu Polymer Co. Ltd.	5,000	71
	Yuasa Co. Ltd.	2,000	71
	Nissei ASB Machine Co. Ltd.	1,200	70
	Nachi-Fujikoshi Corp.	1,900	69
	METAWATER Co. Ltd.	3,100	69
	Aucnet Inc.	8,000	69
	Kanaden Corp.	4,100	68
	TOC Co. Ltd.	10,500	68
	Japan Transcity Corp.	9,500	68
	TRE Holdings Corp.	6,600	68
*	Net Protections Holdings Inc.	30,200	68
	Chuo Spring Co. Ltd.	2,600	67
[1]	euglena Co. Ltd.	28,700	67
*	RENOVA Inc.	8,900	67
[1]	Cybozu Inc.	4,100	66
	Matsuya Co. Ltd.	7,400	66
	Okamoto Industries Inc.	1,900	66
	Mie Kotsu Group Holdings Inc.	20,100	66
	Broadleaf Co. Ltd.	11,200	66
	Central Sports Co. Ltd.	4,500	65
	Kyokuto Kaihatsu Kogyo Co. Ltd.	4,700	65
	Nishio Holdings Co. Ltd.	2,700	65
	JAC Recruitment Co. Ltd.	12,200	65
	Koshidaka Holdings Co. Ltd.	10,800	65
	Oriental Shiraishi Corp.	32,000	65
	Japan Lifeline Co. Ltd.	7,700	64
	Digital Garage Inc.	5,000	64
	Komori Corp.	6,900	64
	Curves Holdings Co. Ltd.	11,900	64
	AOKI Holdings Inc.	6,100	63

		Shares	Market Value ($000)
	Ichiyoshi Securities Co. Ltd.	7,700	63
	Noritz Corp.	4,400	63
	Noevir Holdings Co. Ltd.	2,300	63
	JSB Co. Ltd.	1,500	63
	Sakai Chemical Industry Co. Ltd.	2,000	62
	Earth Corp.	2,100	62
	United Arrows Ltd.	3,900	61
	eGuarantee Inc.	5,700	61
	Softcreate Holdings Corp.	6,000	61
	CTI Engineering Co. Ltd.	3,600	61
	baudroie Inc.	4,000	61
	Tachibana Eletech Co. Ltd.	3,000	60
	Starzen Co. Ltd.	8,100	60
	One REIT Inc.	126	60
	Ki-Star Real Estate Co. Ltd.	2,800	60
	Advan Group Co. Ltd.	10,200	59
	Futaba Industrial Co. Ltd.	9,200	59
	Strike Group Co. Ltd.	7,500	59
	Genky DrugStores Co. Ltd.	2,800	59
	Feed One Co. Ltd.	7,780	59
	CAC Holdings Corp.	5,100	58
	Gecoss Corp.	6,100	58
	Vital KSK Holdings Inc.	5,600	58
	Daiki Aluminium Industry Co. Ltd.	4,800	58
	Tosei REIT Investment Corp.	71	58
	West Holdings Corp.	3,400	58
	Siix Corp.	6,500	57
	Arakawa Chemical Industries Ltd.	6,100	57
	V Technology Co. Ltd.	1,600	57
	Weathernews Inc.	4,400	57
	Nippon Ceramic Co. Ltd.	2,300	57
[1]	dip Corp.	5,200	57
	KAWADA TECHNOLOGIES Inc.	7,500	57
	HIS Co. Ltd.	8,500	56
	Nissha Co. Ltd.	5,500	56
	TV Asahi Holdings Corp.	2,800	55
	Daido Metal Co. Ltd.	8,000	55
	Fuji Co. Ltd.	4,400	55
	Riken Vitamin Co. Ltd.	3,100	55
	Tanseisha Co. Ltd.	6,300	55
	Teikoku Sen-I Co. Ltd.	2,800	55
	Topy Industries Ltd.	3,100	55
*	Takara Bio Inc.	7,600	54
[1]	Ministop Co. Ltd.	4,800	54
*	Medley Inc.	3,900	54
	Dai Nippon Toryo Co. Ltd.	6,500	53
	Sanyo Chemical Industries Ltd.	1,600	53
	I'll Inc.	3,300	53
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	53
	Takamatsu Construction Group Co. Ltd.	2,300	52
	Mitsuba Corp.	6,100	52
	Riken Technos Corp.	5,300	52
	Toa Corp. (XTKS)	5,300	52
	Zojirushi Corp.	5,800	52
	Roland Corp.	1,800	52
	Cleanup Corp.	8,600	51
	Iriso Electronics Co. Ltd.	2,500	51
	G-Tekt Corp.	3,700	51
	Studio Alice Co. Ltd.	4,600	51
	PHC Holdings Corp.	7,400	51
	GMO Financial Holdings Inc.	7,000	51
	Computer Engineering & Consulting Ltd.	3,900	50
	Nihon Tokushu Toryo Co. Ltd.	3,400	50
	Nippon Sharyo Ltd.	2,400	50
	Sakai Moving Service Co. Ltd.	2,800	50
	Hoosiers Holdings Co. Ltd.	6,800	50
*,1	Japan Display Inc.	140,100	50
	Nagawa Co. Ltd.	1,600	50
	Kosaido Holdings Co. Ltd.	13,400	50
	Hokkan Holdings Ltd.	3,500	49

		Shares	Market Value ($000)
	Okura Industrial Co. Ltd.	1,600	49
	Tokai Corp.	3,300	49
	Comture Corp.	5,900	49
	Amuse Inc.	4,200	48
	Kintetsu Department Store Co. Ltd.	4,400	48
[1]	Shoei Foods Corp.	1,900	48
	Goldcrest Co. Ltd.	2,100	47
	Geo Holdings Corp.	3,500	47
	Anest Iwata Corp.	4,600	47
	Bell System24 Holdings Inc.	5,300	47
	SRE Holdings Corp.	3,100	47
	Teikoku Corp.	2,500	46
	GLOBERIDE Inc.	2,800	46
	Joshin Corp.	2,400	46
	Nichiden Corp.	2,900	46
	Riso Kagaku Corp.	7,400	46
	Sato Corp.	3,300	46
	Pack Corp.	5,700	46
[1]	Tama Home Co. Ltd.	2,400	46
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,800	45
	KNT-CT Holdings Co. Ltd.	3,600	45
	Digital Arts Inc.	1,800	45
	Miroku Jyoho Service Co. Ltd.	4,200	45
	Nichireki Group Co. Ltd.	3,600	45
	Aeon Hokkaido Corp.	8,600	45
	WingArc1st Inc.	2,800	45
	Shofu Inc.	4,000	45
	Eslead Corp.	1,400	45
	Chofu Seisakusho Co. Ltd.	3,500	44
	Daiwa Industries Ltd.	4,000	44
	Kyodo Printing Co. Ltd.	4,500	44
	Sumida Corp.	4,800	44
	AZ-COM MARUWA Holdings Inc.	8,800	44
[1]	Tess Holdings Co. Ltd.	6,600	44
	FULLCAST Holdings Co. Ltd.	4,300	42
	Ines Corp.	3,200	42
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	42
	Nagaileben Co. Ltd.	4,000	42
*	Nippon Sheet Glass Co. Ltd.	14,000	42
	Vision Inc.	6,300	42
	Nippon Rietec Co. Ltd.	2,400	42
	Godo Steel Ltd.	2,400	41
	Onoken Co. Ltd.	4,900	41
	Sparx Group Co. Ltd.	3,100	41
	m-up Holdings Inc.	10,400	41
	Health Care & Medical Investment Corp.	60	41
	Orient Corp.	7,100	40
	Obara Group Inc.	1,000	40
	Fujicco Co. Ltd.	4,200	40
	DyDo Group Holdings Inc.	2,400	40
	Hakuto Co. Ltd.	1,400	40
	Mitsubishi Research Institute Inc.	1,400	40
	Vector Inc.	4,500	40
	Aiphone Co. Ltd.	2,300	39
	Chori Co. Ltd.	1,500	39
	Daiho Corp.	8,300	39
	Cawachi Ltd.	1,900	39
	Mitsui DM Sugar Co. Ltd.	1,900	39
*,1	Osaka Steel Co. Ltd.	2,400	39
	ST Corp.	4,300	39
	LEC Inc.	6,900	39
	Pasona Group Inc.	3,900	39
[1]	Change Holdings Inc.	6,700	39
	Nittoku Co. Ltd.	2,100	39
	SIGMAXYZ Holdings Inc.	11,100	39
	Chubu Shiryo Co. Ltd.	3,600	38
	Fujiya Co. Ltd.	2,600	38
	JCR Pharmaceuticals Co. Ltd.	12,100	38
	Katakura Industries Co. Ltd.	2,400	38
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	38

		Shares	Market Value ($000)
[1]	Shima Seiki Manufacturing Ltd.	6,600	38
	LIFULL Co. Ltd.	31,600	38
[1]	eRex Co. Ltd.	7,500	38
	LITALICO Inc.	3,800	38
	Intage Holdings Inc.	3,500	37
	Kojima Co. Ltd.	4,200	37
	Komatsu Matere Co. Ltd.	8,400	37
	J-Oil Mills Inc.	3,000	37
	Retail Partners Co. Ltd.	4,700	37
	Shimojima Co. Ltd.	4,600	37
	Tayca Corp.	2,500	37
	Qol Holdings Co. Ltd.	3,200	37
	Artnature Inc.	7,300	37
	Altech Corp.	2,500	37
	Mirai Industry Co. Ltd.	1,900	37
	Avex Inc.	4,800	36
	Corona Corp. Class A	6,200	36
	Chiyoda Integre Co. Ltd.	1,800	36
	Halows Co. Ltd.	1,500	36
	JP-Holdings Inc.	9,400	36
	Shinko Shoji Co. Ltd.	3,600	36
	Oisix ra daichi Inc.	3,900	36
	Nihon Nohyaku Co. Ltd.	5,200	35
	Pacific Metals Co. Ltd.	2,400	35
[1]	Daikokutenbussan Co. Ltd.	1,300	35
	Chubu Steel Plate Co. Ltd.	2,700	35
	Pronexus Inc.	5,100	34
	Fudo Tetra Corp.	2,000	34
	Gakken Holdings Co. Ltd.	5,600	34
	Koatsu Gas Kogyo Co. Ltd.	4,900	34
	Iwaki Co. Ltd.	1,600	34
	Fukuda Corp.	700	33
	Piolax Inc.	3,300	33
	Ryoden Corp.	1,400	33
	Sumitomo Seika Chemicals Co. Ltd.	4,000	33
	WATAMI Co. Ltd.	5,700	33
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	33
	Yorozu Corp.	5,900	33
	Insource Co. Ltd.	8,600	33
	Base Co. Ltd.	1,700	33
	KeePer Technical Laboratory Co. Ltd.	2,000	33
	UNISOL Holdings Corp.	2,500	33
[1]	Rock Field Co. Ltd.	4,100	32
	Yamashin-Filter Corp.	8,800	32
	EM Systems Co. Ltd.	10,200	32
	Airman Corp.	3,000	32
	Miyaji Engineering Group Inc.	3,400	32
	en Inc.	3,900	31
	Taki Chemical Co. Ltd.	1,000	31
	Kyoei Steel Ltd.	2,700	31
	Nippon Fine Chemical Co. Ltd.	2,000	31
	Tohokushinsha Film Corp.	9,100	31
	Nichiban Co. Ltd.	2,600	30
	St. Marc Holdings Co. Ltd.	1,900	30
[1]	Inui Global Logistics Co. Ltd.	3,000	30
	Shinagawa Refra Co. Ltd.	2,500	30
	Aizawa Securities Group Co. Ltd.	3,400	30
	Shinwa Co. Ltd.	1,600	29
	Futaba Corp.	7,000	29
	Midac Holdings Co. Ltd.	2,200	29
	Fuji Pharma Co. Ltd.	1,900	28
	France Bed Holdings Co. Ltd.	3,600	28
	GREE Holdings Inc.	10,500	28
	Akatsuki Inc.	1,400	28
	Nisso Holdings Co. Ltd.	7,600	28
	TDC Soft Inc.	4,800	28
[1]	Giken Ltd.	2,400	27
	Hodogaya Chemical Co. Ltd.	1,800	27
	Marvelous Inc.	9,500	27
	Zenrin Co. Ltd.	4,800	27

		Shares	Market Value ($000)
	Link & Motivation Inc.	7,600	27
	Daito Pharmaceutical Co. Ltd.	3,540	27
	Nafco Co. Ltd.	2,000	26
	Software Service Inc.	400	26
	Fukui Computer Holdings Inc.	1,300	25
	Rheon Automatic Machinery Co. Ltd.	2,700	25
	Shin Nippon Biomedical Laboratories Ltd.	3,300	25
	NEC Capital Solutions Ltd.	1,000	25
	Quants Research Institute Holdings Inc.	4,500	25
	Aichi Corp.	2,700	24
	Kenko Mayonnaise Co. Ltd.	2,000	24
	COLOPL Inc.	9,500	24
[1]	giftee Inc.	3,300	24
	Yukiguni Factory Co. Ltd.	3,700	24
[1]	FP Partner Inc.	1,800	24
	ZIGExN Co. Ltd.	9,400	23
	Neturen Co. Ltd.	2,700	22
	Shindengen Electric Manufacturing Co. Ltd.	1,000	22
	Avant Group Corp.	3,200	22
	Iseki & Co. Ltd.	1,900	21
	Xebio Holdings Co. Ltd.	3,200	21
[1]	Remixpoint Inc.	17,900	21
	Tv Tokyo Holdings Corp.	900	21
	Elan Corp.	4,800	21
[1]	Aeon Fantasy Co. Ltd.	1,300	20
	Sanoh Industrial Co. Ltd.	3,300	19
	Moriroku Co. Ltd.	1,300	19
	Central Security Patrols Co. Ltd.	1,100	18
	Chiyoda Co. Ltd.	3,000	18
	Nakayama Steel Works Ltd.	4,300	18
	YAKUODO Holdings Co. Ltd.	1,700	18
	Oro Co. Ltd.	1,400	18
	Airport Facilities Co. Ltd.	3,000	17
	Maxvalu Tokai Co. Ltd.	800	17
	Asahi Co. Ltd.	2,000	16
	G-7 Holdings Inc.	1,900	16
	Maezawa Kyuso Industries Co. Ltd.	1,700	15
	Shinsho Corp.	1,000	15
	Tsutsumi Jewelry Co. Ltd.	800	14
	TerraSky Co. Ltd.	1,100	14
[1]	Amvis Holdings Inc.	6,100	14
	Nitto Kohki Co. Ltd.	1,300	13
[1]	Okuwa Co. Ltd.	2,700	13
	Honeys Holdings Co. Ltd.	1,400	13
	Sanshin Electronics Co. Ltd.	700	12
[1]	YA-MAN Ltd.	2,600	12
	Nihon Trim Co. Ltd.	400	11
	Alpha Systems Inc.	500	10
	Media Do Co. Ltd.	1,200	10
	GMO GlobalSign Holdings KK	800	10
	World Holdings Co. Ltd.	600	9
[1]	Alpen Co. Ltd.	600	8
			1,049,018
Kuwait (0.2%)
	Kuwait Finance House KSCP	2,661,642	6,707
	National Bank of Kuwait SAKP	1,754,747	4,821
	Mobile Telecommunications Co. KSCP	442,262	854
	Boubyan Bank KSCP	373,861	791
	Gulf Bank KSCP	434,516	492
	Mabanee Co. KPSC	134,837	429
	Warba Bank KSCP	451,588	407
	National Industries Group Holding SAK	412,064	315
	Al Ahli Bank of Kuwait KSCP	324,924	291
	Commercial Real Estate Co. KSC	329,371	187
	Kuwait International Bank KSCP	216,183	186
	Boursa Kuwait Securities Co. KPSC	18,430	183
	Kuwait Telecommunications Co.	76,998	164
	Humansoft Holding Co. KSC	19,392	149
	Salhia Real Estate Co. KSCP	112,960	141

		Shares	Market Value ($000)
	Gulf Cables & Electrical Industries Group Co. KSCP	19,802	132
	Burgan Bank SAK	191,915	121
*	Jazeera Airways Co. KSCP	16,742	97
*	Kuwait Projects Co. Holding KSCP	321,154	83
*	National Real Estate Co. KPSC	227,560	79
	National Industries Co. KSC	16,482	15
			16,644
Malaysia (0.5%)
	Malayan Banking Bhd.	1,534,900	4,119
	Public Bank Bhd.	2,924,200	3,474
	CIMB Group Holdings Bhd.	1,685,500	3,178
	Press Metal Aluminium Holdings Bhd.	770,400	1,747
	IHH Healthcare Bhd.	618,600	1,406
	Gamuda Bhd.	1,037,500	1,100
	SD Guthrie Bhd.	723,000	1,059
	AMMB Holdings Bhd.	542,900	887
	RHB Bank Bhd.	398,700	826
	Petronas Chemicals Group Bhd.	558,300	734
	Sunway Bhd.	528,100	719
	Hong Leong Bank Bhd.	121,000	637
	Celcomdigi Bhd.	787,400	606
	IOI Corp. Bhd.	555,300	559
	TIME dotCom Bhd.	335,100	510
	Maxis Bhd.	545,300	510
	Kuala Lumpur Kepong Bhd.	96,100	493
	Axiata Group Bhd.	934,300	471
	Sime Darby Bhd.	867,600	455
	KPJ Healthcare Bhd.	535,300	433
	Telekom Malaysia Bhd.	229,982	429
	United Plantations Bhd.	52,850	415
	IOI Properties Group Bhd.	354,600	376
	QL Resources Bhd.	372,350	338
	Inari Amertron Bhd.	559,000	330
	Westports Holdings Bhd.	203,800	314
	Sime Darby Property Bhd.	834,200	313
	PPB Group Bhd.	113,200	282
	Nestle Malaysia Bhd.	11,400	262
	Bursa Malaysia Bhd.	115,600	257
[3]	MR DIY Group M Bhd.	641,100	255
	99 Speed Mart Retail Holdings Bhd.	303,600	252
	Fraser & Neave Holdings Bhd.	34,700	248
	Kelington Group Bhd.	116,100	224
*	Tanco Holdings Bhd.	487,000	215
	Alliance Bank Malaysia Bhd.	181,952	214
	ViTrox Corp. Bhd.	121,600	208
	Malaysian Pacific Industries Bhd.	16,700	207
	Zetrix Ai Bhd.	963,300	196
*	Sunway Healthcare Holdings Bhd.	421,340	188
	Top Glove Corp. Bhd.	888,400	181
	Eco World Development Group Bhd.	273,000	147
	Malayan Cement Bhd.	86,900	143
	Sunway Construction Group Bhd.	75,700	143
	Farm Fresh Bhd.	242,100	141
	ITMAX System Bhd.	112,200	140
*	Greatech Technology Bhd.	183,900	125
*	UWC Bhd.	82,200	123
	SP Setia Bhd. Group	472,600	119
	Mega First Corp. Bhd.	149,100	118
*	Pentamaster Corp. Bhd.	95,750	110
	Scientex Bhd.	115,900	109
	MBSB Bhd.	530,800	88
	Hartalega Holdings Bhd.	273,300	87
	Bank Islam Malaysia Bhd.	149,300	83
	Kossan Rubber Industries Bhd.	253,500	81
	Mah Sing Group Bhd.	277,400	69
	Syarikat Takaful Malaysia Keluarga Bhd.	67,800	58
	CTOS Digital Bhd.	292,000	45
	Bermaz Auto Bhd.	186,400	43
	Cahya Mata Sarawak Bhd.	134,400	38

		Shares	Market Value ($000)
	Nationgate Holdings Bhd.	169,200	38
	Padini Holdings Bhd.	101,200	36
	Malaysian Resources Corp. Bhd.	438,200	36
	UEM Sunrise Bhd.	235,100	34
	VS Industry Bhd.	544,118	28
*	WCT Holdings Bhd.	235,000	26
*	Supermax Corp. Bhd.	306,240	24
*	D&O Green Technologies Bhd.	129,900	13
			31,872
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	582,800	6,077
	Fomento Economico Mexicano SAB de CV	350,023	4,172
	America Movil SAB de CV Class B	3,164,141	4,011
	Cemex SAB de CV	3,020,700	3,978
	Wal-Mart de Mexico SAB de CV	1,018,400	3,078
	Arca Continental SAB de CV	176,300	2,289
	Industrias Penoles SAB de CV	37,450	2,178
	Grupo Aeroportuario del Pacifico SAB de CV Class B	82,765	1,949
	Prologis Property Mexico SA de CV	229,308	1,103
	Coca-Cola Femsa SAB de CV	96,420	1,042
	Fibra Uno Administracion SA de CV	578,500	1,001
	Grupo Aeroportuario del Sureste SAB de CV Class B	32,980	978
	Grupo Financiero Inbursa SAB de CV	350,000	870
	Grupo Bimbo SAB de CV Class A	237,634	818
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	55,153	694
	Kimberly-Clark de Mexico SAB de CV Class A	306,700	679
	Corp. Inmobiliaria Vesta SAB de CV	181,500	638
	Promotora y Operadora de Infraestructura SAB de CV	35,030	564
	Gentera SAB de CV	221,800	549
	Megacable Holdings SAB de CV	159,300	539
[3]	Banco del Bajio SA	163,400	529
	Gruma SAB de CV Class B	31,350	526
	Fibra MTY SAPI de CV	599,600	492
[3]	FIBRA Macquarie Mexico	174,416	439
	Qualitas Controladora SAB de CV	42,300	425
	Regional SAB de CV	46,900	365
	Grupo Comercial Chedraui SA de CV	56,800	319
	Alsea SAB de CV	97,600	299
*	Grupo Televisa SAB	483,600	260
	Bolsa Mexicana de Valores SAB de CV	116,700	247
*	Orbia Advance Corp. SAB de CV	172,700	234
*	Alpek SAB de CV Class A	302,049	217
	El Puerto de Liverpool SAB de CV	33,400	197
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	177,100	139
	Genomma Lab Internacional SAB de CV Class B	141,500	130
	La Comer SAB de CV	55,041	122
*,3	Nemak SAB de CV	527,300	105
*,3	Grupo Traxion SAB de CV Class A	72,300	44
			42,296
Netherlands (3.5%)
	ASML Holding NV	78,199	126,443
	ING Groep NV	587,497	18,198
	Prosus NV	244,834	11,135
	ASM International NV	9,325	9,730
	Koninklijke Ahold Delhaize NV	180,385	7,601
*,3	Adyen NV	5,333	5,842
	BE Semiconductor Industries NV	14,114	4,673
	NN Group NV	53,132	4,435
	Universal Music Group NV	188,976	4,242
[3]	ABN AMRO Bank NV	103,074	4,096
	Koninklijke Philips NV	154,068	4,091
	Koninklijke KPN NV	747,087	3,892
	Wolters Kluwer NV	45,454	3,232
	DSM-Firmenich AG	36,814	3,094
[3]	Euronext NV	17,440	2,834
	Akzo Nobel NV	34,197	2,595
	ASR Nederland NV	31,157	2,332
	Aegon Ltd.	262,357	2,225
*	Magnum Ice Cream Co. NV	96,962	1,572

		Shares	Market Value ($000)
	EXOR NV	17,236	1,342
	IMCD NV	11,693	1,204
[3]	CVC Capital Partners plc	44,201	707
	Allfunds Group plc	70,704	706
[1]	Randstad NV	22,771	698
[3]	Signify NV	23,884	578
	Koninklijke Heijmans NV	4,576	566
	APERAM SA	8,863	527
[3]	CTP NV	26,730	507
	Van Lanschot Kempen NV	6,061	470
	TKH Group NV	7,047	378
*,3	Basic-Fit NV	9,870	355
	Eurocommercial Properties NV	9,667	328
	Corbion NV	10,785	253
*	Lakefront Biotherapeutics NV	8,896	252
	Havas NV	11,182	221
*	Flow Traders Ltd.	5,921	171
	Wereldhave NV	5,911	144
	OCI NV	19,563	85
*	TomTom NV	11,656	69
	PostNL NV	52,070	61
			231,884
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	117,099	2,613
	Auckland International Airport Ltd.	345,171	1,709
	Meridian Energy Ltd.	268,425	942
	Mainfreight Ltd.	15,721	611
	Mercury NZ Ltd.	124,891	521
	Chorus Ltd.	84,691	490
	a2 Milk Co. Ltd.	110,520	426
*	Fletcher Building Ltd.	220,193	413
	EBOS Group Ltd.	35,200	411
	Spark New Zealand Ltd.	350,160	411
	Freightways Group Ltd.	30,334	247
	Precinct Properties Group	353,730	217
*	Ryman Healthcare Ltd.	156,946	213
	Summerset Group Holdings Ltd.	40,037	192
	Kiwi Property Group Ltd.	249,780	141
	a2 Milk Co. Ltd. (XNZE)	34,200	134
	Air New Zealand Ltd.	450,309	118
	Vector Ltd.	37,626	113
	Heartland Group Holdings Ltd.	153,924	105
	Scales Corp. Ltd.	21,818	80
	Argosy Property Ltd.	111,338	71
	Stride Property Group	99,558	70
*	Gentrack Group Ltd.	22,389	48
	SKY Network Television Ltd.	23,513	46
			10,342
Norway (0.4%)
	DNB Bank ASA	164,815	5,125
	Norsk Hydro ASA	259,656	3,176
	Telenor ASA	125,506	2,050
	Mowi ASA	88,509	1,950
	Yara International ASA	33,175	1,801
	Storebrand ASA	84,139	1,597
	Orkla ASA	136,129	1,435
	Gjensidige Forsikring ASA	37,661	1,039
	Vend Marketplaces ASA Class B	35,057	928
	Salmar ASA	14,226	884
	SpareBank 1 Sor-Norge ASA	40,132	834
*	Nordic Semiconductor ASA	34,752	751
	Sparebanken Norge	33,218	684
	Protector Forsikring ASA	12,552	620
	Aker ASA Class A	3,942	531
	SpareBank 1 SMN	25,393	527
	Bakkafrost P/F	9,933	492
	TOMRA Systems ASA	45,529	478
	Veidekke ASA	17,092	333
	Leroy Seafood Group ASA	61,256	290

		Shares	Market Value ($000)
[3]	Europris ASA	28,908	289
	Wallenius Wilhelmsen ASA	22,409	288
	Hoegh Autoliners ASA	19,265	285
*,3	AutoStore Holdings Ltd.	192,729	273
	Borregaard ASA	17,331	268
*,3	Scatec ASA	23,726	265
*	Cadeler A/S	39,683	256
	Atea ASA	13,802	248
	Norwegian Air Shuttle ASA	108,423	194
*,3	Elkem ASA	55,044	192
	Sparebank 1 Oestlandet	8,931	191
	MPC Container Ships ASA	66,447	174
	Austevoll Seafood ASA	14,376	138
[3]	Entra ASA	8,825	100
	Bonheur ASA	3,332	91
	Grieg Seafood ASA	8,272	28
			28,805
Philippines (0.1%)
	International Container Terminal Services Inc.	220,380	2,693
	BDO Unibank Inc.	462,686	856
	SM Prime Holdings Inc.	2,083,900	623
	Bank of the Philippine Islands	380,583	579
	PLDT Inc.	19,445	363
	Metropolitan Bank & Trust Co.	326,057	336
	Ayala Land Inc.	1,313,700	311
	JG Summit Holdings Inc.	571,700	259
	Jollibee Foods Corp.	98,820	204
	AREIT Inc.	310,300	191
	RL Commercial REIT Inc.	1,624,800	189
	Puregold Price Club Inc.	230,700	168
	Universal Robina Corp.	150,810	151
	Globe Telecom Inc.	5,425	149
	GT Capital Holdings Inc.	19,140	149
	Manila Water Co. Inc.	222,900	141
	Robinsons Land Corp.	404,100	107
[3]	Monde Nissin Corp.	830,300	95
	Century Pacific Food Inc.	217,600	92
	Security Bank Corp.	88,909	89
	Converge Information & Communications Technology Solutions Inc.	477,500	85
*	Cebu Air Inc.	157,500	77
	Megaworld Corp.	1,206,000	41
	Wilcon Depot Inc.	287,300	27
	D&L Industries Inc.	433,700	25
			8,000
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	173,479	4,924
*	Bank Polska Kasa Opieki SA	35,613	2,377
	Powszechny Zaklad Ubezpieczen SA	113,850	2,022
*,3	Allegro.eu SA	170,737	1,635
	LPP SA	256	1,590
	Erste Bank Polska SA	8,634	1,463
*	mBank SA	2,689	953
	CD Projekt SA	13,973	895
*,3	Dino Polska SA	96,389	819
*	Bank Millennium SA	121,457	665
	Grupa Kety SA	1,992	663
*	Benefit Systems SA	540	655
	Alior Bank SA	17,851	620
*	Zabka Group SA	87,823	618
[1]	Asseco Poland SA	11,177	608
	Orange Polska SA	129,286	579
	Budimex SA	2,529	487
	KRUK SA	3,685	417
[3]	XTB SA	14,344	410
[3]	Pepco Group NV	39,510	365
	Bank Handlowy w Warszawie SA	7,062	246
*,1	Modivo SA	10,176	223
*	Cyfrowy Polsat SA	27,583	123
	Warsaw Stock Exchange	4,645	105

		Shares	Market Value ($000)
*	Grupa Azoty SA	8,722	56
			23,518
Portugal (0.1%)
	Banco Comercial Portugues SA	1,821,798	2,063
	Jeronimo Martins SGPS SA	56,809	1,203
	EDP Renewables SA (XLIS)	65,237	1,079
	Sonae SGPS SA	160,212	356
	NOS SGPS SA	40,553	249
[1]	Navigator Co. SA	36,092	143
	CTT-Correios de Portugal SA	15,477	109
	Altri SGPS SA	8,211	47
*	EDP Renewables SA	582	10
			5,259
Qatar (0.2%)
	Qatar National Bank QPSC	875,133	4,285
	Qatar Islamic Bank QPSC	359,794	2,255
	Commercial Bank PSQC	689,914	796
	Al Rayan Bank	1,210,384	722
	Ooredoo QPSC	191,545	704
	Doha Bank QPSC	556,480	401
	Mesaieed Petrochemical Holding Co.	1,077,342	363
	Barwa Real Estate Co.	454,386	308
	Qatar Aluminum Manufacturing Co.	584,546	276
	Vodafone Qatar PQSC	369,439	273
	United Development Co. QSC	403,942	95
*	Ezdan Holding Group QSC	339,575	81
	Al Meera Consumer Goods Co. QSC	20,566	75
			10,634
Romania (0.0%)
	Banca Transilvania SA	184,468	1,543
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	16,722	658
	Societatea Energetica Electrica SA	28,620	210
*	MED Life SA	53,645	135
	One United Properties SA	8,891	59
	Teraplast SA	288,500	28
	TTS Transport Trade Services SA	19,649	25
			2,658
Russia (0.0%)
*,2	VTB Bank PJSC GDR	17,656	—
Saudi Arabia (0.7%)
	Al Rajhi Bank	593,772	10,500
	Saudi National Bank	582,831	6,201
*	Saudi Arabian Mining Co.	269,758	4,535
	Saudi Telecom Co.	378,389	4,425
	Riyad Bank	395,115	2,124
	Alinma Bank	287,605	1,852
	Saudi Awwal Bank	200,475	1,809
	SABIC Agri-Nutrients Co.	46,045	1,681
	Etihad Etisalat Co.	75,238	1,283
	Banque Saudi Fransi	237,750	1,217
	Almarai Co. JSC	96,263	1,179
	Dr Sulaiman Al Habib Medical Services Group Co.	19,815	1,149
	Arab National Bank	176,047	989
	Elm Co.	4,818	886
*	Co. for Cooperative Insurance	13,794	509
	Yanbu National Petrochemical Co.	57,055	507
	Jarir Marketing Co.	117,961	492
*	Dar Al Arkan Real Estate Development Co.	109,643	487
	Riyadh Cables Group Co.	13,219	401
	Bank Al-Jazira	124,902	379
	SAL Saudi Logistics Services	7,742	351
	Saudi Tadawul Group Holding Co.	9,276	336
	Mouwasat Medical Services Co.	18,620	331
	Arabian Internet & Communications Services Co.	5,521	313
	Sahara International Petrochemical Co.	76,821	301
*	Al Rajhi Co. for Co-operative Insurance	10,591	301
*	Rasan Information Technology Co.	7,396	301

		Shares	Market Value ($000)
*	Mobile Telecommunications Co. Saudi Arabia	96,922	282
	Saudia Dairy & Foodstuff Co.	4,430	260
*	Saudi Kayan Petrochemical Co.	170,123	257
	Savola Group	33,284	252
	Saudi Chemical Co. Holding	98,939	225
	Abdullah Al Othaim Markets Co.	122,388	193
	Qassim Cement Co.	14,992	184
[3]	Arabian Centres Co.	40,314	179
	United Electronics Co.	8,221	174
	Al Moammar Information Systems Co.	3,313	166
*	Advanced Petrochemical Co.	22,586	159
	Al Masane Al Kobra Mining Co.	8,069	159
*	National Industrialization Co.	56,806	152
	Catrion Catering Holding Co.	7,034	138
	Etihad GO Telecom Co.	5,247	134
	National Co. for Learning & Education	4,291	133
	Retal Urban Development Co. Class A	40,714	129
	Arriyadh Development Co.	26,033	127
*	Emaar Economic City	39,036	113
	Yanbu Cement Co.	25,245	110
	Leejam Sports Co. JSC	4,639	100
*	Saudi Reinsurance Co.	14,486	100
	Almoosa Health Co.	2,874	93
*	Arabian Contracting Services Co.	3,655	92
*	Perfect Presentation For Commercial Services Co.	52,018	88
	BinDawood Holding Co.	56,335	75
	Saudi Ceramic Co.	9,291	68
*	Bawan Co.	5,791	68
*	Jahez International Co.	20,105	67
	Al-Dawaa Medical Services Co.	4,938	65
*	Advanced Building Industries Co.	5,863	53
	Eastern Province Cement Co.	7,888	51
			49,285
Singapore (1.0%)
	DBS Group Holdings Ltd.	404,550	19,927
	Oversea-Chinese Banking Corp. Ltd.	653,600	11,997
	United Overseas Bank Ltd.	243,700	7,180
	Singapore Telecommunications Ltd.	1,444,300	4,915
	Singapore Exchange Ltd.	165,600	2,839
	Keppel Ltd.	284,800	2,402
	CapitaLand Integrated Commercial Trust	1,179,437	2,099
	Singapore Airlines Ltd.	306,000	1,626
	CapitaLand Investment Ltd.	457,900	911
	Venture Corp. Ltd.	57,200	807
	UOL Group Ltd.	95,000	756
	Keppel DC REIT	405,764	734
	SATS Ltd.	193,693	585
	City Developments Ltd.	82,800	557
	AEM Holdings Ltd.	57,563	469
	ComfortDelGro Corp. Ltd.	460,700	465
	Frasers Centrepoint Trust	247,158	440
	NetLink NBN Trust	532,800	415
	Mapletree Pan Asia Commercial Trust	393,000	394
	UMS Integration Ltd.	172,500	378
	Sheng Siong Group Ltd.	145,600	348
	Haw Par Corp. Ltd.	27,600	333
	CapitaLand Ascott Trust	447,500	314
	ESR-REIT	126,748	236
	Lendlease Global Commercial REIT	512,401	225
[1]	iFAST Corp. Ltd.	30,200	216
	Yangzijiang Maritime Development Ltd.	408,700	198
	First Resources Ltd.	83,800	174
	Hutchison Port Holdings Trust	841,100	172
	Olam Group Ltd.	158,200	155
	UOB-Kay Hian Holdings Ltd.	49,100	151
	SIA Engineering Co. Ltd.	58,600	148
	Raffles Medical Group Ltd.	165,100	125
	CapitaLand China Trust	237,400	120
	OUE REIT	409,800	114

		Shares	Market Value ($000)
	Riverstone Holdings Ltd.	124,000	90
	StarHub Ltd.	109,400	88
	Nanofilm Technologies International Ltd.	76,300	83
	Singapore Post Ltd.	313,900	79
	Bumitama Agri Ltd.	51,900	63
	COSCO SHIPPING International Singapore Co. Ltd.	240,700	22
			63,350
South Africa (1.1%)
	Anglogold Ashanti plc (XJSE)	85,642	8,193
	Naspers Ltd.	154,163	8,098
	Gold Fields Ltd.	179,748	7,089
	FirstRand Ltd.	1,071,489	6,098
	Standard Bank Group Ltd.	262,629	5,079
	Capitec Bank Holdings Ltd.	17,069	4,705
	Valterra Platinum Ltd.	53,147	4,389
	Impala Platinum Holdings Ltd.	180,465	2,572
	Absa Group Ltd.	154,966	2,259
	Discovery Ltd.	109,720	1,877
	Sanlam Ltd.	328,385	1,739
	Bid Corp. Ltd.	68,471	1,719
	Shoprite Holdings Ltd.	96,160	1,690
	Anglogold Ashanti plc	15,469	1,498
	Nedbank Group Ltd.	91,784	1,468
	Northam Platinum Holdings Ltd.	70,928	1,380
	Remgro Ltd.	104,118	1,219
	NEPI Rockcastle NV	124,266	1,088
[3]	Pepkor Holdings Ltd.	715,506	950
	Vodacom Group Ltd.	95,485	896
	OUTsurance Group Ltd.	171,909	752
	Old Mutual Ltd.	930,110	737
	Clicks Group Ltd.	49,067	710
	Aspen Pharmacare Holdings Ltd.	71,194	633
	Growthpoint Properties Ltd.	610,203	631
	Tiger Brands Ltd.	35,325	606
	Woolworths Holdings Ltd.	173,392	526
	Momentum Group Ltd.	233,045	519
	Redefine Properties Ltd.	1,340,488	495
	Mr. Price Group Ltd.	51,254	493
	Vukile Property Fund Ltd.	259,184	371
	AVI Ltd.	63,376	369
	Investec Ltd.	42,266	359
	Truworths International Ltd.	96,333	296
	Fortress Real Estate Investments Ltd. Class B	201,027	296
	Resilient REIT Ltd.	58,309	295
	Kumba Iron Ore Ltd.	14,586	292
	Netcare Ltd.	248,803	271
	Hyprop Investments Ltd.	77,459	271
	DRDGOLD Ltd.	92,459	244
[3]	Dis-Chem Pharmacies Ltd.	105,334	227
	Foschini Group Ltd.	63,921	225
	Life Healthcare Group Holdings Ltd.	341,742	225
	Telkom SA SOC Ltd.	50,809	195
	Motus Holdings Ltd.	28,987	183
	Santam Ltd.	6,952	160
	DataTec Ltd.	33,619	158
	Omnia Holdings Ltd.	25,166	157
	Coronation Fund Managers Ltd.	54,769	144
	Equites Property Fund Ltd.	120,835	134
	Astral Foods Ltd.	8,592	131
	Attacq Ltd.	122,045	127
	JSE Ltd.	13,108	125
*	Pick n Pay Stores Ltd.	103,584	119
	We Buy Cars Holdings Ltd.	48,597	105
	Burstone Group Ltd.	165,486	100
	Ninety One Ltd.	34,143	100
	Wilson Bayly Holmes-Ovcon Ltd.	8,784	90
*	MAS plc	64,539	86
*	Sappi Ltd.	108,821	83

		Shares	Market Value ($000)
*	KAP Ltd.	432,805	73
			76,119
South Korea (8.2%)
	Samsung Electronics Co. Ltd.	949,996	199,303
	SK hynix Inc.	109,068	169,820
[1]	Samsung Electro-Mechanics Co. Ltd.	11,091	15,678
*	SK Square Co. Ltd.	18,086	14,997
	Hyundai Motor Co.	26,914	12,877
	KB Financial Group Inc.	71,653	7,179
	Hyundai Mobis Co. Ltd.	11,623	5,919
*	Samsung SDI Co. Ltd.	11,917	5,443
	Shinhan Financial Group Co. Ltd.	86,102	5,356
	NAVER Corp.	29,994	4,649
	Samsung Life Insurance Co. Ltd.	15,949	4,121
	Hana Financial Group Inc.	53,504	4,094
	LG Electronics Inc.	20,233	3,945
	Celltrion Inc.	29,375	3,757
	LG Innotek Co. Ltd.	2,833	2,746
	Woori Financial Group Inc.	133,764	2,645
*,1	LG Energy Solution Ltd.	8,537	2,592
	LS Electric Co. Ltd.	15,382	2,479
	Samsung Fire & Marine Insurance Co. Ltd.	6,090	2,298
	LG Chem Ltd.	9,105	2,218
*,3	Samsung Biologics Co. Ltd.	2,376	2,150
	Alteogen Inc.	7,802	1,908
[1]	Ecopro Co. Ltd.	20,380	1,883
	LG Corp.	17,427	1,697
	Kakao Corp.	60,840	1,693
[1]	Mirae Asset Securities Co. Ltd.	40,403	1,654
	Samsung SDS Co. Ltd.	7,944	1,581
[1]	Ecopro BM Co. Ltd.	9,818	1,413
	Korea Investment Holdings Co. Ltd.	8,177	1,294
[1]	APR Corp.	4,888	1,281
[1]	POSCO Future M Co. Ltd.	6,542	1,070
	Samsung Securities Co. Ltd.	12,067	964
*	Meritz Financial Group Inc.	14,052	959
	Krafton Inc.	5,588	955
	IsuPetasys Co. Ltd.	11,051	947
	Daeduck Electronics Co. Ltd.	7,096	901
*	Peptron Inc.	4,346	866
[1]	Hyundai Autoever Corp.	1,352	848
	DB Insurance Co. Ltd.	8,688	824
[1]	DB HiTek Co. Ltd.	6,580	811
[1]	Jusung Engineering Co. Ltd.	6,056	805
*,1	HLB Inc.	23,780	801
	Korea Zinc Co. Ltd.	845	770
*,1	Rainbow Robotics	1,594	744
	KIWOOM Securities Co. Ltd.	2,948	727
	Coway Co. Ltd.	11,191	667
	Industrial Bank of Korea	49,651	667
	Sam Chun Dang Pharm Co. Ltd.	2,900	652
	HD Construction Equipment Co. Ltd.	6,499	651
*,1	L&F Co. Ltd.	5,817	650
[1]	Samyang Foods Co. Ltd.	813	650
[1]	HYBE Co. Ltd.	4,406	641
	Yuhan Corp.	11,195	631
	LEENO Industrial Inc.	9,750	630
*	LG Display Co. Ltd.	58,010	621
	Hankook Tire & Technology Co. Ltd.	13,857	614
*	Hanwha Solutions Corp.	21,530	598
*	ABLBio Inc.	7,943	589
	BNK Financial Group Inc.	49,200	550
	Sanil Electric Co. Ltd.	3,238	532
	KakaoBank Corp.	35,698	531
*	Fadu Inc.	6,835	510
	NC Corp.	2,646	508
	NH Investment & Securities Co. Ltd.	25,187	506
*	LigaChem Biosciences Inc.	5,010	502
*	Doosan Fuel Cell Co. Ltd.	8,204	498

		Shares	Market Value ($000)
	Eo Technics Co. Ltd.	1,638	496
*,1	SKC Co. Ltd.	5,313	492
	JB Financial Group Co. Ltd.	30,528	484
*	Hanwha Engine	11,012	468
	Hyundai Steel Co.	17,114	456
	Shinsegae Inc.	1,308	449
	SIMMTECH Co. Ltd.	5,592	441
	LG Uplus Corp.	40,869	438
	Doosan Bobcat Inc.	10,149	434
	Hanmi Pharm Co. Ltd.	1,291	420
*,1	Samsung Episholdings Co. Ltd.	1,309	420
*	Voronoi Inc.	2,193	417
	Amorepacific Corp.	5,352	408
	Orion Corp.	4,727	406
	HPSP Co. Ltd.	12,182	394
	WONIK IPS Co. Ltd.	5,572	393
*	OliX Pharmaceuticals Inc.	3,269	379
*,1	SK Biopharmaceuticals Co. Ltd.	5,835	347
*	Seojin System Co. Ltd.	6,725	346
*	D&D PharmaTech Inc.	5,512	345
	iM Financial Group Co. Ltd.	29,440	339
	KCC Corp.	921	337
[1]	Hanjin Kal Corp.	4,515	329
*	Hanwha Vision Co. Ltd.	6,987	312
	LG H&H Co. Ltd.	1,853	304
*,1	Doosan Robotics Inc.	4,299	304
*	Hanon Systems	78,102	292
	CJ Corp.	2,695	290
	Hansol Chemical Co. Ltd.	1,548	277
	PharmaResearch Co. Ltd.	1,348	264
	Hyundai Elevator Co. Ltd.	4,858	254
[1]	ISC Co. Ltd.	1,843	248
	Lotte Shopping Co. Ltd.	2,524	246
	HL Mando Co. Ltd.	5,846	241
*	Lotte Energy Materials Corp.	6,377	238
*	Hanall Biopharma Co. Ltd.	5,710	236
*	Hyundai Marine & Fire Insurance Co. Ltd.	10,212	234
	LOTTE Fine Chemical Co. Ltd.	6,675	232
*	ISU Specialty Chemical	3,622	232
*	Kakaopay Corp.	7,421	230
[1]	PSK Inc.	3,354	220
	Koh Young Technology Inc.	9,606	219
	E-MART Inc.	3,832	218
	Eugene Technology Co. Ltd.	2,626	217
	Doosan Tesna Inc.	2,032	213
	Korean Reinsurance Co.	24,793	212
	Hana Micron Inc.	7,818	210
*,1	Pearl Abyss Corp.	7,186	208
	Cheil Worldwide Inc.	16,796	206
*	Hotel Shilla Co. Ltd.	5,618	205
	S-1 Corp.	4,469	203
*,1	Ecopro Materials Co. Ltd.	4,901	203
	Dongjin Semichem Co. Ltd.	5,536	202
[1]	Posco DX Co. Ltd.	9,321	202
*	Oscotec Inc.	7,197	201
	ST Pharm Co. Ltd.	2,257	201
	Youngone Corp.	3,757	198
	Pan Ocean Co. Ltd.	54,142	197
	CJ CheilJedang Corp.	1,444	193
	Kolon Industries Inc.	4,047	193
*	Mezzion Pharma Co. Ltd.	4,407	192
	L&C Bio Co. Ltd.	3,819	192
	RFHIC Corp.	3,212	192
	JYP Entertainment Corp.	4,948	189
	TES Co. Ltd.	2,380	189
*	Naturecell Co. Ltd.	9,246	186
	TechWing Inc.	5,619	186
*	HD-Hyundai Marine Engine	3,958	186
[1]	Daejoo Electronic Materials Co. Ltd.	1,806	184
	SK Telecom Co. Ltd.	2,693	180

		Shares	Market Value ($000)
	Soulbrain Co. Ltd.	702	179
	Hyundai Department Store Co. Ltd.	2,381	172
*	Hanwha Life Insurance Co. Ltd.	52,513	170
	Silicon2 Co. Ltd.	7,106	170
	Cosmax Inc.	1,460	168
*	Taesung Co. Ltd.	4,397	168
*	Hugel Inc.	981	162
	Caregen Co. Ltd.	2,724	159
*,1	Lunit Inc.	14,183	158
[1]	Samwha Capacitor Co. Ltd.	1,578	156
	NongShim Co. Ltd.	596	152
	Park Systems Corp.	822	150
	Kolmar Korea Co. Ltd.	2,601	148
	Classys Inc.	4,916	146
	Tokai Carbon Korea Co. Ltd.	823	145
*,1	Hyundai Bioscience Co. Ltd.	18,383	141
	Samsung Card Co. Ltd.	4,478	137
*	CosmoAM&T Co. Ltd.	3,917	136
	SL Corp.	2,706	135
	Otoki Corp.	605	134
	CS Wind Corp.	4,255	134
	Misto Holdings Corp.	5,310	131
	Youngone Holdings Co. Ltd.	1,026	130
*,1	Seoul Semiconductor Co. Ltd.	15,001	129
[3]	Netmarble Corp.	4,571	129
	Intellian Technologies Inc.	1,443	128
	Dongsuh Cos. Inc.	7,807	127
	F&F Co. Ltd.	2,603	126
*	SK Bioscience Co. Ltd.	4,565	124
	SOLUM Co. Ltd.	9,153	122
*	SFA Semicon Co. Ltd.	21,812	121
	S&S Tech Corp.	2,737	120
	IPARK Hyundai Development Co.	8,569	117
	Celltrion Pharm Inc.	3,680	116
	People & Technology Inc.	3,713	115
	Daou Technology Inc.	4,330	114
	Innocean Worldwide Inc.	8,573	114
	Hyosung TNC Corp.	458	111
	Seegene Inc.	5,352	108
	HAESUNG DS Co. Ltd.	1,752	104
	SM Entertainment Co. Ltd.	1,954	103
	ESR Kendall Square REIT Co. Ltd.	38,996	102
[1]	Solid Inc.	9,403	100
*,1	SK Securities Co. Ltd.	45,765	99
*	Jeju Air Co. Ltd.	30,307	98
	LS Materials Ltd.	6,925	98
	SK Networks Co. Ltd.	12,913	97
	KCC Glass Corp.	5,656	95
	Shinsung Delta Tech Co. Ltd.	3,142	93
*	Chabiotech Co. Ltd.	10,353	92
	Pharmicell Co. Ltd.	9,124	91
	LX Holdings Corp.	15,973	91
*	GI Innovation Inc.	9,214	88
	NHN Corp.	2,569	87
	GC Biopharma Corp.	903	85
*	Creative & Innovative System	10,517	84
*,1	Foosung Co. Ltd.	10,740	82
	Lotte Rental Co. Ltd.	3,978	82
*	Hanwha Investment & Securities Co. Ltd.	19,767	81
	HK inno N Corp.	2,707	81
*	Asiana Airlines Inc.	16,566	80
*	Kumho Tire Co. Inc.	25,496	80
	Chong Kun Dang Pharmaceutical Corp.	1,505	79
	Lake Materials Co. Ltd.	6,170	76
	Samyang Corp.	2,589	74
	Cheryong Electric Co. Ltd.	1,881	74
	Daewoong Pharmaceutical Co. Ltd.	843	73
	Handsome Co. Ltd.	4,757	72
	HDC Holdings Co. Ltd.	4,934	72
	BH Co. Ltd.	3,513	72

		Shares	Market Value ($000)
	LX Semicon Co. Ltd.	2,067	72
	Advanced Nano Products Co. Ltd.	1,580	70
*,1	Enchem Co. Ltd.	2,927	68
	Daishin Securities Co. Ltd.	3,311	67
[1]	Hyundai GF Holdings	7,406	67
*	Yungjin Pharmaceutical Co. Ltd.	78,152	67
*	GemVax & Kael Co. Ltd.	6,732	67
	NEXTIN Inc.	1,496	67
	InBody Co. Ltd.	2,135	65
*	Duk San Neolux Co. Ltd.	2,518	65
*	OCI Co. Ltd.	809	65
	Ecopro HN Co. Ltd.	3,013	64
	Hyundai Green Food	5,779	64
	Amorepacific Holdings Corp.	4,161	63
	HS Hyosung Advanced Materials Corp.	453	63
	Il Dong Pharmaceutical Co. Ltd.	4,427	63
*	DL Holdings Co. Ltd.	1,720	62
	YG Entertainment Inc.	2,051	61
	Harim Holdings Co. Ltd.	8,158	61
	MegaStudyEdu Co. Ltd.	2,286	61
*,3	SK IE Technology Co. Ltd.	4,680	60
	Korea Electric Terminal Co. Ltd.	1,115	58
[1]	NICE Information Service Co. Ltd.	6,261	58
	TKG Huchems Co. Ltd.	5,261	58
	Medytox Inc.	884	57
	Mcnex Co. Ltd.	3,914	57
	Hankook & Co. Co. Ltd.	3,492	56
	KC Tech Co. Ltd.	1,333	56
*,1	Shinsung E&G Co. Ltd.	3,522	56
	Innox Advanced Materials Co. Ltd.	2,734	55
	Hana Tour Service Inc.	2,152	54
*	Shin Poong Pharmaceutical Co. Ltd.	8,136	54
	Yuanta Securities Korea Co. Ltd.	15,358	53
[1]	Dongwon Industries Co. Ltd.	2,151	51
	Daesang Corp.	3,998	51
	Orion Holdings Corp.	3,054	51
	Seobu T&D	7,287	51
	DongKook Pharmaceutical Co. Ltd.	3,882	51
*	Cosmochemical Co. Ltd.	5,429	51
	Korea Petrochemical Ind Co. Ltd.	552	47
*	CJ ENM Co. Ltd.	1,775	47
	ENF Technology Co. Ltd.	1,626	47
	Binggrae Co. Ltd.	947	46
	SK Chemicals Co. Ltd.	1,623	46
*,1	Kakao Games Corp.	7,250	46
*	Synopex Inc.	13,774	46
	Ahnlab Inc.	1,106	45
	Advanced Process Systems Corp.	2,691	45
*	Sungeel Hitech Co. Ltd.	1,120	45
*	Hanwha General Insurance Co. Ltd.	10,383	44
	Wemade Co. Ltd.	3,407	44
	SOOP Co. Ltd.	1,312	44
	Solus Advanced Materials Co. Ltd.	5,686	44
	DI Dong Il Corp.	2,704	44
*	SHIFT UP Corp.	2,285	43
	Hancom Inc.	2,992	41
	i-SENS Inc.	3,403	40
	NHN KCP Corp.	3,346	40
	SD Biosensor Inc.	7,679	40
*	HLB Life Science Co. Ltd.	17,868	39
	GS P&L Co. Ltd.	1,365	39
	Daewoong Co. Ltd.	3,023	38
	Sebang Global Battery Co. Ltd.	1,015	38
	Eugene Investment & Securities Co. Ltd.	11,914	38
	JW Pharmaceutical Corp.	2,012	37
	KH Vatec Co. Ltd.	4,675	37
*,1	Danal Co. Ltd.	9,030	37
*	Ananti Inc.	10,967	36
*	CJ CGV Co. Ltd.	11,775	36
	IS Dongseo Co. Ltd.	1,835	35

		Shares	Market Value ($000)
*	Studio Dragon Corp.	2,001	35
	PI Advanced Materials Co. Ltd.	2,086	35
	Dongkuk Steel Mill Co. Ltd.	4,869	35
[1]	Posco M-Tech Co. Ltd.	3,139	35
*	Komipharm International Co. Ltd.	6,788	34
	GC Corp.	4,002	34
	LF Corp.	2,298	34
*	Tongyang Life Insurance Co. Ltd.	6,926	34
	Hanil Cement Co. Ltd.	3,553	34
*,1	VT Co. Ltd.	3,884	34
	Sungwoo Hitech Co. Ltd.	6,733	33
*	Eubiologics Co. Ltd.	5,035	33
	Young Poong Corp.	937	32
*	Cafe24 Corp.	2,357	32
	NICE Holdings Co. Ltd.	3,866	31
	Taekwang Industrial Co. Ltd.	48	31
	Dentium Co. Ltd.	1,010	31
	Bukwang Pharmaceutical Co. Ltd.	9,336	30
	HL Holdings Corp.	1,004	30
	Dong-A ST Co. Ltd.	1,107	29
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	28
	Dong-A Socio Holdings Co. Ltd.	473	28
	KISWIRE Ltd.	2,100	28
*	UniTest Inc.	2,757	28
*,1	Binex Co. Ltd.	4,638	27
	Myoung Shin Industrial Co. Ltd.	4,181	27
	Unid Co. Ltd.	564	27
[1]	TCC Steel	2,666	27
	Youlchon Chemical Co. Ltd.	1,971	26
*	Daea TI Co. Ltd.	12,052	26
	Hanjin Logistics Corp.	2,330	26
	Soulbrain Holdings Co. Ltd.	794	26
*	Nexon Games Co. Ltd.	3,789	26
	Webzen Inc.	3,628	25
	Hyundai Home Shopping Network Corp.	457	25
*	Samyang Biopharmaceuticals Corp.	666	25
*	Hanssem Co. Ltd.	1,158	24
	Samyang Holdings Corp.	627	24
	Neowiz	1,855	24
*	HLB Therapeutics Co. Ltd.	13,458	24
	INTOPS Co. Ltd.	1,889	23
	Com2uSCorp	1,316	23
	Humedix Co. Ltd.	1,194	22
	Huons Co. Ltd.	1,104	22
	Lotte Wellfood Co. Ltd.	296	22
	Boryung	3,724	22
	Huons Global Co. Ltd.	996	21
	BNC Korea Inc.	10,353	21
*	Bioneer Corp.	3,245	19
*	Chunbo Co. Ltd.	542	18
*,2	Kum Yang Co. Ltd.	2,705	18
*	CMG Pharmaceutical Co. Ltd.	20,621	17
	Nexen Tire Corp.	3,733	16
*	Modetour Network Inc.	2,314	15
*	Genexine Inc.	6,305	15
*	LX Hausys Ltd.	610	14
	GOLFZON Co. Ltd.	496	14
*	GC Cell Corp.	1,068	14
*	DIO Corp.	1,349	13
*,2	NKGen Biotech Korea Co. Ltd.	2,034	13
	Zinus Inc.	2,107	13
*,1	Joongang Advanced Materials Co. Ltd.	12,006	12
	Hansae Co. Ltd.	1,819	11
	Korea United Pharm Inc.	915	11
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	11
*	GeneOne Life Science Inc.	10,592	8
*,2	Hyosung Chemical Corp.	217	6
			547,261

		Shares	Market Value ($000)
Spain (1.9%)
	Banco Santander SA	2,949,242	36,883
	Banco Bilbao Vizcaya Argentaria SA	1,142,380	26,682
	Industria de Diseno Textil SA	223,129	13,751
	CaixaBank SA	721,715	9,744
	Amadeus IT Group SA	87,348	5,572
[3]	Aena SME SA	138,438	4,017
[3]	Cellnex Telecom SA	113,924	3,812
	Telefonica SA	820,171	3,752
	Banco de Sabadell SA	997,592	3,373
	Bankinter SA	126,107	2,119
	Merlin Properties Socimi SA	83,511	1,467
	Redeia Corp. SA	81,102	1,391
	Acciona SA	4,815	1,381
	Acerinox SA	47,336	874
	Mapfre SA	182,490	853
[3]	Unicaja Banco SA	242,512	810
	Viscofan SA	8,348	578
	Sacyr SA	102,697	557
	Puig Brands SA Class B	28,753	540
	Colonial SFL Socimi SA	74,343	496
	CIE Automotive SA	14,198	487
*	Solaria Energia y Medio Ambiente SA	15,219	417
	Fluidra SA	17,410	381
	Vidrala SA	4,250	381
	Elecnor SA	7,863	376
	Melia Hotels International SA	24,736	323
	Construcciones y Auxiliar de Ferrocarriles SA	3,643	265
	Pharma Mar SA	2,269	265
*	Grenergy Renovables SA	1,832	263
	Laboratorios Farmaceuticos Rovi SA	3,732	258
	Almirall SA	14,521	194
[3]	Neinor Homes SA	9,993	185
	Ebro Foods SA	8,349	175
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	120,320	168
	Corp. ACCIONA Energias Renovables SA	5,826	157
*	Distribuidora Internacional de Alimentacion SA	2,984	138
*	HBX Group International plc	16,021	133
[1]	Atresmedia Corp. de Medios de Comunicacion SA	20,070	121
[3]	Gestamp Automocion SA	24,018	91
	Prosegur Cia de Seguridad SA	20,178	62
[3]	Global Dominion Access SA	13,399	50
[3]	Prosegur Cash SA	59,861	42
			123,584
Sweden (2.4%)
	Investor AB Class B	348,274	14,311
	Volvo AB Class B	301,543	10,616
	Atlas Copco AB Class A	497,043	9,504
	Sandvik AB	209,160	8,507
	Telefonaktiebolaget LM Ericsson Class B	551,324	7,189
	Assa Abloy AB Class B	195,069	7,005
	Swedbank AB Class A	162,343	5,994
	Skandinaviska Enskilda Banken AB Class A	296,378	5,923
	Atlas Copco AB Class B	318,339	5,389
	Epiroc AB Class A	144,061	4,262
	Svenska Handelsbanken AB Class A	286,007	4,222
	Investor AB Class A	102,432	4,151
	EQT AB	107,156	3,685
	Boliden AB	56,459	3,516
	Essity AB Class B	116,700	3,273
	Industrivarden AB Class A	47,164	2,675
	Telia Co. AB	464,356	2,489
	Tele2 AB Class B	109,957	2,064
	Volvo AB Class A	53,160	1,867
*	Swedish Orphan Biovitrum AB	37,719	1,805
	SKF AB Class B	68,397	1,794
	Skanska AB Class B	66,131	1,789
	Trelleborg AB Class B	40,554	1,767
	AddTech AB Class B	45,355	1,616

		Shares	Market Value ($000)
	Securitas AB Class B	95,177	1,588
[1]	H & M Hennes & Mauritz AB Class B	87,900	1,560
	Nordnet AB publ	40,987	1,431
	Epiroc AB Class B	55,661	1,421
	Svenska Cellulosa AB SCA Class B	121,195	1,333
	Beijer Ref AB Class B	90,358	1,255
	SSAB AB Class B	115,124	1,184
	Nibe Industrier AB Class B	302,062	1,181
	Lagercrantz Group AB Class B	38,315	1,058
	Mycronic AB	31,253	1,009
	AAK AB	37,496	1,006
	Avanza Bank Holding AB	26,793	1,002
	Castellum AB	70,974	963
	Getinge AB Class B	43,170	885
	L E Lundbergforetagen AB Class B	14,525	854
*	Fastighets AB Balder Class B	143,667	823
	Sectra AB Class B	26,892	809
	Sagax AB Class B	41,471	748
	Loomis AB Class B	13,579	670
	Investment AB Latour Class B	27,187	586
	Axfood AB	20,296	580
[3]	Munters Group AB	27,134	568
[3]	Thule Group AB	23,820	562
*	Asmodee Group AB Class B	32,701	526
	Holmen AB Class B	15,191	505
	Wihlborgs Fastigheter AB	54,325	501
*,3	Sinch AB	112,820	483
*	Camurus AB	8,407	479
[3]	Bravida Holding AB	38,825	478
	HMS Networks AB	8,102	472
	SSAB AB Class A	45,690	471
	Pandox AB Class B	21,351	407
	Asker Healthcare Group AB	44,473	399
	Catena AB	8,406	397
	Granges AB	18,992	392
	Elekta AB Class B	67,116	390
	Clas Ohlson AB Class B	8,258	377
*	Volvo Car AB Class B	131,549	340
	Fabege AB	39,115	337
[3]	BioArctic AB Class B	8,830	336
	AddLife AB Class B	19,916	321
*	Modern Times Group MTG AB Class B	22,131	319
[3]	Scandic Hotels Group AB	32,291	317
	Bufab AB	24,725	314
[3]	Attendo AB	23,976	306
	Industrivarden AB Class C	5,520	302
	NCC AB Class B	13,690	290
	Wallenstam AB Class B	65,558	286
	Husqvarna AB Class B	60,820	285
	Cibus Real Estate AB publ	17,173	284
	Peab AB Class B	28,585	281
	Bure Equity AB	9,365	278
	NCAB Group AB	30,830	274
[1]	Svenska Handelsbanken AB Class B	11,004	273
	Billerud Aktiebolag	40,232	267
*	Kinnevik AB Class B	43,398	264
	Medicover AB Class B	11,082	251
	Storskogen Group AB Class B	250,659	250
	Skandinaviska Enskilda Banken AB Class C	11,921	245
	Intea Fastigheter AB Class B	28,715	242
*,3	BoneSupport Holding AB	9,693	240
	Altra Fastigheter AB	29,014	227
	Hufvudstaden AB Class A	16,486	225
	Bilia AB Class A	14,304	219
*,3	Dometic Group AB	62,063	216
	Electrolux Professional AB Class B	40,253	211
	Lindab International AB	13,180	204
*	Embracer Group AB Class B	26,120	198
	NP3 Fastigheter AB	6,092	193
	Cloetta AB Class B	35,080	189

		Shares	Market Value ($000)
	Instalco AB	44,591	186
*	Sdiptech AB Class B	6,789	180
	Nolato AB Class B	33,096	179
	Vitec Software Group AB Class B	6,310	178
	Sagax AB	44,824	172
	Hemnet Group AB	15,099	161
	JM AB	11,871	154
	Vitrolife AB	14,082	151
*,3	Boozt AB	10,842	149
	Ratos AB Class B	39,366	148
*	Hexatronic Group AB	30,884	147
*	Xvivo Perfusion AB	4,813	144
*,1	Electrolux AB Class B	45,840	144
*	Norion Bank AB	22,070	138
	Systemair AB	16,210	132
	MIPS AB	4,807	126
	Dios Fastigheter AB	16,255	120
*	Vimian Group AB	39,520	119
	Atrium Ljungberg AB Class B	35,610	118
	Addnode Group AB Class B	21,789	110
	SkiStar AB	6,073	99
	NCC AB Class A	4,523	97
	Arjo AB Class B	34,510	92
	Investment AB Oresund	4,956	83
	Troax Group AB	6,748	83
	Platzer Fastigheter Holding AB Class B	9,812	78
	Truecaller AB Class B	49,201	71
*	Samhallsbyggnadsbolaget i Norden AB B Shares	184,210	68
	Corem Property Group AB Class B	125,246	37
	Fagerhult Group AB	10,522	22
*	Samhallsbyggnadsbolaget i Norden AB	20,190	16
			157,252
Switzerland (5.4%)
	Roche Holding AG	141,718	59,628
	Novartis AG (Registered)	386,648	58,156
	Nestle SA (Registered)	518,171	52,576
	UBS Group AG (Registered)	630,173	29,760
	Zurich Insurance Group AG	30,124	21,392
	Swiss Re AG	59,487	8,913
	Lonza Group AG (Registered)	13,776	8,799
	Galderma Group AG	36,806	7,786
	Sandoz Group AG	83,100	6,988
	Alcon AG	100,048	6,657
	Swiss Life Holding AG (Registered)	5,721	6,211
	Givaudan SA (Registered)	1,536	5,699
	Partners Group Holding AG	4,324	4,562
	Swisscom AG (Registered)	5,138	4,398
	Geberit AG (Registered)	6,619	4,337
[3]	VAT Group AG	5,391	4,209
	Helvetia Baloise Holding AG	15,414	4,000
	Logitech International SA (Registered)	29,749	3,615
	Julius Baer Group Ltd.	41,523	3,397
	Schindler Holding AG	8,871	2,986
	Swiss Prime Site AG (Registered)	15,831	2,654
	Straumann Holding AG (Registered)	21,719	2,625
	Sonova Holding AG (Registered)	9,896	2,612
	Chocoladefabriken Lindt & Spruengli AG	216	2,574
	Roche Holding AG (XSWX)	5,850	2,516
	Chocoladefabriken Lindt & Spruengli AG (Registered)	20	2,444
	Kuehne + Nagel International AG (Registered)	9,372	2,160
	Belimo Holding AG (Registered)	1,972	2,081
	Accelleron Industries AG	18,912	1,874
	PSP Swiss Property AG (Registered)	8,949	1,705
	Swatch Group AG (Registered)	22,308	1,214
	EMS-Chemie Holding AG (Registered)	1,330	1,214
	Flughafen Zurich AG (Registered)	3,703	1,123
	Swissquote Group Holding SA (Registered)	22,160	1,118
	Schindler Holding AG (Registered)	3,393	1,111
	Barry Callebaut AG (Registered)	707	1,090

		Shares	Market Value ($000)
*	SIG Group AG	66,615	1,028
	Huber + Suhner AG (Registered)	3,005	1,023
[3]	Galenica AG	9,573	1,021
	Temenos AG (Registered)	11,301	978
	Georg Fischer AG (Registered)	16,464	911
	Swatch Group AG	3,074	851
	Siegfried Holding AG (Registered)	7,931	831
	Banque Cantonale Vaudoise (Registered)	5,477	824
	Inficon Holding AG (Registered)	3,678	764
	Allreal Holding AG (Registered)	2,813	754
	Cembra Money Bank AG	5,914	719
	Mobimo Holding AG (Registered)	1,535	698
	EFG International AG	30,244	630
	Valiant Holding AG (Registered)	3,057	622
	Bucher Industries AG (Registered)	1,500	607
	Tecan Group AG (Registered)	2,795	556
	Vontobel Holding AG (Registered)	6,002	536
	Luzerner Kantonalbank AG (Registered)	3,913	536
	DKSH Holding AG	6,601	523
	SFS Group AG	3,176	517
	VZ Holding AG	2,695	512
*	ams-OSRAM AG	19,181	494
	Sunrise Communications AG Class A	8,940	493
	Bachem Holding AG	4,735	466
	Kardex Holding AG (Registered)	1,357	465
	Emmi AG (Registered)	414	457
	Berner Kantonalbank AG (Registered)	852	414
	St. Galler Kantonalbank AG (Registered)	503	413
	dormakaba Holding AG	5,959	396
	Burkhalter Holding AG	1,840	384
*	Aryzta AG	4,805	375
	Landis+Gyr Group AG	5,663	366
	Stadler Rail AG	12,163	355
	Softwareone Holding AG	32,634	349
	Ypsomed Holding AG (Registered)	745	333
	Jungfraubahn Holding AG (Registered)	967	328
	Interroll Holding AG (Registered)	152	325
	Daetwyler Holding AG	1,432	290
	Liechtensteinische Landesbank AG	2,242	283
	ALSO Holding AG (Registered)	1,183	281
*	Dottikon Es Holding AG (Registered)	624	247
	Bossard Holding AG (Registered) Class A	1,002	220
[3]	Medacta Group SA	1,188	217
*,3	Sensirion Holding AG	2,034	217
	Implenia AG (Registered)	2,771	215
	SKAN Group AG	3,092	196
	Forbo Holding AG (Registered)	183	175
	Intershop Holding AG	758	174
	OC Oerlikon Corp. AG Pfaeffikon (Registered)	33,613	164
	Cosmo NV	1,597	159
*,3	PolyPeptide Group AG	3,209	155
*	Basilea Pharmaceutica AG Allschwil (Registered)	2,183	145
	Zehnder Group AG	1,756	145
	Cie Financiere Tradition SA	416	139
	APG SGA SA	460	107
*,3	Medartis Holding AG	1,003	100
	Autoneum Holding AG	621	94
	Bell Food Group AG (Registered)	360	81
	TX Group AG	424	70
	Bystronic AG	253	66
[3]	Medmix AG	4,699	54
	VP Bank AG Class A	345	38
			360,070
Taiwan (11.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,900,310	363,041
	MediaTek Inc.	296,319	40,285
	Delta Electronics Inc.	388,171	29,783
	Hon Hai Precision Industry Co. Ltd.	2,458,424	22,504
	ASE Technology Holding Co. Ltd.	655,290	12,520

		Shares	Market Value ($000)
[1]	United Microelectronics Corp.	2,346,346	10,563
	Elite Material Co. Ltd.	57,675	9,322
	Unimicron Technology Corp.	269,417	8,940
	Accton Technology Corp.	99,625	7,623
	Yageo Corp.	309,560	7,202
	CTBC Financial Holding Co. Ltd.	3,513,171	6,783
	Chroma ATE Inc.	73,589	5,856
	Fubon Financial Holding Co. Ltd.	1,664,057	5,836
[1]	Quanta Computer Inc.	536,558	5,759
	Asia Vital Components Co. Ltd.	64,703	5,456
	Cathay Financial Holding Co. Ltd.	1,869,948	5,118
	Yuanta Financial Holding Co. Ltd.	2,171,891	4,128
	ASPEED Technology Inc.	6,500	3,868
[1]	Wiwynn Corp.	20,464	3,498
	TS Financial Holding Co. Ltd.	4,588,951	3,416
[1]	Asustek Computer Inc.	136,798	3,300
	Chunghwa Telecom Co. Ltd.	752,460	3,292
[1]	MPI Corp.	17,000	3,185
[1]	Winbond Electronics Corp.	626,289	3,082
	Wistron Corp.	611,391	3,061
	Nan Ya Plastics Corp.	976,329	3,045
	Mega Financial Holding Co. Ltd.	2,349,688	2,999
	E.Sun Financial Holding Co. Ltd.	3,022,092	2,987
	Gold Circuit Electronics Ltd.	68,500	2,860
	Lite-On Technology Corp.	385,033	2,844
[1]	Phison Electronics Corp.	34,000	2,736
	Taiwan Union Technology Corp.	51,000	2,691
*	Nanya Technology Corp.	227,000	2,463
	Global Unichip Corp.	16,471	2,430
	SinoPac Financial Holdings Co. Ltd.	2,500,646	2,395
	Zhen Ding Technology Holding Ltd.	145,667	2,377
*,1	Innolux Corp.	1,474,349	2,375
	Bizlink Holding Inc.	36,320	2,359
	KGI Financial Holding Co. Ltd.	3,165,271	2,271
	Alchip Technologies Ltd.	16,308	2,261
[1]	King Yuan Electronics Co. Ltd.	217,641	2,258
	Uni-President Enterprises Corp.	973,682	2,234
	Largan Precision Co. Ltd.	19,542	2,192
[1]	Jentech Precision Industrial Co. Ltd.	17,591	1,973
	First Financial Holding Co. Ltd.	2,150,367	1,885
*	Macronix International Co. Ltd.	358,000	1,880
	King Slide Works Co. Ltd.	11,367	1,817
*,1	Powerchip Semiconductor Manufacturing Corp.	645,730	1,798
	Hua Nan Financial Holdings Co. Ltd.	1,845,680	1,796
	Compeq Manufacturing Co. Ltd.	198,785	1,787
[1]	Realtek Semiconductor Corp.	95,393	1,758
[1]	Novatek Microelectronics Corp.	114,446	1,742
	PharmaEssentia Corp.	57,847	1,723
[1]	Globalwafers Co. Ltd.	52,000	1,649
	Powertech Technology Inc.	136,666	1,632
[1]	WT Microelectronics Co. Ltd.	176,205	1,618
[1]	eMemory Technology Inc.	14,000	1,511
	Taiwan Cooperative Financial Holding Co. Ltd.	2,044,737	1,495
	Tripod Technology Corp.	90,700	1,495
[1]	Evergreen Marine Corp. Taiwan Ltd.	215,591	1,464
	Kinsus Interconnect Technology Corp.	63,630	1,458
	Advantech Co. Ltd.	91,788	1,443
[1]	Chipbond Technology Corp.	149,000	1,429
	Lotes Co. Ltd.	16,840	1,408
	China Steel Corp.	2,252,008	1,371
	WinWay Technology Co. Ltd.	5,000	1,367
	Silergy Corp.	67,621	1,287
[1]	Gigabyte Technology Co. Ltd.	109,667	1,284
[1]	Vanguard International Semiconductor Corp.	239,544	1,274
	Airtac International Group	28,662	1,273
[1]	Formosa Plastics Corp.	829,473	1,261
	LandMark Optoelectronics Corp.	15,000	1,230
	United Integrated Services Co. Ltd.	33,000	1,210
	Win Semiconductors Corp.	70,000	1,165
[1]	Inventec Corp.	521,759	1,157

		Shares	Market Value ($000)
	Nan Ya Printed Circuit Board Corp.	43,000	1,152
	E Ink Holdings Inc.	163,728	1,151
	Formosa Chemicals & Fibre Corp.	685,701	1,094
	WPG Holdings Ltd.	289,678	1,089
	Chailease Holding Co. Ltd.	308,339	1,058
	Pegatron Corp.	373,794	1,055
	Far EasTone Telecommunications Co. Ltd.	346,308	1,048
[1]	Compal Electronics Inc.	865,401	1,007
	Taiwan Mobile Co. Ltd.	279,896	997
	Chang Hwa Commercial Bank Ltd.	1,484,045	959
	Shanghai Commercial & Savings Bank Ltd.	732,276	929
	Innodisk Corp.	16,141	911
	Universal Microwave Technology Inc.	13,000	903
[1]	AUO Corp.	1,208,703	881
	Hotai Motor Co. Ltd.	54,344	842
	L&K Engineering Co. Ltd.	32,744	813
	Co-Tech Development Corp.	41,000	788
	AP Memory Technology Corp.	21,000	786
	Fortune Electric Co. Ltd.	28,290	784
[1]	ADATA Technology Co. Ltd.	59,054	769
	Walsin Technology Corp.	62,000	768
	Hiwin Technologies Corp.	61,504	758
[1]	Walsin Lihwa Corp.	611,561	753
	WNC Corp.	73,791	743
	Taiwan Business Bank	1,431,263	742
	President Chain Store Corp.	107,090	731
	Ardentec Corp.	90,000	689
	Synnex Technology International Corp.	242,175	663
[1]	Catcher Technology Co. Ltd.	100,031	650
	Eva Airways Corp.	564,846	649
[1]	Teco Electric & Machinery Co. Ltd.	271,000	644
	Sigurd Microelectronics Corp.	87,000	628
	Sino-American Silicon Products Inc.	114,000	619
[1]	Wan Hai Lines Ltd.	233,260	610
	Fositek Corp.	10,000	610
[1]	Acer Inc.	542,961	608
	Acter Group Corp. Ltd.	19,000	599
	EZconn Corp.	10,000	584
	Chenbro Micom Co. Ltd.	13,000	560
	Kaori Heat Treatment Co. Ltd.	16,000	552
	Holy Stone Enterprise Co. Ltd.	27,300	549
	TA Chen Stainless Pipe	411,032	546
[1]	Chicony Electronics Co. Ltd.	124,000	535
[1]	Micro-Star International Co. Ltd.	127,521	532
	All Ring Tech Co. Ltd.	15,000	531
	Topco Scientific Co. Ltd.	36,813	528
	Solar Applied Materials Technology Corp.	104,000	525
	Visual Photonics Epitaxy Co. Ltd.	38,000	508
[1]	Mitac Holdings Corp.	179,872	507
	Advanced Echem Materials Co. Ltd.	15,000	507
[1]	Far Eastern New Century Corp.	608,312	499
	Kinik Co.	22,000	499
[1]	LuxNet Corp.	25,000	489
[1]	Asia Cement Corp.	437,000	474
	TXC Corp.	69,000	471
[1]	AURAS Technology Co. Ltd.	14,000	471
	Eternal Materials Co. Ltd.	176,495	456
	Elite Advanced Laser Corp.	29,000	448
	Eclat Textile Co. Ltd.	40,892	446
	Taichung Commercial Bank Co. Ltd.	754,538	444
	Simplo Technology Co. Ltd.	35,000	439
	Sinbon Electronics Co. Ltd.	43,362	434
	Grand Process Technology Corp.	4,000	434
	Chung-Hsin Electric & Machinery Manufacturing Corp.	81,000	429
	ITEQ Corp.	50,466	428
*	Taiwan Glass Industry Corp.	187,000	427
*	Wafer Works Corp.	135,442	424
[1]	Parade Technologies Ltd.	16,000	422
[1]	Foxconn Technology Co. Ltd.	216,368	419
[1]	Dynapack International Technology Corp.	30,000	413

		Shares	Market Value ($000)
[1]	China Airlines Ltd.	677,000	412
	Cheng Shin Rubber Industry Co. Ltd.	396,018	409
*,1	FOCI Fiber Optic Communications Inc.	16,085	403
	Chunghwa Precision Test Tech Co. Ltd.	4,000	397
	Elite Semiconductor Microelectronics Technology Inc.	51,000	395
	Transcend Information Inc.	36,000	385
	Capital Securities Corp.	303,000	371
	ChipMOS Technologies Inc.	104,000	370
[1]	VisEra Technologies Co. Ltd.	22,000	365
	Test Research Inc.	28,000	358
	Nien Made Enterprise Co. Ltd.	35,000	354
	Pou Chen Corp.	433,085	352
	Phoenix Silicon International Corp.	33,000	342
	Highwealth Construction Corp.	252,870	339
	Marketech International Corp.	21,000	339
	Taiwan Surface Mounting Technology Corp.	48,000	336
	I-Chiun Precision Industry Co. Ltd.	40,000	335
[1]	Taiwan High Speed Rail Corp.	419,000	332
*	C Sun Manufacturing Ltd.	17,000	332
	Tong Hsing Electronic Industries Ltd.	41,322	324
[1]	Makalot Industrial Co. Ltd.	46,341	320
	Shihlin Electric & Engineering Corp.	46,000	320
[1]	ASMedia Technology Inc.	6,866	318
*,1	Fulltech Fiber Glass Corp.	93,000	312
	Greatek Electronics Inc.	69,000	309
	Longwell Co.	28,000	307
	Pan Jit International Inc.	58,400	300
	Supreme Electronics Co. Ltd.	102,980	289
	Genius Electronic Optical Co. Ltd.	15,000	288
	Voltronic Power Technology Corp.	12,505	281
[1]	Radiant Opto-Electronics Corp.	80,586	273
	Scientech Corp.	10,000	273
[1]	Getac Holdings Corp.	82,000	272
	Nichidenbo Corp.	37,000	268
	Ennostar Inc.	114,000	264
*,1	Dynamic Holding Co. Ltd.	47,794	263
*	HannStar Display Corp.	483,000	262
[1]	Unitech Printed Circuit Board Corp.	120,877	261
*,1	Starlux Airlines Co. Ltd.	400,000	261
	President Securities Corp.	171,085	258
	Kinpo Electronics	209,000	258
[1]	Faraday Technology Corp.	39,313	257
	Sunonwealth Electric Machine Industry Co. Ltd.	48,337	244
	Primax Electronics Ltd.	103,000	243
	Elan Microelectronics Corp.	47,000	242
	Yankey Engineering Co. Ltd.	11,730	242
	IBF Financial Holdings Co. Ltd.	500,160	235
	Feng TAY Enterprise Co. Ltd.	104,728	234
	Lien Hwa Industrial Holdings Corp.	182,596	232
	Shin Zu Shing Co. Ltd.	35,841	231
	Far Eastern International Bank	580,646	220
	XinTec Inc.	27,000	220
[1]	Advanced Energy Solution Holding Co. Ltd.	6,000	220
	Global Mixed Mode Technology Inc.	24,000	216
	Arcadyan Technology Corp.	36,123	216
	AcBel Polytech Inc.	111,883	212
	Great Wall Enterprise Co. Ltd.	125,402	211
	Taiwan Hon Chuan Enterprise Co. Ltd.	53,000	209
	Ruentex Development Co. Ltd.	281,430	209
	Tatung Co. Ltd.	218,987	209
[1]	Tong Yang Industry Co. Ltd.	68,000	206
	Poya International Co. Ltd.	10,734	198
	Taiflex Scientific Co. Ltd.	38,115	196
	Gudeng Precision Industrial Co. Ltd.	11,491	196
	Feng Hsin Steel Co. Ltd.	95,000	195
	Tung Ho Steel Enterprise Corp.	90,110	194
	First Hi-Tec Enterprise Co. Ltd.	16,000	194
[1]	Nuvoton Technology Corp.	32,000	193
[1]	AmTRAN Technology Co. Ltd.	122,637	192
	Huaku Development Co. Ltd.	49,770	190

		Shares	Market Value ($000)
	Taiwan Secom Co. Ltd.	52,000	189
	Cheng Loong Corp.	307,000	186
	Chin-Poon Industrial Co. Ltd.	88,000	183
[1]	Global Brands Manufacture Ltd.	58,986	182
	Shinkong Insurance Co. Ltd.	39,000	181
*,1	HTC Corp.	125,000	180
[1]	Lotus Pharmaceutical Co. Ltd.	29,000	180
	Ennoconn Corp.	15,710	180
	Wiselink Co. Ltd.	56,000	179
[1]	Chenming Electronic Technology Corp.	46,000	178
	Wisdom Marine Lines Co. Ltd.	73,543	177
	Qisda Corp.	191,880	176
	TA-I Technology Co. Ltd.	40,000	175
	Sitronix Technology Corp.	18,000	175
	Sanyang Motor Co. Ltd.	90,000	174
[1]	Machvision Inc.	6,642	174
[1]	Ability Enterprise Co. Ltd.	65,429	173
*	Etron Technology Inc.	63,937	173
[1]	Taiwan Speciality Chemicals Corp.	18,000	172
	Taiwan Fertilizer Co. Ltd.	115,000	171
	Formosa Sumco Technology Corp.	17,000	170
	Shinkong Synthetic Fibers Corp.	233,316	169
	Thinking Electronic Industrial Co. Ltd.	18,000	167
	Airoha Technology Corp.	8,000	167
	Pixart Imaging Inc.	23,000	166
*	United Renewable Energy Co. Ltd.	284,420	166
	Ruentex Industries Ltd.	117,002	164
[1]	SDI Corp.	25,000	164
[1]	Foxsemicon Integrated Technology Inc.	16,000	163
	Goldsun Building Materials Co. Ltd.	145,753	161
	JPC connectivity Inc.	17,000	159
	YFY Inc.	206,000	159
*	Episil Technologies Inc.	56,000	158
	Taiwan Semiconductor Co. Ltd.	43,000	157
	Ta Ya Electric Wire & Cable	126,027	157
[1]	Allis Electric Co. Ltd.	39,404	157
[1]	Cleanaway Co. Ltd.	180,000	155
	Fusheng Precision Co. Ltd.	18,000	150
*,1	China Petrochemical Development Corp.	663,386	149
	Wah Lee Industrial Corp.	33,720	148
	Silicon Integrated Systems Corp.	69,602	147
	Taiwan PCB Techvest Co. Ltd.	116,000	144
*	Mercuries Life Insurance Co. Ltd.	592,204	142
*,1	TSEC Corp.	110,000	142
	Advanced Wireless Semiconductor Co.	26,370	141
	Weikeng Industrial Co. Ltd.	88,000	141
	TPK Holding Co. Ltd.	49,000	135
[1]	Charoen Pokphand Enterprise	33,600	134
	Hannstar Board Corp.	49,680	134
[1]	Bora Pharmaceuticals Co. Ltd.	12,108	134
	Tyntek Corp.	51,000	131
	Anpec Electronics Corp.	12,000	131
	Everlight Electronics Co. Ltd.	65,000	130
	Daxin Materials Corp.	10,000	130
	Union Bank of Taiwan	197,000	129
	Sercomm Corp.	46,653	128
	Ichia Technologies Inc.	57,000	126
[1]	Pan-International Industrial Corp.	70,000	124
	Sonix Technology Co. Ltd.	71,000	122
	Kaimei Electronic Corp.	23,200	122
[1]	Everlight Chemical Industrial Corp.	77,000	120
*	Foresee Pharmaceuticals Co. Ltd.	49,068	120
	Giant Manufacturing Co. Ltd.	53,740	119
	Stark Technology Inc.	25,000	118
	Center Laboratories Inc.	95,207	116
	Chang Wah Technology Co. Ltd.	53,500	116
	Nan Pao Resins Chemical Co. Ltd.	10,000	114
	ITE Technology Inc.	23,000	113
	Via Technologies Inc.	46,000	112
	Systex Corp.	27,000	112

		Shares	Market Value ($000)
	Tainan Spinning Co. Ltd.	280,000	112
	Shiny Chemical Industrial Co. Ltd.	18,900	112
	Taiwan Acceptance Corp.	47,847	111
	Farglory Land Development Co. Ltd.	48,000	111
	Merry Electronics Co. Ltd.	37,755	110
	Depo Auto Parts Ind Co. Ltd.	23,000	107
[1]	WUS Printed Circuit Co. Ltd.	20,000	107
	Coretronic Corp.	46,000	106
	Century Iron & Steel Industrial Co. Ltd.	32,000	106
	Chang Wah Electromaterials Inc.	63,000	105
	Panion & BF Biotech Inc.	53,000	102
	EVERGREEN Steel Corp.	34,000	101
[1]	momo.com Inc.	13,680	100
	Synmosa Biopharma Corp.	103,702	100
	Far Eastern Department Stores Ltd.	142,000	99
[1]	Gemtek Technology Corp.	63,000	99
	Sporton International Inc.	13,372	99
	Syncmold Enterprise Corp.	26,000	98
[1]	Fitipower Integrated Technology Inc.	17,703	97
	Amazing Microelectronic Corp.	27,242	95
[1]	Yulon Motor Co. Ltd.	105,185	92
	Ho Tung Chemical Corp.	298,000	90
	Channel Well Technology Co. Ltd.	49,000	90
	Evergreen Aviation Technologies Corp.	17,000	90
[1]	Raydium Semiconductor Corp.	10,000	89
	Lingsen Precision Industries Ltd.	69,000	88
*,1	Oneness Biotech Co. Ltd.	54,729	88
	O-Bank Co. Ltd.	277,000	88
*	Sunplus Technology Co. Ltd.	91,000	87
*	BES Engineering Corp.	210,060	87
	TTY Biopharm Co. Ltd.	37,000	87
*	Chung Hung Steel Corp.	149,000	87
*	FLEXium Interconnect Inc.	43,000	86
[1]	Solomon Technology Corp.	19,000	86
	G Shank Enterprise Co. Ltd.	22,000	85
[1]	Chicony Power Technology Co. Ltd.	26,000	84
	M31 Technology Corp.	4,600	84
	Bank of Kaohsiung Co. Ltd.	221,480	82
	Merida Industry Co. Ltd.	38,000	81
	Taiyen Biotech Co. Ltd.	80,000	81
	AGV Products Corp.	258,000	80
	Cathay Real Estate Development Co. Ltd.	110,000	80
	Grape King Bio Ltd.	24,890	80
	Adlink Technology Inc.	19,000	80
	Chong Hong Development Co. Ltd.	34,066	80
[1]	Ruentex Engineering & Construction Co.	15,000	80
	Clevo Co.	56,000	79
	Quanta Storage Inc.	29,000	78
	Flytech Technology Co. Ltd.	18,000	78
*	General Interface Solution GIS Holding Ltd.	32,000	78
	UPI Semiconductor Corp.	10,000	78
	Nan Kang Rubber Tire Co. Ltd.	80,087	77
	Taiwan Sakura Corp.	29,000	76
	China Bills Finance Corp.	140,000	75
	Hotai Finance Co. Ltd.	38,950	75
	Materials Analysis Technology Inc.	7,156	75
	China Motor Corp.	43,200	74
*	Taiwan-Asia Semiconductor Corp.	61,000	74
	Zyxel Group Corp.	49,961	73
*	Chun Yuan Steel Industry Co. Ltd.	99,000	73
[1]	Weltrend Semiconductor	30,000	73
*,1	Yieh Phui Enterprise Co. Ltd.	168,332	73
*	D-Link Corp.	134,760	72
	Formosa Taffeta Co. Ltd.	146,000	72
	Kung Long Batteries Industrial Co. Ltd.	18,000	72
	Brighton-Best International Taiwan Inc.	66,000	72
[1]	Sakura Development Co. Ltd.	60,480	71
	Zero One Technology Co. Ltd.	23,000	71
*,1	Hota Industrial Manufacturing Co. Ltd.	41,810	70
	Standard Foods Corp.	79,000	70

		Shares	Market Value ($000)
	Ton Yi Industrial Corp.	137,000	70
	Universal Cement Corp.	80,500	70
	Posiflex Technology Inc.	9,000	70
[1]	JSL Construction & Development Co. Ltd.	40,068	70
*	China Man-Made Fiber Corp.	327,080	69
	Evergreen International Storage & Transport Corp.	45,500	69
	Run Long Construction Co. Ltd.	73,260	69
[1]	ASROCK Inc.	9,000	69
	China Steel Chemical Corp.	26,000	68
*,1	Grand Pacific Petrochemical	188,799	68
*,1	Fittech Co. Ltd.	10,508	68
	Sinon Corp.	55,000	68
[1]	Kenmec Mechanical Engineering Co. Ltd.	32,000	68
	Wei Chuan Foods Corp.	173,000	67
*	Apex International Co. Ltd.	37,688	67
	Pegavision Corp.	6,514	67
*,1	Taiwan Mask Corp.	36,620	67
	CyberPower Systems Inc.	10,000	67
	Cheng Uei Precision Industry Co. Ltd.	53,000	66
	TCI Co. Ltd.	17,297	66
[1]	Alpha Networks Inc.	52,772	65
[1]	Allied Supreme Corp.	8,000	65
	CMC Magnetics Corp.	194,747	64
	YungShin Global Holding Corp.	36,000	64
*	Medigen Vaccine Biologics Corp.	44,390	64
	Kindom Development Co. Ltd.	65,010	62
	Kuo Toong International Co. Ltd.	37,330	62
*	Lumosa Therapeutics Co. Ltd.	16,000	62
	Topkey Corp.	12,000	61
	Dimerco Express Corp.	23,451	61
[1]	Great Tree Pharmacy Co. Ltd.	26,696	61
	Infortrend Technology Inc.	37,000	60
[1]	Altek Corp.	44,795	60
	Actron Technology Corp.	9,574	60
[1]	RichWave Technology Corp.	15,650	58
*	RDC Semiconductor Co. Ltd.	9,240	58
	Promate Electronic Co. Ltd.	35,999	58
[1]	Taiwan Paiho Ltd.	42,000	57
	Johnson Health Tech Co. Ltd.	15,000	57
[1]	FocalTech Systems Co. Ltd.	30,203	57
	Chief Telecom Inc.	5,000	57
	Kenda Rubber Industrial Co. Ltd.	105,001	56
	Hu Lane Associate Inc.	14,233	56
*	EirGenix Inc.	42,000	56
	China Electric Manufacturing Corp.	147,540	55
	IEI Integration Corp.	23,000	55
*	CyberTAN Technology Inc.	56,000	55
*	Career Technology MFG. Co. Ltd.	94,188	54
[1]	Motech Industries Inc.	56,594	54
[1]	Fulgent Sun International Holding Co. Ltd.	22,985	54
	Zeng Hsing Industrial Co. Ltd.	18,115	53
*,1	Phihong Technology Co. Ltd.	63,380	52
	Hsin Kuang Steel Co. Ltd.	41,000	52
	Xxentria Technology Materials Corp.	39,461	52
	TSRC Corp.	86,000	52
*	TaiMed Biologics Inc.	32,960	52
	Advanced Ceramic X Corp.	8,000	51
	Lian HWA Food Corp.	18,700	51
	Darfon Electronics Corp.	40,000	50
	ZillTek Technology Corp.	5,000	50
	Ability Opto-Electronics Technology Co. Ltd.	14,393	50
	Cenra Inc.	46,000	50
*	Holtek Semiconductor Inc.	26,000	49
	Continental Holdings Corp.	76,000	49
*	Lealea Enterprise Co. Ltd.	242,920	48
[1]	Cub Elecparts Inc.	14,281	48
[1]	Lai Yih Footwear Co. Ltd.	9,000	48
	Firich Enterprises Co. Ltd.	61,000	47
	Sunny Friend Environmental Technology Co. Ltd.	19,737	47
*	Egis Technology Inc.	12,000	47

		Shares	Market Value ($000)
[1]	Genesys Logic Inc.	15,000	47
	YC INOX Co. Ltd.	72,292	46
	Advanced International Multitech Co. Ltd.	27,000	46
*	Ritek Corp.	103,214	46
	Forcecon Tech Co. Ltd.	14,950	45
*,1	HD Renewable Energy Co. Ltd.	15,989	45
*	Gigastorage Corp.	40,000	44
	Rechi Precision Co. Ltd.	58,000	44
	China Metal Products	64,000	43
	Sampo Corp.	58,000	43
*	Tong-Tai Machine & Tool Co. Ltd.	34,000	42
[1]	USI Corp.	108,000	42
*,1	Andes Technology Corp.	6,000	42
[1]	Swancor Holding Co. Ltd.	10,000	40
	Speed Tech Corp.	41,833	40
	Bioteque Corp.	11,000	40
[1]	TYC Brother Industrial Co. Ltd.	35,000	39
	Formosan Rubber Group Inc.	49,000	39
	T3EX Global Holdings Corp.	18,000	39
	Nantex Industry Co. Ltd.	44,000	38
	Basso Industry Corp.	35,000	37
[1]	Namchow Holdings Co. Ltd.	37,000	37
*	Microbio Co. Ltd.	79,762	37
	Chlitina Holding Ltd.	11,332	37
	Savior Lifetec Corp.	59,436	37
*	Lung Yen Life Service Corp.	24,000	36
*	Adimmune Corp.	65,000	36
[1]	Elitegroup Computer Systems Co. Ltd.	50,000	35
	Radium Life Tech Co. Ltd.	112,771	35
	Hung Sheng Construction Ltd.	63,600	35
	FSP Technology Inc.	22,000	35
	Mercuries & Associates Holding Ltd.	78,969	35
	Delpha Construction Co. Ltd.	59,000	35
*	International CSRC Investment Holdings Co.	104,990	34
*	Taiwan TEA Corp.	98,000	34
	PharmaEngine Inc.	20,000	34
	Brogent Technologies Inc.	10,494	34
	Universal Vision Biotechnology Co. Ltd.	7,678	34
*	Oriental Union Chemical Corp.	75,000	33
	Chia Hsin Cement Corp.	76,100	33
	Gamania Digital Entertainment Co. Ltd.	25,000	33
	Darwin Precisions Corp.	67,500	31
	UPC Technology Corp.	91,000	31
[1]	Asia Polymer Corp.	71,757	30
*	Chung Hwa Pulp Corp.	78,000	30
	Advancetek Enterprise Co. Ltd.	37,000	30
*	Longchen Paper & Packaging Co. Ltd.	100,803	29
[1]	Iron Force Industrial Co. Ltd.	10,630	29
	KMC Kuei Meng International Inc.	11,000	29
	Soft-World International Corp.	9,000	28
	Sensortek Technology Corp.	5,000	28
	Waffer Technology Corp.	19,454	28
	Rich Development Co. Ltd.	122,490	27
*	Federal Corp.	47,000	27
	TaiDoc Technology Corp.	7,000	27
	Sinyi Realty Inc.	43,000	26
	Ultra Chip Inc.	10,000	26
[1]	Huang Hsiang Construction Corp.	21,554	25
*	Polaris Group	56,415	25
	Hong Pu Real Estate Development Co. Ltd.	37,000	23
	Gourmet Master Co. Ltd.	12,000	23
*	Kuo Yang Construction Co. Ltd.	39,000	22
	91APP Inc.	11,000	22
	Cyberlink Corp.	10,000	21
	KEE TAI Properties Co. Ltd.	70,650	21
	St. Shine Optical Co. Ltd.	7,000	21
*	Shining Building Business Co. Ltd.	80,000	20
[1]	Tung Thih Electronic Co. Ltd.	11,440	20
*	Medigen Biotechnology Corp.	18,000	19
*,1	Taiwan Styrene Monomer	70,000	18

		Shares	Market Value ($000)
	CHC Healthcare Group	20,000	18
	Yungshin Construction & Development Co. Ltd.	12,000	18
[1]	China General Plastics Corp.	43,155	17
	Rexon Industrial Corp. Ltd.	25,000	17
*	PChome Online Inc.	15,430	14
*	OBI Pharma Inc.	15,494	14
	ScinoPharm Taiwan Ltd.	13,000	8
	Shinfox Energy Co. Ltd.	23,492	5
*,2	Pharmally International Holding Co. Ltd.	1,282	—
			760,932
Thailand (0.5%)
	Delta Electronics Thailand PCL (Foreign)	577,800	6,231
	Advanced Info Service PCL (Foreign)	213,300	2,310
	Kasikornbank PCL (Foreign)	349,700	2,159
	CP ALL PCL (Foreign)	1,115,400	1,612
	SCB X PCL (Foreign)	332,400	1,373
	Airports of Thailand PCL (Foreign)	761,500	1,289
	Krung Thai Bank PCL (Foreign)	1,197,900	1,278
	Bangkok Dusit Medical Services PCL (Foreign)	2,199,000	1,229
	True Corp. PCL (Foreign)	2,501,314	1,060
	Central Pattana PCL (Foreign)	512,100	1,012
	Siam Cement PCL (Foreign)	144,100	1,006
	Bumrungrad Hospital PCL (Foreign)	122,100	673
	Bangkok Bank PCL (Foreign)	114,400	608
	TMBThanachart Bank PCL (Foreign)	7,601,324	533
	Minor International PCL (Foreign)	766,500	529
	Tisco Financial Group PCL (Foreign)	116,700	405
	Charoen Pokphand Foods PCL (Foreign)	666,100	388
	Central Retail Corp. PCL (Foreign)	488,100	315
	Kiatnakin Phatra Bank PCL (Foreign)	107,900	291
	Krungthai Card PCL (Foreign)	297,100	274
	Indorama Ventures PCL (Foreign)	349,400	250
	Thanachart Capital PCL (Foreign)	124,400	228
	Thaifoods Group PCL (Foreign)	674,500	202
	KCE Electronics PCL (Foreign)	157,100	180
	WHA Premium Growth Freehold & Leasehold REIT	539,046	172
	Bangkok Expressway & Metro PCL (Foreign)	1,075,800	172
	Thai Union Group PCL (Foreign)	490,700	168
	Home Product Center PCL (Foreign)	864,100	160
	Com7 PCL (Foreign)	191,800	153
	Land & Houses PCL (Foreign)	1,322,100	146
	Cal-Comp Electronics Thailand PCL (Foreign)	517,200	139
	TIDLOR Holdings PCL (Foreign)	246,217	139
	Hana Microelectronics PCL (Foreign)	121,600	138
	CPN Retail Growth Leasehold REIT	357,300	137
	SCG Packaging PCL (Foreign)	184,900	134
	CP Axtra PCL (Foreign)	275,755	128
	Srisawad Corp. PCL (Foreign)	188,761	127
	Bangkok Airways PCL (Foreign)	265,900	127
	Thai Life Insurance PCL (Foreign)	357,500	122
	Osotspa PCL (Foreign)	252,500	119
	Central Plaza Hotel PCL (Foreign)	111,600	115
	Muangthai Capital PCL (Foreign)	125,100	110
	Supalai PCL (Foreign)	225,000	107
	Sansiri PCL (Foreign)	2,360,900	104
	MBK PCL (Foreign)	180,300	103
*	BTS Group Holdings PCL (Foreign)	1,630,522	102
	Amata Corp. PCL (Foreign)	128,493	97
*	Energy Absolute PCL (Foreign)	889,900	93
	AP Thailand PCL (Foreign)	404,800	91
	Asset World Corp. PCL (Foreign)	1,251,300	87
	Sri Trang Agro-Industry PCL (Foreign)	141,300	83
	Stecon Group PCL (Foreign)	169,600	82
	Siam Global House PCL (Foreign)	355,775	81
	Thai Vegetable Oil PCL (Foreign)	101,470	78
	Betagro PCL (Foreign)	124,900	76
	Thailand Future Fund	347,700	70
	TTW PCL (Foreign)	230,200	66
	Berli Jucker PCL (Foreign)	143,500	62

		Shares	Market Value ($000)
	Mega Lifesciences PCL (Foreign)	56,000	62
	PTG Energy PCL (Foreign)	257,700	58
	AEON Thana Sinsap Thailand PCL (Foreign)	19,700	57
	Tipco Asphalt PCL (Foreign)	133,700	57
*	Thaicom PCL (Foreign)	155,200	55
	Bangkok Chain Hospital PCL (Foreign)	190,200	55
	I-TAIL Corp. PCL (Foreign)	110,500	55
	Bangkok Life Assurance PCL NVDR	77,600	54
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	54
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	50
	VGI PCL (Foreign)	1,471,199	43
	Quality Houses PCL (Foreign)	994,900	41
	Bangkok Life Assurance PCL (Foreign)	58,000	41
	Chularat Hospital PCL (Foreign)	885,000	39
	JMT Network Services PCL (Foreign)	114,192	39
*	Jasmine Technology Solution PCL (Foreign)	31,600	39
	TOA Paint Thailand PCL (Foreign)	102,200	38
	Plan B Media PCL (Foreign)	269,068	35
	Dhipaya Group Holdings PCL (Foreign)	50,400	33
	GFPT PCL (Foreign)	115,600	30
	SKY ICT PCL (Foreign)	60,500	27
	Thonburi Healthcare Group PCL (Foreign)	105,140	25
	MK Restaurants Group PCL (Foreign)	37,800	24
	Bangkok Land PCL (Foreign)	1,730,200	23
	Jaymart Group Holdings PCL (Foreign)	83,900	23
*	Jasmine International PCL (Foreign)	655,813	22
	Dohome PCL (Foreign)	208,862	22
	SPCG PCL (Foreign)	57,800	16
			30,440
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	173,572	1,394
	Akbank TAS	626,999	856
	Turk Hava Yollari AO	117,475	754
	Eregli Demir ve Celik Fabrikalari TAS	711,579	602
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	83,508	564
	Turkcell Iletisim Hizmetleri A/S	242,981	529
*	Yapi ve Kredi Bankasi A/S	685,513	486
	Turkiye Is Bankasi A/S Class C	1,723,284	485
	Katilimevim Tasarruf Finansman A/S	132,674	362
	Coca-Cola Icecek A/S	179,039	311
	Turkiye Garanti Bankasi A/S	114,970	303
	Ford Otomotiv Sanayi A/S	157,079	284
*	Turkiye Sise ve Cam Fabrikalari A/S	241,289	239
*	Isiklar Enerji ve Yapi Holding A/S	94,051	233
	Migros Ticaret A/S	15,861	225
	Yeni Gimat Gayrimenkul Ortakligi A/S	41,803	218
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	154,501	204
*,3	MLP Saglik Hizmetleri A/S	19,196	188
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	6,785	186
*	Sasa Polyester Sanayi A/S	3,082,887	177
*	TAV Havalimanlari Holding A/S	31,485	171
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	68,244	171
*	Gubre Fabrikalari TAS	13,869	165
*	Pegasus Hava Tasimaciligi A/S	42,511	156
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	173,647	149
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	85,480	144
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	349,864	143
	Tofas Turk Otomobil Fabrikasi A/S	21,871	139
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	84,116	137
*	Turk Telekomunikasyon A/S	92,376	123
*	Turk Altin Isletmeleri A/S	128,877	122
*	Ral Yatirim Holding A/S	22,281	121
	LDR Turizm A/S	42,660	105
[3]	Enerjisa Enerji A/S	43,953	104
*	Petkim Petrokimya Holding A/S	214,602	102
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	104,776	93
	Nuh Cimento Sanayi A/S	19,126	93
	Turkiye Sigorta A/S	339,220	92
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	53,580	88

		Shares	Market Value ($000)
	TAB Gida Sanayi ve Ticaret A/S	14,801	86
*	Turkiye Halk Bankasi A/S	93,985	85
*	Arcelik A/S	37,563	84
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	133,424	83
*	Turkiye Vakiflar Bankasi TAO	124,344	82
	Oyak Cimento Fabrikalari A/S	182,404	81
*	MIA Teknoloji A/S	72,289	79
*	Lydia Holding A/S	18,213	79
	Is Yatirim Menkul Degerler A/S	94,936	78
	Ulker Biskuvi Sanayi A/S	30,197	75
*	Fenerbahce Futbol A/S	828,060	73
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	37,210	72
	Anadolu Anonim Turk Sigorta Sirketi	120,412	71
	Global Yatirim Holding A/S	213,030	69
*	Baticim Bati Anadolu Cimento Sanayii A/S	506,064	67
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	29,756	66
	Cimsa Cimento Sanayi ve Ticaret A/S	59,555	65
*	Bera Holding A/S	177,410	65
	Dogan Sirketler Grubu Holding A/S	124,692	63
	Dogus Otomotiv Servis ve Ticaret A/S	14,658	58
*	BatiSoke Soke Cimento Sanayii TAS	68,072	57
*	Investco Holding A/S	3,977	56
	Anadolu Hayat Emeklilik A/S	25,693	56
*	Hektas Ticaret TAS	627,865	54
	Borusan Yatirim ve Pazarlama A/S	1,252	52
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	52
	Sekerbank Turk A/S	177,616	50
	Logo Yazilim Sanayi ve Ticaret A/S	14,556	49
*	Turk Traktor ve Ziraat Makineleri A/S	4,997	49
*	Sok Marketler Ticaret A/S	47,018	48
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	47
*	Kayseri Seker Fabrikasi A/S	460,316	47
*	Akcansa Cimento A/S	9,388	46
	Turkiye Sinai Kalkinma Bankasi A/S	191,324	46
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	224,460	46
*	DAP Gayrimenkul Gelistirme A/S Class C	218,994	45
	AKIS Gayrimenkul Yatirimi A/S	220,620	44
	Albaraka Turk Katilim Bankasi A/S	251,755	43
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	116	40
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	47,568	39
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	39
	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	38
	Oyak Yatirim Menkul Degerler A/S	34,741	36
*	Is Finansal Kiralama A/S	76,041	33
*	EGE Endustri ve Ticaret A/S	243	30
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	278,772	29
*	Tat Gida Sanayi A/S	56,770	26
	Kocaer Celik Sanayi ve Ticaret A/S	94,117	26
	Bursa Cimento Fabrikasi A/S	199,805	26
*	Akfen Yenilenebilir Enerji A/S	54,444	25
*	Aksigorta A/S	146,487	23
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	302,799	23
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	592,201	20
	Kontrolmatik Enerji ve Muhendislik A/S	115,866	20
	Escar Turizm Tasimacilik Ticaret A/S	19,478	20
*	Vestel Elektronik Sanayi ve Ticaret A/S	34,099	19
*	Polisan Holding A/S	45,381	19
	Iskenderun Demir ve Celik A/S	15,458	19
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	19
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	19
	Ebebek Magazacilik A/S Class B	10,694	19
*	Kordsa Teknik Tekstil A/S	9,659	18
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	261,639	18
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	69,090	18
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	18
	Eczacibasi Yatirim Holding Ortakligi A/S	2,082	16
	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	16
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	15
*	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	14
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	14

		Shares	Market Value ($000)
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	44,755	14
*	Karel Elektronik Sanayi ve Ticaret A/S	49,347	14
	Galata Wind Enerji A/S	23,533	14
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	27,777	13
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	13
*	Qua Granite Hayal	164,436	13
*	Biotrend Cevre ve Enerji Yatirimlari A/S	33,343	12
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	1,514	11
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	10
*	Imas Makina Sanayi A/S	145,988	10
	Suwen Tekstil Sanayi Pazarlama A/S	53,215	9
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	9
*	Aydem Yenilenebilir Enerji A/S	16,135	9
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	51,537	9
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	6
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	6
			14,312
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	885,088	4,078
	Emaar Properties PJSC	1,242,805	4,022
	Emirates Telecommunications Group Co. PJSC	696,335	3,429
	Emirates NBD Bank PJSC	364,141	2,758
	Abu Dhabi Commercial Bank PJSC	656,318	2,463
	Abu Dhabi Islamic Bank PJSC	301,682	1,690
	Aldar Properties PJSC	755,981	1,615
*	Two Point Zero Group PJSC	2,143,916	1,258
	Dubai Islamic Bank PJSC	568,202	1,145
	Emaar Development PJSC	168,873	669
	Salik Co. PJSC	367,548	538
	Agility Global plc	1,217,504	497
	Dubai Investments PJSC	430,012	430
	Borouge plc	600,114	414
	Americana Restaurants International plc - Foreign Co.	606,423	325
	Sharjah Islamic Bank	415,149	322
	GFH Bank BSC (XKUW)	504,551	305
	Talabat Holding plc	942,729	283
	Parkin Co. PJSC	161,929	255
*	Abu Dhabi Ports Co. PJSC	179,974	224
	Ajman Bank PJSC	465,977	181
	Fertiglobe plc	196,108	179
	Amanat Holdings PJSC	517,375	178
	Lulu Retail Holdings plc	608,729	165
	Abu Dhabi National Hotels	1,531,081	164
	Emirates Central Cooling Systems Corp.	366,329	159
*	RAK Properties PJSC	524,931	142
*	Space42 plc	293,361	142
	Dubai Financial Market PJSC	301,364	120
*	Phoenix Group plc	580,462	106
	Agthia Group PJSC	53,297	49
	GFH Bank BSC (XDFM)	76,225	45
*,2	Arabtec Holding PJSC	101,139	—
			28,350
United Kingdom (6.0%)
	AstraZeneca plc	302,163	56,101
	Unilever plc	431,993	24,344
	GSK plc	805,848	20,377
	Barclays plc	2,801,601	17,115
	Lloyds Banking Group plc	11,909,140	16,290
	NatWest Group plc	1,609,871	12,948
	RELX plc	367,066	11,979
	London Stock Exchange Group plc	97,984	11,856
	Compass Group plc	342,709	10,991
	Standard Chartered plc	364,463	9,760
	Reckitt Benckiser Group plc	131,521	8,094
	Haleon plc	1,791,289	8,087
	Prudential plc	512,313	7,289
	Tesco plc	1,255,259	7,276
	Sunbelt Rentals Holdings Inc.	83,225	6,523
	Experian plc	186,735	6,449

		Shares	Market Value ($000)
	3i Group plc	200,251	6,082
	Vodafone Group plc	3,669,588	5,514
	Aviva plc	613,957	5,054
	Halma plc	75,259	4,731
	InterContinental Hotels Group plc	28,733	4,406
	Legal & General Group plc	1,130,529	4,115
	Next plc	23,155	4,107
	Coca-Cola Europacific Partners plc	42,423	3,845
	Antofagasta plc	68,737	3,787
	BT Group plc	1,135,294	3,184
	Rentokil Initial plc	505,654	3,038
	Informa plc	259,675	2,821
	United Utilities Group plc	149,477	2,702
	Segro plc	277,170	2,687
	Diploma plc	27,310	2,561
	International Consolidated Airlines Group SA	439,247	2,530
	Endeavour Mining plc	41,107	2,527
	Smith & Nephew plc	169,345	2,524
*	Coca-Cola HBC AG	40,691	2,334
	Admiral Group plc	49,998	2,212
	Sage Group plc	189,292	2,141
	Severn Trent plc	53,049	2,115
	Bunzl plc	65,633	2,075
	Beazley plc	118,559	2,039
	Marks & Spencer Group plc	416,880	1,991
	Pearson plc	128,586	1,911
*	Wise Group plc Class A	152,046	1,905
	M&G plc	433,727	1,838
	Games Workshop Group plc	6,753	1,800
	St. James's Place plc	102,642	1,659
	Fresnillo plc	37,536	1,649
	IG Group Holdings plc	67,593	1,630
	Hiscox Ltd.	67,452	1,582
	Standard Life plc	151,565	1,577
	Associated British Foods plc	58,150	1,423
	ICG plc	56,314	1,407
	DCC plc	17,283	1,394
	J Sainsbury plc	346,322	1,376
	Kingfisher plc	349,870	1,351
	Land Securities Group plc	156,122	1,318
	Aberdeen Group plc	355,715	1,186
	Croda International plc	28,279	1,155
*	Burberry Group plc	71,454	1,134
	British Land Co. plc	207,049	1,129
	LondonMetric Property plc	440,034	1,119
	Howden Joinery Group plc	108,081	1,114
	Schroders plc	141,254	1,107
	Whitbread plc	34,192	1,074
[3]	Convatec Group plc	387,352	1,051
[3]	Autotrader Group plc	171,926	1,016
	Investec plc	113,541	997
	Lion Finance Group plc	6,684	997
	Barratt Redrow plc	278,483	981
	Persimmon plc	64,249	960
	Johnson Matthey plc	32,556	931
[1]	Mondi plc	88,645	897
	Man Group plc	240,142	886
	Rightmove plc	156,300	879
*	Berkeley Group Holdings plc	18,827	868
	RS Group plc	96,439	866
	Plus500 Ltd.	14,046	834
	Taylor Wimpey plc	752,354	805
	WPP plc	213,632	796
	ITV plc	710,545	777
	Cranswick plc	10,432	768
	Pan African Resources plc	395,232	730
	Inchcape plc	62,960	716
[3]	Quilter plc	273,262	713
	Pennon Group plc	102,306	709
	Computacenter plc	11,268	673

		Shares	Market Value ($000)
	UNITE Group plc	95,519	661
[3]	Airtel Africa plc	139,995	661
	Hikma Pharmaceuticals plc	32,804	650
	Bellway plc	23,624	609
	Primary Health Properties plc	474,472	599
	Softcat plc	25,267	592
	Mitie Group plc	241,150	580
	TP ICAP Group plc	137,303	564
	Shaftesbury Capital plc	301,976	551
[3]	JTC plc	30,708	546
	Renishaw plc	7,645	543
	JD Sports Fashion plc	470,617	533
	Derwent London plc	22,264	532
	TBC Bank Group plc	8,672	525
	Hochschild Mining plc	63,234	523
*	Helios Towers plc	163,251	515
	B&M European Value Retail plc	216,987	499
	Hammerson plc	105,992	492
	Oxford Instruments plc	10,985	482
*,3	Watches of Switzerland Group plc	49,359	477
	AJ Bell plc	57,957	469
	Greggs plc	20,199	466
	OSB Group plc	66,734	463
	Tate & Lyle plc	68,240	462
	Canal+ SA	129,527	445
	Sirius Real Estate Ltd.	330,595	438
	Big Yellow Group plc	38,157	430
	Genus plc	13,612	425
	Premier Foods plc	154,566	418
	Paragon Banking Group plc	40,622	417
	Coats Group plc	356,603	392
	Grafton Group plc	34,849	390
	SSP Group plc	167,994	378
	easyJet plc	70,685	377
	Safestore Holdings plc	42,955	373
	Currys plc	182,844	369
	International Workplace Group plc	144,596	368
*	Ocado Group plc	122,950	367
	Lancashire Holdings Ltd.	44,939	364
	Clarkson plc	5,640	352
	Savills plc	31,092	348
	Greencore Group plc	124,417	340
[3]	Bridgepoint Group plc	92,246	332
	Grainger plc	147,992	314
	Great Portland Estates plc	72,327	304
	Ashmore Group plc	100,417	281
	Volution Group plc	33,388	276
	Travis Perkins plc	37,857	271
	Dunelm Group plc	24,324	254
	Zigup plc	40,065	253
	Rathbones Group plc	9,511	252
	Firstgroup plc	104,191	240
	4imprint Group plc	4,861	239
	Vesuvius plc	36,985	232
*	Vistry Group plc	61,608	231
*	Molten Ventures plc	28,440	225
	MONY Group plc	93,566	223
*,3	Trainline plc	76,010	223
	IntegraFin Holdings plc	47,586	216
	Baltic Classifieds Group plc	89,615	216
	Pets at Home Group plc	78,854	204
	Breedon Group plc	52,809	201
	Bytes Technology Group plc	40,088	199
*,3	Trustpilot Group plc	61,455	195
	Telecom Plus plc	13,753	187
	Kainos Group plc	15,882	185
	Moonpig Group plc	59,098	174
	WH Smith plc	26,128	173
	Domino's Pizza Group plc	68,904	173
*	Close Brothers Group plc	26,745	166

		Shares	Market Value ($000)
	Ninety One plc	53,082	159
	AG Barr plc	18,819	155
*	Oxford Nanopore Technologies plc	78,344	151
	Jupiter Fund Management plc	68,814	148
*	IP Group plc	159,483	148
	Genuit Group plc	41,445	146
	RHI Magnesita NV	3,442	137
	Hays plc	295,287	131
[3]	Spire Healthcare Group plc	43,341	129
	Wickes Group plc	42,103	101
	Workspace Group plc	21,264	100
	Hilton Food Group plc	13,782	95
	Dr. Martens plc	95,335	95
[3]	CMC Markets plc	18,876	94
	NCC Group plc	48,301	92
	Pagegroup plc	52,440	86
[3]	Ibstock plc	60,143	84
	Future plc	18,311	81
	Picton Property Income Ltd.	81,152	80
	Marshalls plc	41,669	79
*	AO World plc	62,553	79
*,1	THG plc	122,226	55
	Crest Nicholson Holdings plc	43,431	42
*,1,3	Aston Martin Lagonda Global Holdings plc	49,662	30
*,2	NMC Health plc	4,208	—
			397,210
Total Common Stocks (Cost $4,305,871)			6,533,787
Preferred Stocks (0.8%)
	Samsung Electronics Co. Ltd. Preference Shares	162,000	21,675
	Itau Unibanco Holding SA Preference Shares	1,094,463	8,687
	Banco Bradesco SA Preference Shares	1,028,546	3,609
	Itausa SA Preference Shares	1,163,998	2,981
	Henkel AG & Co. KGaA Preference Shares	30,830	2,393
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	24,472	2,095
	Hyundai Motor Co. Preference Shares (XARX)	6,721	1,211
	Gerdau SA Preference Shares	260,093	1,174
	Hyundai Motor Co. Preference Shares	5,367	975
	Bayerische Motoren Werke AG Preference Shares	11,210	974
	Grupo Cibest SA Preference Shares	57,578	968
	Cia Energetica de Minas Gerais Preference Shares	309,066	659
	FUCHS SE Preference Shares	11,518	527
	LG Electronics Inc. Preference Shares	5,698	363
	Grupo de Inversiones Suramericana SA Preference Shares	28,484	332
	Sixt SE Preference Shares	4,152	307
*	Samsung SDI Co. Ltd. Preference Shares	1,554	306
	Isa Energia Brasil SA Preference Shares	56,185	301
	Metalurgica Gerdau SA Preference Shares	149,596	291
	Mirae Asset Securities Co. Ltd. Preference Shares	28,057	291
	LG Chem Ltd. Preference Shares	2,525	281
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	110,300	242
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	66,800	194
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	786	191
	Bradespar SA Preference Shares	38,509	177
	Draegerwerk AG & Co. KGaA Preference Shares	1,635	175
	Marcopolo SA Preference Shares	136,840	164
	Korea Investment Holdings Co. Ltd. Preference Shares	1,298	143
	Banco ABC Brasil SA Preference Shares	27,185	132
	Daishin Securities Co. Ltd. Preference Shares	8,386	115
	Alpargatas SA Preference Shares	46,900	115
	Unipar Carbocloro SA Preference Shares Class B	9,373	113
	Corem Property Group AB Preference Shares	3,955	102
	Amorepacific Corp. Preference Shares	4,016	100
	Localiza Rent a Car SA Preference Shares	6,694	54
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	50
	CJ CheilJedang Corp. Preference Shares	543	45
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	9,308	38
	LG H&H Co. Ltd. Preference Shares	474	32

			Shares	Market Value ($000)
*		Randoncorp SA Preference Shares	27,400	28
Total Preferred Stocks (Cost $31,616)				52,610
Rights (0.0%)
*		Electrolux AB Exp. 6/16/2026	91,680	122
*		Parque Arauco SA Exp. 6/2/2026	11,483	4
*		Almirall SA Exp. 6/1/2026	14,521	3
*,2		Greencore Group plc Share Incentive Plan CVR Exp. 6/30/2026	30,028	1
Total Rights (Cost $363)				130
Warrants (0.0%)
*,2		Webuild SpA Exp. 8/31/2030	3,597	4
*		VGI PCL Exp. 5/23/2027	88,419	—
Total Warrants (Cost $—)				4
		Coupon
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $99,773)	3.667%	997,849	99,775
Total Investments (100.6%) (Cost $4,437,623)				6,686,306
Other Assets and Liabilities—Net (-0.6%)				(39,397)
Net Assets (100%)				6,646,909
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,402.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $164,271, representing 2.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $82,084 was received for securities on loan, of which $82,077 is held in Vanguard Market Liquidity Fund.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2026	231	35,936	1,516
MSCI Emerging Markets Index	June 2026	264	23,080	2,380
				3,896

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	6/17/2026	INR	848,498	USD	9,172	—	(254)
Toronto-Dominion Bank	6/17/2026	JPY	503,190	USD	3,164	—	(1)
Toronto-Dominion Bank	6/17/2026	USD	513	AUD	715	—	(1)
Toronto-Dominion Bank	6/17/2026	USD	4,450	CHF	3,418	64	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	2,606	CHF	2,028	4	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	5,315	EUR	4,553	—	—
Toronto-Dominion Bank	6/17/2026	USD	3,265	EUR	2,791	8	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	1,906	EUR	1,634	—	(2)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	2,412	GBP	1,794	—	(4)
Deutsche Bank AG	6/17/2026	USD	302	HKD	2,356	2	—
Goldman Sachs International	6/17/2026	USD	3,659	INR	341,000	75	—
Toronto-Dominion Bank	6/17/2026	USD	8,767	JPY	1,394,798	—	(1)
Deutsche Bank AG	6/17/2026	USD	3,216	JPY	503,190	53	—
Goldman Sachs International	6/17/2026	USD	729	KRW	1,069,562	19	—
Toronto-Dominion Bank	6/17/2026	USD	1,202	SEK	10,984	12	—
Toronto-Dominion Bank	6/17/2026	USD	994	SGD	1,256	8	—
UBS AG	6/17/2026	USD	1,324	TWD	42,050	—	(20)
						245	(283)

AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	525,633	6,007,471	683	6,533,787
Preferred Stocks	22,404	30,206	—	52,610
Rights	7	122	1	130
Warrants	—	—	4	4
Temporary Cash Investments	99,775	—	—	99,775
Total	647,819	6,037,799	688	6,686,306

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,896	—	—	3,896
Forward Currency Contracts	—	245	—	245
Total	3,896	245	—	4,141
Liabilities
Forward Currency Contracts	—	(283)	—	(283)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.